              As filed with the Securities and Exchange Commission

                                 on May 5, 1997

                       Registration No. 33-91448 811-9024

                      ------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           /X/

                       Pre-Effective Amendment No. __                        / /

                       Post-Effective Amendment No. 4                        /X/


                                     and/or
                             REGISTRATION STATEMENT
                  UNDER THE INVESTMENT COMPANY ACT OF 1940                   /X/


                                 Amendment No. 5

                        (Check appropriate box or boxes)

                               TIME HORIZON FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
          (Address of Principal Executive Offices, including Zip Code)

                                 J. DAVID HUBER
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                     (Name and Address of Agent for Service)

                                    COPY TO:

                                CATHY G. O'KELLY
                        VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                                 222 N. LASALLE
                             CHICAGO, ILLINOIS 60601


Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite number of shares of beneficial interest under the Securities Act of 1933. Registrant's Rule 24f-2 Notice for Registrant's fiscal year ended June 30, 1996 was filed on or about August 26, 1996.


It is proposed that this filing will become effective (check appropriate box)

         / / immediately upon filing pursuant to paragraph (b); or


         / / on November 1, 1996 pursuant to paragraph (b); or

         /X/ 60 days after filing pursuant to paragraph (a)(1); or


         / / on (date) pursuant to paragraph (a)(1); or

         / / 75 days after filing pursuant to paragraph (a)(2); or

         / / on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

         / / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                               TIME HORIZON FUNDS
                              CROSS REFERENCE SHEET
                            (AS REQUIRED BY RULE 495)



                            N-1A
                          ITEM NO.                                      LOCATION
                          --------                                      --------
PART A

Item 1.      Cover Page......................................   Cover Page

Item 2.      Synopsis........................................   Expense Summary

Item 3.      Condensed Financial Information.................   Financial Highlights

Item 4.      General Description of Registrant...............   Cover Page; Fund Investments; The Business of the
                                                                Funds; Description of Shares

Item 5.      Management of Fund..............................   The Business of the Funds

Item 5A.     Management's Discussion of Fund
                 Performance.................................   Not Applicable

Item 6.      Capital Stock and Other Securities..............   Description of Shares; Shareholder Guide; Tax
                                                                Information

Item 7.      Purchase of Securities Being Offered............   Shareholder Guide; Plan Payments

Item 8.      Redemption or Repurchase........................   Shareholder Guide

Item 9.      Pending Legal Proceedings.......................   Not Applicable

PART B

Item 10.     Cover Page......................................   Cover Page

Item 11.     Table of Contents...............................   Table of Contents

Item 12.     General Information and History.................   Not Applicable

Item 13.     Investment Objectives and Policies..............   Investment Objectives and Policies

Item 14.     Management of the Fund..........................   Management

Item 15.     Control Persons and Principal Holders of
                 Securities..................................   General Information

Item 16.     Investment Advisory and Other Services..........   Management

Item 17.     Brokerage Allocation and Other Practices........   Management

Item 18.     Capital Stock and Other Securities..............   General Information

Item 19.     Purchase, Redemption and Pricing of
                 Securities Being Offered ...................   Additional Purchase and Redemption Information

Item 20.     Tax Status......................................   Additional Information Concerning Taxes

Item 21.     Underwriters....................................   General Information

Item 22.     Calculation of Performance Data.................   General Information

Item 23.     Financial Statements............................   Financial Statements


PART C

   Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to the Registration Statement.

NOTE: This Post-Effective Amendment No. 4 is being filed to register a separate class of shares, Class M shares, for each of the three currently offered portfolios of the Company. Class M shares are offered by separate prospectus and statement of additional information, which are included in this Post-Effective Amendment. The prospectus and statement of additional information filed by Post-Effective Amendment No. 3 remain in use and are incorporated by reference herein.

                              TIME HORIZON FUNDS
                           Supplement to Prospectus
                                    dated
                               November 1, 1996




        The Company recently authorized a new class of shares, Class M shares, for each of the three existing Funds. Class M shares are available for sale only to investors who currently have a Master Relationship Account or similar account with Bank of America National Trust and Savings Association or one of its affiliated banks. Class M shares are offered by a separate prospectus and may have different sales charges and other expenses. For more information about Class M shares, contact the Company at (800) 247-9728.

Supplement dated June __, 1997.

     Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.


                             SUBJECT TO COMPLETION



                                           , 1997

PROSPECTUS

JUNE    , 1997



                                                     CLASS M SHARES OF

                                                  TIME HORIZON PORTFOLIO 1
                                                  TIME HORIZON PORTFOLIO 2
                                                  TIME HORIZON PORTFOLIO 3
                                  Investment Funds offered by Time Horizon Funds

--------------------------------------------------------------------------------

The Time Horizon Series of Funds consists of three asset allocation funds offered by Time Horizon Funds, an open-end management investment company (the "Company") registered under the Investment Company Act of 1940 (the "1940 Act"). By this Prospectus, Time Horizon Funds is offering shares in three funds, Time Horizon Portfolio 1 ("Portfolio 1"), Time Horizon Portfolio 2 ("Portfolio 2") and Time Horizon Portfolio 3 ("Portfolio 3") (each individually a "Fund" and collectively the "Funds" or "Time Horizon Series of Funds").

The Time Horizon Funds' investment objective is to provide long-term investors maximum total return over a stated investment time period while also increasingly emphasizing capital preservation as each Fund approaches its target time horizon. Each Fund targets a specific investment time horizon (the year 2005 for Portfolio 1, the year 2015 for Portfolio 2 and the year 2025 for Portfolio 3). Investors are encouraged to choose the appropriate Time Horizon Fund depending upon their evaluation of the anticipated timing of major investment goals such as sending a child to college, nearing retirement or purchasing a home.

Bank of America National Trust and Savings Association ("Bank of America" or the "Manager") serves as the Funds' manager. Based in San Francisco, California, Bank of America and its affiliates have over $50 billion under management, of which over $13 billion is in mutual funds.

This Prospectus describes concisely the information about the Funds and the Company that you should know before investing. Please read it carefully and retain it for future reference.


More information about the Funds is contained in a Statement of Additional Information that has been filed with the Securities and Exchange Commission. To obtain a free copy, call (800) 247-9728. The Statement of Additional
Information, as it may be revised from time to time, is dated June   , 1997 and
is incorporated by reference into this Prospectus.

--------------------------------------------------------------------------------

Fund shares are not bank deposits or obligations of, or guaranteed or endorsed by, Bank of America or any of its affiliates and are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. Investment in a Fund involves investment risk, including the possible loss of principal amount invested.
--------------------------------------------------------------------------------

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

This Prospectus is part of a Registration Statement that has been filed with the Securities and Exchange Commission in Washington, D.C. under the Securities Act of 1933.

No person has been authorized to give any information or to make any representations in connection with the offer of a Fund's shares, other than as contained in this Prospectus and the Fund's official sales literature. Therefore, other information and representations must not be relied upon as having been authorized by the Company. This Prospectus does not constitute an offer in any State in which, or to any person to whom, such offering may not lawfully be made.
--------------------------------------------------------------------------------

                                    CONTENTS


         EXPENSE SUMMARY                              2
         FUND INVESTMENTS                             4      INVESTMENT OBJECTIVES
                                                      4      ASSET ALLOCATION
                                                      5      UPON REACHING THE TIME HORIZON
                                                      5      RISK FACTORS
                                                      5      TYPES OF INVESTMENTS
                                                      7      FUNDAMENTAL LIMITATIONS
                                                      7      OTHER INVESTMENT PRACTICES AND CONSIDERATIONS
         SHAREHOLDER GUIDE                           12      HOW TO BUY SHARES
                                                     12      What Is My Minimum Investment In A Fund?
                                                     12      Who Is Eligible To Buy Class M Shares?
                                                     12      How Are Shares Priced?
                                                     13      How Can I Buy Shares?
                                                     14      What Price Will I Receive When I Buy Shares?
                                                     14      What Else Should I Know To Make A Purchase?
                                                             WHAT IF I TERMINATE MY RELATIONSHIP ACCOUNT WITH THE BANK?
                                                     14      HOW TO SELL SHARES
                                                     14      How Do I Redeem My Shares?
                                                     16      What "NAV" Will I Receive For Shares I Want To Sell?
                                                     16      What Kind Of Paperwork Is Involved In Selling Shares?
                                                     16      How Quickly Can I Receive My Redemption Proceeds?
                                                     16
                                                     16      DIVIDEND AND DISTRIBUTION POLICIES
         SHAREHOLDER SERVICES                        17      CAN I USE A FUND IN MY RETIREMENT PLAN?
                                                     17      CAN I EXCHANGE MY INVESTMENT FROM ONE FUND
                                                             TO ANOTHER?
                                                     17
                                                     17
                                                     17
                                                     17      CAN I ARRANGE PERIODIC WITHDRAWALS?
                                                     17
                                                     17
         THE BUSINESS OF THE FUNDS                   18      BOARD OF TRUSTEES
                                                     18      EXPENSES
                                                     18      MANAGER
                                                     19      FUND ACCOUNTANT
                                                     19      DISTRIBUTOR
                                                     19      CUSTODIAN AND TRANSFER AGENT
                                                     19      FEE WAIVERS
         PLAN PAYMENTS                               20      THE ADMINISTRATIVE SERVICE PLAN
                                                     20      THE DISTRIBUTION PLAN
         TAX INFORMATION                             21      FEDERAL TAXES
                                                     22      STATE AND LOCAL TAXES
         MEASURING PERFORMANCE                       22
         DESCRIPTION OF SHARES                       23      ABOUT THE COMPANY
                                                     23      VOTING RIGHTS
----------------------------------------------------------------------------------------------------------------------
          DISTRIBUTOR:                                MANAGER:
          Concord Financial Group, Inc.               Bank of America National Trust and Savings Association
          3435 Stelzer Road                           555 California Street
          Columbus, OH 43219                          San Francisco, CA 94104
----------------------------------------------------------------------------------------------------------------------

EXPENSE SUMMARY


SHAREHOLDER TRANSACTION EXPENSES are charges you pay when buying or selling shares of a Fund. Class M shares are offered at net asset value without an initial sales charge or a contingent deferred sales charge. However, as a part of the annual-fund operating expenses, each Fund pays administrative service fees and distribution fees, if any.



ANNUAL FUND OPERATING EXPENSES include payments by a Fund which are allocable to the Fund. Operating expenses include fees for portfolio management, maintenance of shareholder accounts, general administration, distribution, administrative services, accounting and other services.


Below is a summary of the shareholder transaction expenses charged by each Fund, and each Fund's estimated annual operating expenses, which reflect current waivers and reimbursements. A hypothetical example based on the summary is also shown.



                   SHAREHOLDER TRANSACTION EXPENSES
                      (applicable to All Funds)                      CLASS M
                                                                      -----
     Maximum Sales Load Imposed on Purchases (as a percentage of
       offering price)...........................................      None
     Sales Load Imposed on Reinvested Dividends..................      None
     Maximum Contingent Deferred Sales Load......................      None
     Redemption Fee..............................................      None
     Exchange Fee................................................      None



                                                                           PORTFOLIO 1    PORTFOLIO 2    PORTFOLIO 3
                                                                           ------------   ------------   ------------
                        ANNUAL FUND OPERATING EXPENSE                        CLASS M        CLASS M        CLASS M
     (AS A PERCENTAGE OF AVERAGE NET ASSETS AFTER EXPENSE REIMBURSEMENTS)    -------        -------        -------
     Management Fees.....................................................     0.60%          0.60%          0.60%
     12b-1 Distribution Fees (after waivers)(1)..........................     0.20%          0.20%          0.20%
     All Other Expenses (after reimbursement(2))
     Administrative Service Payments.....................................     0.25%          0.25%          0.25%
     Other Expenses......................................................     0.35%          0.35%          0.35%
     Total Fund Operating Expenses.......................................     1.40%          1.40%          1.40%


   -----------------------

   (1) The 12b-1 distribution fees may not exceed the annual rate of .25% of the average net assets of each Fund's M Class shares. However, through the fiscal year ending June 30, 1998, the Distributor anticipates waiving a portion of the distribution fees. Because of the Rule 12b-1 distribution fee paid by the Funds as shown in the above table, long-term Class M shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. For a further description of shareholder transaction expenses and the Funds' operating expenses, see the sections entitled "Shareholder Guide," "The Business of the Funds" and "Plan Payments" below.



   (2) The Manager and/or Distributor have agreed to absorb other operating expenses and waive fees to ensure that the operating expenses for each Fund (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) will not exceed 1.40% of the average net assets of each Fund's Class M shares. Absent fee waivers and expense reimbursements "Other Expenses" and "Total Fund Operating Expenses" for Class M shares are estimated to be 0.85% and 1.95% for each Portfolio.

--------------------------------------------------------------------------------

EXAMPLE: Assume the annual return is 5% and operating expenses are the same as those stated above. For every $1,000 you invest in a Fund, for example, here's how much you would have paid in total expenses if you closed your account after the number of years indicated:


                                                          AFTER 1 YEAR   AFTER 3 YEARS   AFTER 5 YEARS   AFTER 10 YEARS
                                                          ------------   -------------   -------------   --------------
Class M shares..........................................      $--             $--             $--             $--



Note: The preceding example should not be considered representative of future investment returns and operating expenses. Actual investment returns and operating expenses may be more or less than those shown.

--------------------------------------------------------------------------------

This expense information is provided to help you understand the expenses you would bear either directly (as with transaction expenses) or indirectly (as with annual operating expenses) as a Fund shareholder.

The Funds pay a management fee at the annual rate of 0.60% of a Fund's average daily net assets.


For a Fund's Class M shares, an administrative service fee is paid in the amount of 0.25% of the average daily net assets of such shares. In addition, each Fund has a 12b-1 distribution plan under which a payment of up to 0.25% of the average daily net assets of such shares may be paid. However, through the fiscal year ending June 30, 1998 such fees will not exceed 0.20% of average daily net assets, and the Distributor may waive a greater portion or all of such fees. For a further description of shareholder transaction expenses and each Fund's operating expenses, see the sections entitled "Shareholder Guide," "The Business of the Funds" and "Plan Payments," below.


                           FUND INVESTMENTS

---------------------------------------------------------

                             INVESTMENT OBJECTIVES

THE INVESTMENT OBJECTIVE OF THE TIME HORIZON FUNDS IS TO PROVIDE LONG-TERM INVESTORS MAXIMUM TOTAL RETURN OVER A STATED INVESTMENT TIME PERIOD WHILE ALSO INCREASINGLY EMPHASIZING CAPITAL PRESERVATION AS EACH FUND APPROACHES ITS TARGET TIME HORIZON. TOTAL RETURN IS DEFINED AS THE CHANGE IN VALUE OF AN INVESTMENT IN A FUND OVER THE STATED TIME PERIOD, ASSUMING THAT ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS MADE BY THE FUND DURING THE PERIOD ARE REINVESTED IN ADDITIONAL FUND SHARES. EACH FUND SEEKS TO ACHIEVE ITS OBJECTIVE THROUGH AN ASSET ALLOCATION STRATEGY PRINCIPALLY USING EQUITY SECURITIES AND FIXED INCOME SECURITIES.

TIME HORIZON PORTFOLIO 1 IS MANAGED FOR INDIVIDUALS INVESTING FOR A FINANCIAL GOAL EXPECTED TO OCCUR AROUND THE YEAR 2005.

TIME HORIZON PORTFOLIO 2 IS MANAGED FOR INDIVIDUALS INVESTING FOR A FINANCIAL GOAL EXPECTED TO OCCUR AROUND THE YEAR 2015.

TIME HORIZON PORTFOLIO 3 IS MANAGED FOR INDIVIDUALS INVESTING FOR A FINANCIAL GOAL EXPECTED TO OCCUR AROUND THE YEAR 2025.

THE TARGET TIME HORIZON DATES ARE NOT MATURITY DATES, BUT ESTIMATED DATES AT WHICH THE FUNDS WILL BE MANAGED WITH A PREDOMINANT EMPHASIS ON CAPITAL PRESERVATION, AS DESCRIBED UNDER "UPON REACHING THE TIME HORIZON," BELOW. THE FUNDS DO NOT HAVE A PLANNED TERMINATION VALUE, AND AN INVESTOR'S SHARES, AT A FUND'S TARGET TIME HORIZON, MAY BE WORTH MORE OR LESS THAN THE INVESTOR'S ORIGINAL INVESTMENT. AS WITH ANY OPEN-END INVESTMENT MANAGEMENT COMPANY, INVESTORS MAY REDEEM THEIR SHARES AT ANY TIME, AS DESCRIBED UNDER "HOW TO SELL SHARES," BELOW.

---------------------------------------------------------

ASSET ALLOCATION

Each Time Horizon Fund has a strategic mix of its investments allocated principally to two asset classes: equity securities and fixed income securities. The strategic asset allocation mix for each Fund varies over time as the Fund moves closer to its target time horizon. Typically, the more distant a Fund's target time horizon, the greater the allocation to assets with higher growth potential and more risk, such as equity securities. Conversely, the closer a Fund's target time horizon, the greater the emphasis on capital preservation assets such as short-term fixed income securities. Each Time Horizon Fund will be managed more conservatively as it moves closer to its stated target time horizon, with the goal of reducing risk as measured by the probability of loss in a given year. Thus, assuming static market conditions, ten years from now the asset allocation mix of Portfolio 2 could be expected to look like the current asset allocation mix of Portfolio 1.

Under normal market conditions, Bank of America currently actively manages each Fund's strategic asset allocation mix within the ranges shown below, based on an evaluation of the anticipated returns and risks for various asset classes in the near-term future. For example, if stocks are considered to have a greater appreciation potential relative to bonds during a given period, each Fund's percentage weighting of stocks may be increased within the ranges indicated below. Allocating assets within the specified ranges permits each Fund to attempt to optimize performance consistent with its investment objective and time horizon.

                           CURRENT ASSET ALLOCATION:

                                      PORTFOLIO 1           PORTFOLIO 2            PORTFOLIO 3
                                  --------------------  --------------------  ---------------------
                                  STRATEGIC             STRATEGIC             STRATEGIC
                                  ALLOCATION    RANGE   ALLOCATION    RANGE   ALLOCATION    RANGE
                                  ----------    -----   ----------    -----   ----------    -----
Equity Securities...............     35%       15%-45%     50%       30%-70%     70%       40%-100%
Fixed Income Securities.........     65%       55%-85%     50%       30%-70%     30%         0%-60%

From time to time, each Fund may also utilize certain other instruments that do not fall within the asset classes listed above, including options, futures contracts, and repurchase agreements, as described below under "Types of Investments" and "Other Investment Practices and Considerations." Under normal market conditions, no more than 10% of a Fund's total assets will be invested in such instruments.

UPON REACHING THE TIME HORIZON

It is anticipated that after reaching their respective target time horizons, having shifted their emphases from total return, the Funds will continue to be managed with a predominant emphasis on preservation of capital. Upon reaching the specific Fund's time horizon, investors should consider whether the Fund continues to meet their objectives. After a Fund has reached its target time horizon, its assets may begin to decrease as a result of investor withdrawals, in which event the Board of Trustees of the Company will monitor withdrawals and consider what action would be appropriate to protect the interests of all its shareholders. Such action could include a merger of the Fund with another fund with similar investment objectives (i.e., capital preservation) or termination of the Fund.

RISK FACTORS

The Funds' investment practices involve certain risks, including the market risks inherent in equity investments and market and interest rate risks inherent in fixed income investments, and may involve risks associated with investment in foreign securities and the use of derivative securities such as options and futures contracts. Such risks are described under "Types of Investments" and "Other Investment Practices and Considerations," below. The Statement of Additional Information contains more detailed information about these investments and the risks that may be associated with them.

TYPES OF INVESTMENTS

IN GENERAL. Each Fund is a diversified portfolio which invests substantially all of its assets through an asset allocation approach using equity and fixed income securities.

The Funds' investments in equity securities are comprised of common and preferred stocks, and securities convertible into such stocks, of domestic and foreign companies with small, medium and large market capitalizations (public market price times total outstanding shares). Historically, while equity securities have experienced a higher level of volatility due to market fluctuations than fixed income securities, they also have provided higher levels of total return. In addition, investments in companies with smaller market capitalizations involve greater risk than investments in larger, more established companies, including more volatile market price movements.

Fixed income securities acquired by the Funds must be investment grade at the time of purchase, and may include domestic and foreign corporate debt obligations (including bonds, debentures, notes, and zero coupon securities), government debt obligations, and mortgage-backed and asset-backed securities. The Funds are not restricted as to the maturity or average maturity of their fixed income investments. If fixed income securities purchased by the Funds subsequently fall below investment grade, the Funds will seek to dispose of the securities in an orderly and prudent manner, normally over a period of approximately 30 to 90 days.

Investment grade bonds are bonds that are rated in one of the four highest rating categories by a nationally recognized statistical rating organization, e.g., BBB or better by Standard & Poor's Corporation ("S&P"), Duff & Phelps Credit Co. ("D&P") or Fitch Investors Service, Inc. ("Fitch") or Baa or better by Moody's Investors Service, Inc. ("Moody's"). Investment grade debt securities ordinarily carry lower rates of interest income than lower quality debt securities with similar maturities. While bonds rated investment grade are regarded as having adequate capacity to pay interest and repay principal, adverse economic conditions, changing circumstances, or circumstances not known or adequately taken into account by the rating agency could lead to a weakened capacity to pay interest and repay principal. Bonds with the lowest investment grade rating (i.e., BBB or Baa) do not have outstanding investment characteristics and may have speculative characteristics as well. Unrated securities will be purchased only if the Manager believes that they are of comparable quality to the rated securities in which the Funds may invest.

Fixed income securities held by the Funds are subject to interest rate risk, as the value of such securities will vary inversely with changes in interest rates. Fixed income securities held by the Funds are also subject to market risk, as the value of such securities will vary with a variety of market and economic conditions.

U.S. GOVERNMENT OBLIGATIONS. Investments in U.S. Treasury securities are backed by the "full faith and credit" of the U.S. Government. Such securities include Treasury bills, Treasury notes and Treasury bonds. The Funds may also purchase other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Small Business Administration, are backed by the full faith and credit of the U.S. Government; others, like the Federal National Mortgage Association, are backed by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, including the Student Loan Marketing Association, are backed solely by the issuer's credit. There is no assurance that the U.S. Government would support a U.S. Government-sponsored entity if it were not required to do so by law.

MORTGAGE-BACKED SECURITIES. Mortgage-backed securities, such as Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), and Federal Home Loan Mortgage Corporation ("FHLMC") securities, consist of interests in pools of real estate mortgage loans, and will be guaranteed as to principal and interest, but not market value, by the U.S. Government or by one of its agencies or instrumentalities. A risk associated with mortgage-backed securities is early paydown resulting from refinancing of the underlying mortgages which is similar to the risk that corporate bonds might be called by the issuer if the bond interest rate is higher than currently prevailing interest rates. The rate of such prepayments, and hence the life of the security, will be primarily a function of current market rates. In periods of falling interest rates, the rate of prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds will generally be at lower rates than the rates on the prepaid obligations.

ASSET-BACKED SECURITIES. Asset-backed securities consist of undivided fractional interests in pools of mortgages, consumer loans or receivables held in a trust. Examples include collateralized mortgage obligations ("CMOs"), certificates for automobile receivables ("CARs") and credit card receivables ("CARDs"). Payments of principal and interest on the mortgages, loans or receivables are passed through to certificate holders. Asset-backed securities may be issued by either governmental or non-governmental entities. Payment on asset-backed securities of private issuers is typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty, or subordination. The extent of credit enhancement varies, but usually amounts to only a fraction of the asset-backed security's value. Ultimately, asset-backed securi-ties are dependent upon payment of the mortgages, consumer loans or receivables by individuals, and the certificate holder frequently has no recourse to the entity that originated the loans or receivables. All asset-backed securities purchased by the Funds will either be issued or guaranteed by a U.S. Government entity, rated AAA by S&P or Aaa by Moody's, or have an equivalent rating from another rating agency.

The assets underlying asset-backed securities may be prepaid with the result of shortening the certificates' weighted average life. Prepayment rates vary widely and may be affected by changes in market interest rates. It is not possible to accurately predict the average life of a particular pool of mortgages, loans or receivables. The proceeds of prepayments received by a Fund must be reinvested in securities whose yields reflect interest rates prevailing at the time. Thus, a Fund's ability to maintain a portfolio which includes high-yielding asset-backed securities will be adversely affected to the extent reinvestments are in lower yielding securities. The actual maturity and realized yield will therefore vary based upon the prepayment experience of the underlying asset pool and prevailing interest rates at the time of prepayment. Also, while the secondary market for certain asset-backed securities is ordinarily quite liquid, in times of financial stress the secondary market may not be as liquid as the market for other types of securities, which could make valuing or liquidating such securities difficult.

CASH EQUIVALENTS. For temporary defensive purposes (for example, when Bank of America believes such a position is warranted by uncertain or unusual market conditions, or when liquidity is required to meet unusually high redemption requests), the Funds may invest without limitation in cash equivalents such as money market instruments (including short-term bank time deposits, certificates of deposit, bankers' acceptances, obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and commercial paper issued by U.S. and foreign issuers which is rated at the time of purchase at least Prime-2 by Moody's or A-2 by S&P) and, subject to the investment limitations described below, shares of other open-end investment companies which seek to maintain a $1.00 net asset value per share ("Money Market Funds"). Under normal market conditions, prior to reaching its time horizon date, no more than 10% of a Fund's net assets will be invested in cash equivalents. After reaching its stated time horizon, the percentage of each Fund's net assets invested in cash equivalents may increase, consistent with its predominant emphasis on capital preservation.

The Funds may also make other investments as described more fully below under "Other Investment Practices and Considerations."

FUNDAMENTAL LIMITATIONS

The investment objective of a Fund may not be changed without a vote by the holders of a majority of the outstanding shares of the Fund. Policies requiring such a vote to effect a change are known as "fundamental." Included in the Funds' fundamental policies is the restriction that no Fund may invest more than 10% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. The Manager will monitor the amount of illiquid securities in the Funds' portfolios, under the supervision of the Board of Trustees, to ensure compliance with the Funds' investment restrictions. A complete list of the Funds' fundamental investment limitations is set out in the Statement of Additional Information.

OTHER INVESTMENT PRACTICES AND CONSIDERATIONS

FOREIGN SECURITIES. Subject to its investment objective and policies stated above, each Fund may invest in debt and equity securities of foreign issuers that may or may not be publicly traded in the United States. Such securities may include, subject to the further investment limitations stated under "Investment Company Securities," below, shares of open-end investment companies that invest primarily in securities of foreign issuers. It is currently the intention of each Fund to invest no more than 20% of its total assets at the time of purchase in securities of foreign issuers, of which up to 10% of such total assets may be invested in debt obligations of foreign issuers. Foreign debt securities may include Yankee bonds (dollar-denominated bonds sold in the United States by non-U.S. issuers) and Eurobonds (bonds issued in a country and sometimes a currency other than the country of the issuer). A Fund's investment limitations regarding its investments in foreign securities also apply to investments in dollar-denominated American Depositary Receipts ("ADRs") traded in the United States on exchanges or in the over-the-counter markets. ADRs are dollar-denominated receipts for the shares of a foreign-based corporation held by a U.S. bank and traded in U.S. markets. ADRs may be sponsored by the foreign issuer or may be unsponsored. Unsponsored ADRs are organized independently and without the cooperation of the foreign issuer of the underlying securities; as a result, available information regarding the issuer may not be as current as for sponsored ADRs, and the prices of unsponsored ADRs may be more volatile than if they were sponsored by the issuers of the underlying securities. The Funds may be subjected to additional risks associated with the holding of property abroad such as future political and economic developments, currency fluctuations, possible withholding of tax payments, possible seizure or nationalization of foreign assets, possible establishment of currency exchange control regulations or the adoption of other foreign government restrictions that might adversely affect the payment of principal or interest on foreign securities in the Funds. Securities of some foreign companies are less liquid, and their prices more volatile, than those of domestic companies. There is less publicly available information about foreign companies than domestic companies, and foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies.

CONVERTIBLE SECURITIES. The convertible securities in which the Funds may invest include convertible preferred stocks, convertible debentures and warrants which may be exchanged for, converted into, or exercised to acquire a predetermined number of shares of the issuer's common stock at the option of the holder during a specified time period. Convertible securities generally pay interest or dividends and provide for participation in the appreciation of the underlying common stock but generally have a lower level of risk because the yield is higher and the security is senior to common stock. Convertible securities may also include warrants which give the holder the right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price but which do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale and the failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised.

OPTIONS. Each of the Funds may purchase put and call options on listed securities and stock indexes so long as the aggregate premiums paid for options do not exceed 2% of the net assets of the Fund (this restriction does not apply to options on futures contracts). Put options may be purchased in order to protect the Fund's portfolio securities in expectation of a declining market, and call options may be purchased to benefit from anticipated price increases in the underlying securities or index. A Fund may not write put options but may write fully covered call options in order to realize current income from the premiums received as long as the Fund remains fully covered throughout the life of the option, either by owning the optioned securities or possessing a call issued by another writer that is identical in all respects to the call written by the Fund.

Options trading is a highly specialized activity which entails greater than ordinary investment risks. Although the Fund's risk when purchasing options is limited to the amount of the original premiums paid plus transaction costs, options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. When writing covered call options, the Fund gives up the opportunity to profit from a price increase in the underlying security above the option's exercise price in return for the premium, but retains the risk of loss should the price of the underlying security fall. In addition, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives, and there is no guarantee that a liquid secondary market for particular options will exist. For additional information relating to options transactions and the particular risks thereof, please refer to the Statement of Additional Information.

FUTURES. The Funds may purchase and sell futures contracts (and may purchase related options) on domestic and foreign stock indexes, interest rates, bonds and currencies as a hedge against anticipated interest rate fluctuations or changes resulting from market conditions in the values of the securities that a Fund holds in its portfolio or intends to purchase or sell, and where the transactions are economically appropriate for the reduction of risks inherent in the ongoing management of the Fund's portfolio. In addition, the Funds may purchase and sell futures contracts on interest rates, bonds and stock indexes, such as U.S. Treasury bonds or the S&P 500 Index, as a substitute for purchasing or selling the underlying securities. The Fund may not purchase or sell a futures contract or purchase a related option unless, immediately after any such transaction, the sum of the aggregate amount of initial margin deposits on its existing futures positions and the amount of premiums paid for related options is 5% or less of its total assets (after taking into account certain technical adjustments).

The Funds may be subject to additional risks associated with futures contracts, such as the possibility that the Manager's forecasts of market values and other factors are not correct, imperfect correlation between a Fund's hedging instrument and the asset or liability being hedged, default by the other party to the transaction, and inability to close out a position because of the lack of a liquid market. In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in a futures contract and the securities being hedged, the price of futures contracts may not correlate perfectly with movement in the cash market due to certain market distortions. As a result of these factors, a correct forecast of general market trends or interest rate movements by the Manager may still not result in a successful hedging transaction over a short time frame. More information regarding futures contracts and related options, including the costs and risks related to such instruments, is included in the Statement of Additional Information.

The transactions described in "Options" and "Futures," above, are frequently referred to as derivative transactions. In general, derivatives are instruments whose value is based upon, or derived from, some underlying index, reference rate (e.g., interest rates or currency exchange rates), security, commodity or other asset.

VARIABLE RATE INSTRUMENTS. The Funds may invest in variable and floating rate instruments, which may include master demand notes. Although payable on demand by a Fund, master demand notes may not be marketable. Consequently, the ability to redeem such notes may depend on the borrower's ability to pay, which will be monitored by the Manager. Such notes will be purchased only from domestic corporations that either (a) are rated Aa or better by Moody's or AA or better by S&P, (b) have commercial paper rated at least Prime-2 by Moody's or A-2 by S&P, (c) are backed by a bank letter of credit or (d) are unrated and are determined by the Manager to be of a quality comparable to securities described in either clause (a) or (b).

INVESTMENT COMPANY SECURITIES. As described under "Cash Equivalents," above, the Funds may invest in securities of Money Market Funds (including money market funds advised by Bank of America) as a temporary defensive measure, when market conditions are uncertain or unusual, or for other purposes. The Funds may also invest in securities issued by other open-end investment companies, including those which invest in foreign securities of the type in which the Funds are authorized to invest. No more than 10% of the value of a Fund's total assets will be invested in securities of other investment companies, with no more than 5% invested in the securities of any one investment company. In addition, a Fund may hold no more than 3% of the outstanding voting stock of any other investment company. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees; however, Bank of America will reduce its management fees by the amount of any advisory fees of such other investment company borne by the Funds.

The Company reserves the right to apply to the Securities and Exchange Commission for an exemption from certain other provisions of the 1940 Act, which limit each Fund's investment in investment companies to the percentages of its total assets indicated above. If an exemption is applied for and granted, each Fund may not be limited as to the amount of its total assets that may be invested in securities of other investment companies managed by the Manager. Prior to any such investment, the Funds' shareholders will be asked to approve the other funds, this Prospectus will be amended to describe the other funds, and all operating expenses of the Funds will be paid by the Manager.

REPURCHASE AGREEMENTS. The Funds may buy securities subject to the seller's agreement to repurchase them at an agreed upon time and price. These transactions are known as repurchase agreements. The Funds will enter into repurchase agreements only with banks that have a commercial paper rating of A-2 or better by S&P or Prime-2 or better by Moody's or registered broker-dealers deemed creditworthy by the Manager, under guidelines approved by the Company's Board of Trustees. A Fund's investments in repurchase agreements with maturities greater than seven days, together with all other illiquid securities, will not exceed 10% of the value of its net assets.

During the term of any repurchase agreement, the seller must maintain the value (including accrued interest) of the securities subject to the agreement in an amount that is greater than the repurchase price. The Manager monitors that value to make sure that it is maintained. Nonetheless, should the seller default on its obligations under the agreement, the Fund would be exposed to possible loss due to adverse market action or delays connected with the disposition of the underlying obligations.

REVERSE REPURCHASE AGREEMENTS. The Funds may borrow money for temporary purposes by entering into transactions called reverse repurchase agreements. Under these agreements, the Funds sell portfolio securities to financial institutions and agree to buy them back later at an agreed upon time and price. The Funds will conduct reverse repurchase transactions only with banks which have a commercial paper rating of A-2 or better by S&P or Prime-2 or better by Moody's or registered broker-dealers deemed creditworthy by the Manager, under guidelines approved by the Company's Board of Trustees.

When a Fund enters into a reverse repurchase agreement, it places in a separate custodial account either liquid assets or other high-grade debt securities that have a value equal to or greater than the repurchase price. The account is monitored by the Manager to make sure that an appropriate value is maintained. Reverse repurchase agreements involve the risk that the value of portfolio securities a Fund relinquishes may decline below the price the Fund must pay when the transaction closes. The Funds will only enter into reverse repurchase agreements to avoid the need to sell portfolio securities to meet redemption requests.

SECURITIES LENDING. In order to earn additional income, the Funds may lend portfolio securities to broker-dealers that the Manager considers to be of good standing. Borrowers of portfolio securities may not be affiliated directly or indirectly with the Company. If the broker-dealer should become bankrupt, however, a Fund could experience delays in recovering its securities. A securities loan will only be made when, in the Manager's judgment, the possible reward from the loan justifies the possible risks. In addition, such loans will not be made if, as a result, the value of securities loaned by a Fund exceeds 10% of its total assets. Securities loans will be fully collateralized.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. The Funds may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions, which involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), permit a Fund to lock-in a price or yield on a security, regardless of future changes in interest rates. When-issued and forward commitment transactions involve the risk that the price or yield obtained may be less favorable than the price or yield available when the delivery takes place. A Fund will set aside in a segregated account cash or liquid securities equal to the amount of any when-issued or forward commitment purchases. A Fund's when-issued purchases and forward commitments may not exceed 25% of the value of the Fund's total assets absent unusual market conditions. The Funds do not intend to engage in when-issued purchases and forward commitments for speculative purposes but only in furtherance of their investment objectives.

SECURITIES ISSUED BY BANK OF AMERICA AND AFFILIATES. The Funds will not invest in instruments or securities issued by Bank of America or any of its affiliates.

FUND TRANSACTIONS. Other investment companies and accounts managed by the Manager and its affiliated entities may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another investment company or account, available investments or opportunities for sales will be equitably allocated pursuant to procedures of Bank of America. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by a Fund.

From time to time, the Funds may pay brokerage commissions to an affiliate of the Funds' distributor, Concord Financial Group, Inc. (the "Distributor"), on securities acquired by a Fund. In allocating the purchase and sale orders for investment securities involving the payment of brokerage commissions or dealer concessions, the Manager may consider the sale of Fund shares by broker-dealers and other financial institutions (including affiliates of the Manager and the Funds' distributor to the extent permitted by law), provided it believes the quality of the transaction and the price to a Fund are not less favorable than what they would be with any other qualified firm.

PORTFOLIO TURNOVER. The Funds' investment practices may result in portfolio turnover greater than that of other mutual fund portfolios. Higher rates of turnover may require payment of brokerage commissions, impose other transaction costs and could increase substantially the amount of income received by the Funds that constitutes taxable capital gains. To the extent capital gains are realized, distributions from those gains may be ordinary income for federal tax purposes (see "Tax Information"). Although no commissions are paid on bond transactions, purchases and sales are at net prices which reflect dealers' mark-ups and mark-downs, and a higher portfolio turnover rate for bond investments will result in the payment of more dealer mark-ups and mark-downs than would otherwise be the case. Each Fund's turnover rates are listed under "Financial Highlights." Turnover will not be a limiting factor in making investment decisions for the Funds.

                          SHAREHOLDER GUIDE
     THE FOLLOWING SECTION WILL PROVIDE YOU WITH ANSWERS TO SOME
     OF THE MOST OFTEN-ASKED QUESTIONS REGARDING BUYING AND
     SELLING A FUND'S SHARES AND REGARDING A FUND'S DIVIDENDS.

HOW TO BUY SHARES

WHAT IS MY MINIMUM INVESTMENT IN A FUND?

Generally, there is a minimum investment requirement of $500 for initial purchases and $50 for subsequent purchases, although these amounts may be altered in certain circumstances as shown below and may be changed at anytime in the sole discretion of the Funds.



                  INVESTMENT MINIMUMS
             FOR SPECIFIC TYPES OF ACCOUNTS

                              INITIAL     SUBSEQUENT
                             INVESTMENT   INVESTMENT
                               ------     ----------
    Regular Account            $  500        $50
    Automatic Investment
    Plan                       $   50        $50
    IRAs, SEP-IRAs (one
      participant)             $  500     No minimum
    Spousal IRAs*              $  250     No minimum
    SEP-IRAs (more than one
      participant)             $2,500     No minimum



  * A regular IRA must be opened in conjunction with this account.



WHO IS ELIGIBLE TO BUY CLASS M SHARES?



Each Fund issues four classes of shares. Class M shares are sold to investors who currently have a Master Relationship Account or similar account ("Relationship Account") with Bank of America or one of its affiliated banks ("Bank"). A Relationship Account combines a banking account with a brokerage account established with an affiliated broker-dealer of a Bank. Class M shares are sold without any front-end or contingent deferred sales load and have an administrative service fee of .25% of average daily net assets. Currently a distribution fee of 0.20% or less of average daily net assets is anticipated to be charged, but a distribution fee of up to .25% of average daily net assets could be charged at a future date.



The net income attributable to Class M shares and the dividends payable on Class M shares will be reduced by the amount of the administrative plan fee and the distribution plan fees attributable to Class M shares, if any, and incremental expenses associated with such plans. Sales personnel may receive different compensation for selling Class M shares.


HOW ARE SHARES PRICED?


Shares are purchased at their public offering price, which is based upon a Fund's net asset value per share. Each Fund calculates its net asset value ("NAV") as follows:


                      (Value of Assets Attributable to the Class)-
                      (Fund Liabilities Attributable to the Class)
NAV =   -----------------------------------------------------
                             Number of Outstanding Shares

Net asset value is determined as of the end of regular trading hours on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern time) on days the Exchange is open.

A Fund's investments in securities that are primarily traded on a domestic exchange or traded on the NASDAQ National Market System are valued at the last sale price on the exchange or market where primarily traded or listed or, if there is no recent sale price available, at the last current bid quotation. Securities not so traded are valued at the last current bid quotation if market quotations are available. Except for short-term securities with remaining maturities of 60 days or less ("Short-Term Securities"), fixed income securities are valued by using market quotations, or independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Short-Term Securities are valued at amortized cost, which approximates market value. Equity options are valued at the last sale price unless the bid price is higher or the asked price is lower, in which event such bid or asked price is used. Futures contracts and options thereon are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Other securities and assets are valued at fair value as determined in good faith pursuant to procedures adopted by the Board of Trustees. Trading in foreign securities is generally completed prior to the end of regular trading on the Exchange. Trading may occur in foreign securities, however, on Saturdays and U.S. holidays and at other times when the Exchange is closed. As a result, there may be delays in reflecting changes in the market values of foreign securities in the calculation of the net asset value of a Fund. There may be variations in the net asset value per share of a Fund on days when net asset value is not calculated and on which shareholders of a Fund cannot redeem due to changes in values of securities traded in foreign markets. For further information about valuing securities, see the Statement of Additional Information. For voice recorded price and yield information call (800) 247-9728.


HOW CAN I BUY SHARES?



You may buy Class M shares through your Relationship Account. Contact your account representative for instructions.

WHAT PRICE WILL I RECEIVE WHEN I BUY SHARES?


Your shares will be purchased at the particular Fund's net asset value calculated at the next close of regular trading on the Exchange (normally 4:00 p.m. Eastern time) after your purchase order is received in proper form by the Funds' Transfer Agent, BISYS Fund Services, Inc., at its Columbus office. The Bank or its affiliated broker-dealer is responsible for transmitting your order and required funds to the Transfer Agent on a timely basis in accordance with the procedures established by your Relationship Account. Share purchases are executed only on days on which the Bank and the Funds are open for business.


WHAT ELSE SHOULD I KNOW TO MAKE A PURCHASE?


You must specify at the time of investment that you are purchasing Class M shares.



Please remember that the Company reserves the right to reject any purchase order.



You should note that the Bank imposes minimum customer account and other requirements in addition to those imposed by each Fund as a part of the Relationship Account.



WHAT IF I TERMINATE MY RELATIONSHIP ACCOUNT WITH THE BANK?



You may keep your current investment in Class M shares, but you will not be able to purchase additional Class M shares. In addition, the shareholder services described in this Prospectus, such as exchange privileges, will not be available. Upon termination of your Relationship Account the records of your account will be transferred to the Funds' Transfer Agent. To make this transfer you must complete an Application. Federal regulations require you to provide a certified taxpayer identification number upon opening or reopening your account. Applications received without a certified taxpayer identification number may be accepted but could be subject to backup withholding by the Funds on any distributions, redemptions or other disbursements.


HOW TO SELL SHARES

HOW DO I REDEEM MY SHARES?


Time Horizon Funds makes it easy to sell, or "redeem," shares. A Fund imposes no charge when you redeem shares. The value of the shares you redeem may be more or less than your cost, depending on a particular Fund's current net asset value.



If your shares are held as a part of a Relationship Account, you may redeem all or part of your shares in accordance with the instructions pertaining to that account.



If you have terminated your Relationship Account, then you may redeem shares through the Transfer Agent in accordance with the procedures described in the chart below.

================================================================================

    ---------------------------------------------------------------------------------------------------
    SELLING SHARES THROUGH THE TRANSFER AGENT
    ---------------------------------------------------------------------------------------------------
    BY MAIL
    Time Horizon Funds                     Send a signed, written request (each owner, including each
    P.O. Box 182089                        joint owner, must sign) to the Transfer Agent at the address
    Columbus, Ohio 43218-2090              on the left.
    ---------------------------------------------------------------------------------------------------
    IN PERSON
    Time Horizon Funds
    c/o BISYS Fund Services, Inc.          Deliver your signed, written request (each owner, including
    3435 Stelzer Road                      each joint owner, must sign) directly to the offices of the
    Columbus, Ohio 43219-3035              Transfer Agent at the address on the left.
    ---------------------------------------------------------------------------------------------------
    BY WIRE                                As soon as appropriate information regarding your bank
                                           account has been established on your Fund account, you may write, telephone or telegraph redemption requests to the
                                           Transfer Agent, and redemption proceeds will be wired in
                                           federal funds to the commercial bank you have specified.
                                           Information regarding your bank account may be provided on the Account Application or in a signature guaranteed letter of instruction to the Transfer Agent. Signature guarantee
                                           requirements are discussed in the section entitled "What
                                           Kind Of Paperwork Is Involved In Selling Shares?"
                                           Redemption proceeds will normally be wired the business day after your request and any other necessary documents have
                                           been received by the Transfer Agent.
                                           Wire Privileges apply automatically unless you indicate on the Account Application or in a subsequent written notice to the Transfer Agent that you do not wish to have them.
                                           Requests must be for at least $1,000 and may be subject to limits on frequency and amount.
                                           Wire Privileges may be modified or suspended at any time.
                                           Contact your bank for information on any charges imposed by the bank in connection with receipt of redemptions by wire.
                    THESE INSTRUCTIONS DO NOT APPLY IF YOU HAVE A RELATIONSHIP ACCOUNT.
            PLEASE CONTACT YOUR ACCOUNT REPRESENTATIVE FOR INSTRUCTIONS ON HOW TO SELL SHARES.
    ---------------------------------------------------------------------------------------------------

WHAT "NAV" WILL I RECEIVE FOR SHARES
I WANT TO SELL?


Redemption orders are effected at the net asset value per share next determined after receipt of the order in proper form by the Transfer Agent at its Columbus office. For shares held in a Relationship Account the Bank or its affiliated broker-dealer is responsible for transmitting your orders to the Transfer Agent on a timely basis in accordance with the procedures established by your Relationship Account.



The Company reserves the right to redeem any account (other than 401(k), IRA and non-working spousal IRA accounts) involuntarily if, after sixty days' written notice, the account's net asset value remains below a $500 minimum balance.


WHAT KIND OF PAPERWORK IS INVOLVED
IN SELLING SHARES?


Redemption requests must be signed by each shareholder, including each joint owner. When redeeming shares, you should indicate that you are redeeming Class M shares. If you own other classes of shares, Class M shares will be redeemed first, unless you request otherwise. Certain types of redemption requests will need to include a signature guarantee. Signature guarantees must accompany redemption requests for: (i) an amount in excess of $50,000; (ii) any amount if the redemption proceeds are to be sent somewhere other than the address of record on the Funds' books; or (iii) an amount of $50,000 or less if the address of record has not been on the Funds' books for sixty days.


You may obtain a signature guarantee from: (i) a bank which is a member of the FDIC; (ii) a trust company; (iii) a member firm of a national securities exchange; or (iv) another eligible guarantor institution. Guarantees must be signed by an authorized signatory of the guarantor institution and be accompanied by the words "Signature Guaranteed." The Transfer Agent will not accept guarantees from notaries public.

HOW QUICKLY CAN I RECEIVE MY REDEMPTION PROCEEDS?


The Company ordinarily will make payment for all shares redeemed within seven days after the Transfer Agent receives a request in proper form, except as provided by the rules of the Securities and Exchange Commission. The Company may suspend the right of redemption or postpone the date of payment upon redemption (as well as suspend the recording of the transfer of shares) for such periods as are permitted under the 1940 Act.



DIVIDEND AND DISTRIBUTION POLICIES


Shareholders of a Fund are entitled to dividends and distributions arising from the net investment income and net realized gains, if any, earned on investments of the Fund. A Fund's net income and net capital gains (if any) are declared and paid at least annually.


You will automatically receive dividends and capital gain distributions in additional shares unless you elect in writing to receive payment in cash. To elect to receive payment in cash, or to revoke such election, you should contact your account representative. If you have terminated your Relationship Account, you may change your election by writing the Transfer Agent, BISYS Fund Services, Inc., at P.O. Box 182089, Columbus, Ohio 43218-2090. The election or revocation will become effective with respect to dividends paid after it is received by the Transfer Agent.


                         SHAREHOLDER SERVICES
     TIME HORIZON FUNDS PROVIDES A VARIETY OF WAYS TO MAKE
     MANAGING YOUR INVESTMENTS MORE CONVENIENT.


The following services and privileges as well as others described in this Prospectus, except as specifically noted, are available only for shareholders holding shares through a Relationship Account with the Bank.


CAN I USE A FUND IN MY RETIREMENT PLAN?


You are able to set up Individual Retirement Accounts ("IRAs"), including IRAs under a Simplified Employee Pension Plan ("SEP-IRAs") and IRA "Rollover Accounts." YOUR INVESTMENTS GROW TAX DEFERRED UNTIL WITHDRAWAL AT RETIREMENT AND IN MANY CASES THE INITIAL INVESTMENT IS TAX DEDUCTIBLE. For details, contact your account representative. Investors should also read the IRA Disclosure Statement and the Bank Custodial Agreement for further details on eligibility, service fees and tax implications, and should consult their tax adviser.


CAN I EXCHANGE MY INVESTMENT FROM ONE FUND TO ANOTHER?


Through your Relationship Account, you have the privilege of exchanging your shares for shares of the same class of another Time Horizon Fund or of a Pacific Horizon Fund that legally may be sold in your state of residence (the "Exchange Privilege"). Contact your account representative for further details.



The Funds reserve the right to reject any exchange request and the Exchange Privilege may be modified or terminated at any time.



CAN I ARRANGE PERIODIC WITHDRAWALS?


IF YOU ARE A SHAREHOLDER WITH A FUND ACCOUNT VALUED AT $5,000 OR MORE, YOU MAY WITHDRAW AMOUNTS IN MULTIPLES OF $50 FROM YOUR ACCOUNT ON A MONTHLY, QUARTERLY, SEMI-ANNUAL OR ANNUAL BASIS THROUGH THE AUTOMATIC WITHDRAWAL PLAN.


At your option, monthly, quarterly, semi-annual and annual withdrawals will be made on either the first or fifteenth day of the particular month selected. To participate in this Plan, contact your account representative for further details. If you have terminated your Relationship Account you may participate in this Plan by checking the appropriate box and supplying the necessary information on the Account Application or in a subsequent signature guaranteed written request to the Transfer Agent.


                      THE BUSINESS OF THE FUNDS

                               BOARD OF TRUSTEES

The business affairs of Time Horizon Funds are managed under the general supervision of its Board of Trustees, under the laws of the State of Delaware.

Information about the Trustees and officers of the Company is included in the Statement of Additional Information in the section entitled "Management."

EXPENSES

Operating expenses borne by the Funds include taxes, fees and expenses of the Trustees and officers, administration, custodial and transfer agency fees, certain insurance premiums, outside auditing and legal expenses, costs of shareholder reports and meetings and any extraordinary expenses. The Funds' expenses also include Securities and Exchange Commission fees, state securities qualification fees, costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, and certain shareholder servicing fees. Except as noted in this Prospectus, the service contractors bear all expenses in connection with the performance of their services and the Funds bear the expenses incurred in their operations.

                                    MANAGER

Bank of America serves as the Funds' Manager. Bank of America is a subsidiary of BankAmerica Corporation, a registered bank holding company. Its principal offices are located at 555 California Street, San Francisco, California 94104.

Formed in 1904, Bank of America is a national banking association that provides commercial banking and trust business through an extensive system of branches across the western United States. Bank of America's principal banking affiliates operate branches in ten U.S. states as well as corporate banking and business credit offices in major U.S. cities. In addition, it has branches, corporate offices and representative offices in 36 countries.

In its Management Agreement, Bank of America has agreed to manage the Funds' investments and to be responsible for, place orders for, and make decisions with respect to, all purchases and sales of the Funds' securities. The management agreement also provides that Bank of America may, in its discretion, provide advisory services through its own employees or employees of one or more of its affiliates that are under the common control and management of Bank of America's parent, BankAmerica Corporation. Bank of America may also employ a sub-adviser provided that Bank of America remains fully responsible to the Funds for the acts and omissions of the sub-adviser.


Bank of America Illinois' Investment Advisors Division is responsible for the day-to-day investment activities of the Funds. The investment management team is headed by James Miller, Executive Vice President and Chief Investment Officer of BofA Illinois (a wholly-owned subsidiary of BankAmerica Corporation). Mr. Miller has been associated with BofA Illinois (and its predecessor Continental Bank) since 1988. Mr. Miller is a Chartered Financial Analyst, a member of the Association of Investment Management and Research, and a former Director of the Investment Analysts Society of Chicago.


Under its management agreement, Bank of America has also agreed to provide statistical and research data, data processing services, and clerical services, and coordinate the preparation of reports to shareholders of the Funds and the Securities and Exchange Commission.

For its services as manager, Bank of America is entitled to receive a fee from the Funds at the annual rate of .60% of the Funds' average daily net assets. This amount may be reduced pursuant to undertakings by Bank of America. (See the information below in the section entitled "Fee Waivers.") In addition, Bank of America, and its affiliates may be entitled to fees as described below in "Plan Payments" and may receive fees charged directly to their accounts in connection with investments in a particular Fund's shares.

Pursuant to the authority granted in its management agreement, Bank of America has entered into a Sub-Administration Agreement with BISYS Fund Services Limited Partnership ("BISYS Fund Services") under which BISYS Fund Services will perform certain of the services listed above, e.g., pay the costs of maintaining the offices of the Company, maintain the registration or qualification of the Funds' shares for sale under state securities laws; maintain books and records of the Funds; and generally assist in all aspects of the operations of the Funds. Bank of America bears all fees and expenses charged by BISYS for these services.

                                FUND ACCOUNTANT

BISYS Fund Services, Inc. ("BISYS") serves as fund accountant of the Funds.

In its accounting services agreement, BISYS has agreed to provide certain accounting services to the Funds including calculation of the net asset value of the Funds, and dividends and capital gains distributions to shareholders, and preparation of tax returns.

For its services under its accounting services agreement, BISYS is entitled to receive a monthly fee from the Funds based on the greater of $2,500 or the following fee schedule at the indicated annualized rates: 0.0125% of the Funds' average net assets between $10 million and $50 million; 0.025% of average net assets between $50 million and $200 million; 0.02% of average net assets between $200 million and $500 million; and 0.015% of average net assets greater than $500 million. This amount may be reduced pursuant to undertakings by Bank of America. (See the information below in the section entitled "Fee Waivers.")

                                  DISTRIBUTOR

The Funds' shares are sold on a continuous basis by Concord Financial Group, Inc. The Distributor is an indirect, wholly-owned subsidiary of The BISYS Group, Inc. Its principal office is located at 3435 Stelzer Road, Columbus, Ohio 43219-3035.

                          CUSTODIAN AND TRANSFER AGENT

PNC Bank, N.A., Broad and Chestnut Streets, Philadelphia, Pennsylvania, 19101 serves as the custodian of the Fund. BISYS Fund Services Ohio, Inc. is the transfer and dividend disbursing agent of the Funds and is located at 3435 Stelzer Road, Columbus, Ohio, 43219.

FEE WAIVERS


Bank of America and/or the Distributor currently have agreed to reduce fees and absorb other operating expenses to ensure that the operating expenses for each Fund (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) will not exceed 1.40% of the average net assets of each Fund's Class M shares.



Expenses can also be reduced by voluntary fee waivers and expense reimbursements by Bank of America and other service providers. From time to time during the course of the Funds' fiscal year, Bank of America and/or the Distributor may prospectively waive fee payments and/or may assume certain of the Funds' expenses as a result of competitive pressures and in order to preserve and protect the business and reputation of Bank of America and the Distributor. This will have the effect of increasing yield to investors at the time such fees are not received or amounts are assumed, and decreasing yield when such fees or amounts are reimbursed. However, the service providers retain the ability to stop such fee waivers at any time.


                            PLAN PAYMENTS
     THE COMPANY HAS ADOPTED AN ADMINISTRATIVE SERVICE PLAN AND
     DISTRIBUTION PLAN FOR CLASS M SHARES



The Company has adopted an Administrative Service Plan applicable to Class M shares, under which the Class M shares of the Funds reimburse Service Organizations for administrative servicing expenses incurred. Bank of America, its affiliated banks and their affiliated broker dealers may serve as a Service Organization.



THE ADMINISTRATIVE SERVICE PLAN



Administrative servicing expenses include expenses incurred in connection with administrative services provided by Service Organizations, such as establishing and maintaining accounts and records relating to the Service Organization's clients who invest in Fund shares; aggregating and processing purchase, exchange and redemption requests, processing dividend and distribution payments from a Fund; providing statements periodically to clients showing their position in shares; providing information to the Funds necessary for accounting or sub-accounting; forwarding Fund reports and communications to the beneficial owners of a Fund's shares; and responding to inquiries from clients concerning their investments.



Under the Administrative Service Plan, each Fund pays an administrative service fee of 0.25% (annualized) of the Fund's average daily net assets to Service Organizations for the Class M shares for which they serve as a Service Organization. The Administrative Service Plan is a "compensation" plan, which means that if fees paid exceed expenditures, the Service Organization may make a profit.



Banks may act as Service Organizations. The Glass-Steagall Act and other applicable laws, among other things, prohibit banks from engaging in the business of underwriting securities. If a bank were prohibited from acting as a Service Organization its shareholder clients would be permitted to remain Company shareholders and alternative means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the Company might occur and a shareholder serviced by such bank might no longer be able to avail itself of the automatic investment or other services then being provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.



THE DISTRIBUTION PLAN



The Company has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, under which the Class M shares of each Fund may compensate the Distributor for services rendered and costs incurred in connection with distribution of the Class M shares.



Distribution expenses include advertising and marketing expenses, commissions and other payments to broker-dealers and others which have entered into agreements with the Distributor, the expenses of preparing, printing and distributing prospectuses, and indirect and overhead costs associated with the sale of Class M shares.



Under the Distribution Plan, payments by the Class M shares of a Fund for distribution expenses are incurred at the rate of up to 0.25% (annualized) of the average daily net assets of the Fund attributable to the Class M shares. This amount may be reduced pursuant to the undertakings by the Distributor.



The Distribution Plan is a "compensation" plan, which means that the distribution fees paid to the Distributor under the Plan are intended to compensate the Distributor for services rendered and expenses borne even if the amounts paid exceed the Distributor's actual expenses (in which case the Distributor would realize a profit). If in any month the Distributor's expenses incurred in connection with the distribution of a Fund's Class M shares exceed the distribution fees paid by the Fund, the Distributor will recover the excess only if the Distribution Plan with respect to such shares continues to be in effect in some later year when the distribution fees exceed the Distributor's expenses. No interest, carrying or other finance charge is borne by a Fund with respect to any amounts "carried forward," and no Fund will be obligated to pay any unreimbursed expenses that may exist at such time, if any, as the Distribution Plan is terminated.




                           TAX INFORMATION
     YOU WILL BE ADVISED AT LEAST ANNUALLY REGARDING THE FEDERAL
     INCOME TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS MADE TO
     YOU. YOU SHOULD SAVE YOUR ACCOUNT STATEMENTS BECAUSE THEY
     CONTAIN INFORMATION YOU WILL NEED TO CALCULATE YOUR CAPITAL
     GAINS OR LOSSES UPON YOUR ULTIMATE SALE OR EXCHANGE OF
     SHARES IN THE FUNDS.

As with any investment, you should consider the tax implications of an investment in a Fund. The following is only a brief summary of some of the important tax considerations generally affecting the Funds and their shareholders. Consult your tax adviser with specific reference to your own tax situation.

FEDERAL TAXES

Each Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code (the "Code") for the current taxable year. As a result of this qualification, the Funds generally are not required to pay federal income taxes to the extent earnings are distributed in accordance with the Code. The Funds intend to qualify for this special tax treatment as long as it is in the best interest of shareholders.

Distributions (whether received in cash or additional shares) of ordinary income and/or excesses of net short-term capital gain over net long-term capital loss are taxable to the shareholder as ordinary income. (These distributions are eligible for the dividends received deduction allowed to corporations to the extent of the total qualifying dividends received by the Funds from domestic corporations for the taxable year.)

Any distribution you receive comprised of the excess of net long-term capital gain over net short-term capital loss will be taxed as a long-term capital gain no matter how long you have held a Fund's shares. (Such distributions are not eligible for the dividends received deduction allowed to corporations.)

A dividend paid to a shareholder by the Funds in January of a particular year will be deemed to have been received by the shareholder on December 31 of the preceding year, if the dividend is declared and payable to shareholders of record on a specified date in October, November or December of that preceding year.

If you are considering buying shares of a Fund on or just before the record date of a dividend, you should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable to you.

You may realize a taxable gain (or loss) upon redemption or exchange of a Fund's shares, depending upon the tax basis of your shares and their price at the time of such redemption or exchange. Generally, you may include sales loads incurred in the purchase of a Fund's shares in your tax basis when determining your gain (or loss) on a redemption or exchange of these shares. However, if you exchange such shares for shares of another Fund in the Time Horizon Funds within 90 days of the purchase and are able to reduce the sales load on the new shares through the Exchange Privilege, the reduction may not be included in the tax basis of your exchanged shares. It may be included in the tax basis of the new shares. If you hold a Fund's shares for six months or less and during that time receive a capital gain dividend on those shares, any loss on the sale or exchange of those shares will be treated as a long-term capital loss to the extent of the capital gain dividend.

Certain interest income and dividends earned by the Funds from foreign securities is expected to be subject to foreign withholding taxes or other taxes. Certain realized gains or losses on the sale or retirement of foreign bonds held by a Fund, to the extent attributable to fluctuations in currency or exchange rules, as well as other gains or losses attributable to exchange rate fluctuations, are typically treated as ordinary income or loss. Such income or loss may increase or decrease (or possibly eliminate) income available for distribution. If, under the rules governing the tax treatment of foreign currency gains and losses, income available for distribution is decreased or eliminated, all or a portion of the dividends declared by a Fund may be treated for federal income tax purposes as a return of capital, or in some circumstances, as capital gain. Generally, your tax basis in your Fund shares will be reduced to the extent that an amount distributed to you is treated as a return of capital.

STATE AND LOCAL TAXES

You should consult your tax adviser regarding state and local tax consequences which may differ from the federal tax consequences described above.



                        MEASURING PERFORMANCE
     A FUND'S PERFORMANCE MAY BE QUOTED IN TERMS OF AVERAGE
     ANNUAL TOTAL RETURN AND AGGREGATE TOTAL RETURN. PERFORMANCE
     INFORMATION IS HISTORICAL AND IS NOT INTENDED TO INDICATE
     FUTURE RESULTS.

Average annual total return reflects the average annual percentage change in value of an investment in a Fund over the period being measured, while aggregate total return reflects the total percentage change in value over the period being measured.


Periodically, a Fund's total return (calculated on an average annual total return and/or an aggregate total return basis for various periods) may be quoted in advertisements or in communications to shareholders. Both methods of calculating total return assume dividends and capital gains distributions made by the Fund during the period are reinvested in Fund shares.


A Fund may compare its total return to that of other mutual funds with similar investment objectives and to stock and other relevant indexes or to rankings prepared by independent services or other financial or industry publications that monitor mutual fund performance. For example, a Fund's total return may be compared to the Consumer Price Index or to data prepared by: Lipper Analytical Services, Inc.; Donoghue's Money Fund Report; Mutual Fund Forecaster; Morningstar; Micropal; Wiesenberger Investment Companies Services; or CDA Investment Technologies, Inc. Total return data as reported in national financial publications such as Money, Forbes, Barron's, The Wall Street Journal and The New York Times, or in local or regional publications, may also be used in comparing Fund performance. A Fund's total return also may be compared to indices such as: the Dow Jones Industrial Average; the Financial Times World Stock Index; the Europe, Asia and Far East Index ("EAFE"); the Lipper International Fund Index; the Standard & Poor's 500 Stock Index; the Shearson Lehman Bond Indexes; or the Wilshire 5000 Equity Indexes.

Since a Fund's performance will fluctuate, it should not be compared with bank deposits, savings accounts and similar investments that often provide an agreed or guaranteed fixed yield for a stated period of time. Performance is generally a function of the kind and quality of the instruments in a portfolio, portfolio maturity, operating expenses and market conditions.


                        DESCRIPTION OF SHARES
     THE COMPANY IS A DELAWARE BUSINESS TRUST THAT WAS ORGANIZED
     ON APRIL 12, 1995.

ABOUT THE COMPANY

THE COMPANY'S CHARTER AUTHORIZES THE BOARD OF TRUSTEES TO ISSUE AN UNLIMITED NUMBER OF SHARES OF BENEFICIAL INTEREST AND TO CLASSIFY AND RECLASSIFY ANY AUTHORIZED AND UNISSUED SHARES INTO ONE OR MORE CLASSES OF SHARES.


The Company currently offers three Portfolios, each with four classes of shares. Only Class M shares are offered by this Prospectus. Class A, Class B and Class K shares of the Funds are offered by a separate prospectus and may have different sales charges and other expenses. For more information about the Funds' A, B and K Shares, contact the Company at the telephone number listed on the cover page of this Prospectus.


Shares representing beneficial interests in a Fund are entitled to participate in the dividends and distributions declared by the Board of Trustees and in the net distributable assets of the Fund on liquidation. The Funds' shares have no preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in this Prospectus, a Fund's shares will be fully paid and non-assessable.

VOTING RIGHTS


Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held. Additionally, shareholders will vote in the aggregate and not by class or series, except as required by law (or when permitted by the Board of Trustees). Only Class M shares will vote on matters relating solely to Class M (such as the distribution plan described above). The Funds do not presently intend to hold annual meetings of shareholders to elect trustees or for other business unless and until such time as less than a majority of the trustees holding office has been elected by the shareholders. At that time, the trustees then in office will call a shareholders' meeting for the election of trustees. Under certain circumstances, however, shareholders have the right to call a shareholder meeting to consider the removal of one or more trustees. Such meetings will be held when requested by the shareholders of 10% or more of the Company's outstanding shares of beneficial interest. Each Fund will assist in shareholder communications in such matters to the extent required by law and the Company's undertaking with the Securities and Exchange Commission.

                                            TIME HORIZON FUNDS
                                            ------------------

                                                PORTFOLIO 1

                                                PORTFOLIO 2

                                                PORTFOLIO 3

                                                PROSPECTUS
                                             NOVEMBER 1, 1996

                                          [TIME HORIZON FUNDS LOGO]

                                               NOT FDIC INSURED

TMH-0034

                             SUBJECT TO COMPLETION
                                 ________, 1997


                               TIME HORIZON FUNDS
                                 (THE "COMPANY")
                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR

                                 Class M Shares

                            Time Horizon Portfolio 1
                            Time Horizon Portfolio 2
                            Time Horizon Portfolio 3




                                June ___, 1997


                                TABLE OF CONTENTS

                                                               PAGE
                                                               ----
Investment Objectives And Policies..........................      2

Additional Purchase And Redemption Information..............     18
Additional Information Concerning Taxes.....................     24
Management..................................................     26
General Information.........................................     41

Appendix A - Ratings........................................    A-1
Appendix B - Futures Contracts..............................    B-1


         This Statement of Additional Information applies to the Class M shares of three asset allocation funds offered by Time Horizon Funds, an open-end management investment company (the "Company") -- Time Horizon Portfolio 1 ("Portfolio 1"), Time Horizon Portfolio 2 ("Portfolio 2") and Time Horizon Portfolio 3 ("Portfolio 3") (each individually a "Fund" and collectively the "Funds" or "Time Horizon Series of Funds"). This Statement of Additional Information is meant to be read in conjunction with the Prospectus dated June
___, 1997 as it may from time to time be revised, which describes     the
Funds. This Statement of Additional Information is incorporated by reference in its entirety into such Prospectus. Because this Statement of Additional Information is not itself a prospectus, no investment in Class M shares, of any Fund should be made solely upon the information contained herein. Copies of the Prospectus may be obtained by calling the Distributor at (800) 247-9728. Capitalized terms used but not defined herein have the same meaning as in the Prospectus.

         The financial statements appearing in the Company's 1996 Annual Report to Shareholders and Semi-Annual Report Shareholders are incorporated herein by reference. The Report accompanies this Statement of Additional Information.


        Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This Statement of Additional Information does not constitute a prospectus.

                       INVESTMENT OBJECTIVES AND POLICIES

         The Prospectus for the Funds describes the investment objectives of the Funds. The following is a discussion of the various investments and techniques employed by each Fund. The following information supplements and should be read in conjunction with the descriptions of the investment objectives and policies in the Prospectus for the Funds.


PORTFOLIO TRANSACTIONS


         The portfolio turnover rate described in the Prospectus is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities with maturities at the time of acquisition of one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of shares and by requirements which enable the Company to receive certain favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions.

         Transactions on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market, but the price includes an undisclosed commission or mark-up. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

         In executing portfolio transactions and selecting brokers or dealers, it is the Funds' policy to seek the best overall terms available. The Management Agreement between the Company and Bank of America provides that, in assessing the best overall terms available for any transaction, Bank of America shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, the Agreement authorizes Bank of America, subject to the approval of the Board of Trustees of the Company to cause the Funds to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that such commission is deemed reasonable in terms of either that particular transaction or the overall responsibilities of Bank of America to the particular Fund. Brokerage and research services may include: (1) advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; and (2) analyses and reports concerning industries, securities, economic factors and trends, portfolio strategies and the performance of accounts.

         It is possible that certain of the brokerage and research services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised by Bank of America. Conversely, one or more Funds may be the primary beneficiary of the brokerage or research services received as a result of portfolio transactions effected for such other accounts or investment companies. Brokerage and research services so received are in addition to and not in lieu of services required to be performed by Bank of America and do not reduce the advisory fee payable to Bank of America. Such services may be useful to Bank of America in serving both the Company and other clients and, conversely, services obtained by the placement of business of other clients may be useful to Bank of America in carrying out its obligations to the Company.

         In connection with its investment management services with respect to the Funds, Bank of America will not acquire certificates of deposit or other securities issued by it or its affiliates, and will give no preference to certificates of deposit or other securities issued by Service Organizations. Portfolio securities can be purchased from and sold to affiliates of the Company, Bank of America, the Distributor and their affiliates acting as principal, underwriter, syndicate member, market-maker, dealer, broker or in any similar capacity, provided such purchase, sale or dealing is permitted under the Investment Company Act of 1940 and the rules thereunder.

         A Fund may participate, if and when practicable, in bidding for the purchase of securities of the U.S. Government and its agencies and instrumentalities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Fund will engage in this practice only when Bank of America in its discretion, subject to guidelines adopted by the Board of Trustees of the Company, believes such practice to be in the interest of the Funds. In addition, to the extent permitted by law, Bank of America may aggregate the securities to be sold or purchased on behalf of the Funds with those to be sold or purchased for other investment companies or common trust funds in order to obtain best execution.


         The table below shows total brokerage commissions paid by each Fund for the period September 5, 1995 (commencement of operations) to June 30, 1996 and the percentage thereof that was allocated to broker-dealers based upon research information provided.



                                                            ALLOCATED BASED
                                                             UPON RESEARCH
   FUND                       FISCAL 1996                    IN FISCAL 1996
   ----                       -----------                   ---------------
Portfolio 1                   $ 14,439.47                       $  6,832
Portfolio 2                   $ 18,940.64                       $  7,446
Portfolio 3                   $ 22,565.64                       $  7,824


TYPES OF OBLIGATIONS, INVESTMENT RISKS, AND OTHER INVESTMENT INFORMATION

         Bank Certificates of Deposit, Bankers' Acceptances and Time Deposits. Certificates of deposit, bankers' acceptances and time deposits are eligible investments for each of the Funds as described in the Prospectus. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances will be obligations of domestic or foreign banks or financial institutions with total assets at the time of purchase in excess of $2.5 billion (including assets of both domestic and foreign branches). Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate. Obligations issued by the International Bank for Reconstruction and Development, the Asian Development Bank or the Inter-American Development Bank are not permissible investments for the Funds.

         Instruments issued by foreign banks and financial institutions may be subject to investment risks that are different in some respects than the risks associated with instruments issued by U.S. banks and financial institutions. Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the instruments, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these instruments.

         Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

         As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations.

         Commercial Paper and Short-Term Notes. The Funds may invest in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by domestic and foreign corporations. Except as noted below with respect to variable and floating rate instruments, issues of commercial paper and short-term notes will normally have maturities of less than 9 months and fixed rates of return, although such instruments may have maturities of up to one year.

         Commercial paper and short-term notes will consist of issues rated at the time of purchase A-2 or higher by Standard & Poor's Corporation ("S&P"), Prime-2 or higher by Moody's Investors Service, Inc. ("Moody's"), or similarly rated by another nationally recognized statistical rating organization ("NRSRO") or, if unrated, will be determined by Bank of America to be of comparable quality under procedures established by the Board of Trustees of the Company. These rating symbols are described in Appendix A.


         Money Market Funds. The Funds may under certain circumstances invest a portion of their assets in certain money market funds. The Investment Company Act of 1940 (the "1940 Act") prohibits each Fund from investing more than 5% of the value of its total assets in any one investment company, or more than 10% of the value of its total assets in investment companies as a group, and also restricts its investment in any investment company to 3% of the voting securities of such investment company. Investment by a Fund in a money market fund will involve payment of the Fund's pro rata share of advisory and administration fees charged by such fund, in addition to those paid by the Fund. As indicated in the Prospectus, the Company reserves the right to apply to the Securities and Exchange Commission for an exemption from this provision of the 1940 Act. If an exemption is granted, each Fund may not be limited as to the amount of its total assets that may be invested in securities of other investment companies managed by Bank of America.


         Repurchase Agreements. Each Fund is permitted to enter into repurchase agreements with respect to its portfolio securities. Pursuant to such agreements, a Fund acquires securities from financial institutions such as banks and broker-dealers as are deemed to be creditworthy, subject to the seller's agreement to repurchase and the agreement of the Fund to resell such securities at a mutually agreed upon date and price. Repurchase agreements maturing in more than seven days will not exceed 10% of the value of the total assets of a Fund. The Funds are not permitted to enter into repurchase agreements with Bank of

America or its affiliates, and will give no preference to repurchase agreements with Service Organizations. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). Securities subject to repurchase agreements will be held by the custodian of the Fund or in the Federal Reserve/Treasury Book-Entry System. The seller under a repurchase agreement will be required to maintain the value of the underlying securities at not less than 102% of the repurchase price under the agreement. If the seller defaulted on its repurchase obligation, a Fund would suffer a loss to the extent that the proceeds from a sale of the underlying securities were less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the particular Fund's rights with respect to such securities to be delayed or limited. Repurchase agreements are considered to be loans by a Fund under the Investment Company Act of 1940.

         Government Obligations. Each Fund is permitted to make investments in U.S. Government obligations. Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association, Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, and Student Loan Marketing Association. Treasury bills have maturities of one year or less, Treasury notes have maturities of one to ten years and Treasury bonds generally have maturities of more than ten years. Some of these obligations, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government sponsored instrumentalities if it is not obligated to do so by law.

         Variable and Floating Rate Instruments. The Funds may acquire variable and floating rate instruments. Such instruments are frequently not rated by credit rating agencies. However, in determining the creditworthiness of unrated variable and floating rate instruments and their eligibility for purchase by a Fund, Bank of America will consider the earning power, cash flow and other liquidity ratios of the issuers of such instruments (which include financial, merchandising, bank holding and other companies) and will monitor their financial condition. An active secondary market may not exist with respect to particular variable or floating rate instruments purchased by a Fund. The absence of such an active secondary market could make it difficult to dispose of a variable or floating rate instrument in the event the issuer of the instrument defaulted on its payment obligation or during periods that the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss to the extent of the default. Investments in illiquid variable and floating rate instruments (instruments which are not payable upon seven days' notice and do not have active trading markets) are subject to a Fund's fundamental 10% limitation on illiquid securities. Variable and floating rate instruments may be secured by bank letters of credit.

         Zero Coupon Securities. The Funds may invest in zero coupon securities issued by the U.S. Treasury on up to 5% of their respective net assets. Zero coupon Treasury securities are U.S. Treasury notes and bonds which have been stripped of their unmatured interest coupons and receipts, or certificates representing interests in such stripped debt obligations or coupons. Because a zero coupon security pays no interest to its holder during its life or for a substantial period of time, it usually trades at a deep discount from its face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make current distributions of interest.

         Reverse Repurchase Agreements. The Funds are permitted to borrow funds for temporary purposes by entering into reverse repurchase agreements with such financial institutions as banks and broker-dealers. Whenever a Fund enters into a reverse repurchase agreement, it will place in a segregated account maintained with its custodian liquid assets such as cash, U.S. Government securities or other liquid high grade debt securities having a value equal to the repurchase price (including accrued interest) and Bank of America will monitor the account for maintenance of such equivalent value. The Funds intend to enter into reverse repurchase agreements to avoid otherwise having to sell securities during unfavorable market conditions in order to meet redemptions. Reverse repurchase agreements are considered to be borrowings by a Fund under the Investment Company Act of 1940.

         Corporate Debt Securities. The Funds may invest in nonconvertible corporate debt securities, including obligations of varying maturities (such as debentures, bonds and notes) over a cross-section of industries. The value of a debt security changes as interest rates fluctuate, with the values of longer-term securities fluctuating more widely in response to changes in interest rates than those of shorter- term securities. A decline in interest rates usually produces an increase in the value of debt securities, while an increase in interest rates generally reduces their value.

         Convertible Securities. The Funds may invest in preferred securities which may be exchanged for, converted into, or exercised to acquire a predetermined number of shares of the issuer's common stock at the option of the holder during a specified time period. Convertible preferred securities generally pay interest or dividends and provide for participation in the appreciation of the underlying common stock but have a lower level of risk because the yield is higher and the security is senior to common stock. The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The credit standing of the issuer and other factors may also affect the investment value of convertible security. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds conversion price, the price of the convertible security will be increasingly influenced by its conversion value. Convertible securities may be subject to redemption at the option of the issuer at a price established in the instrument governing the convertible security. If a convertible security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

         Illiquid Securities. No Fund may invest more than 10% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. The Manager will monitor the amount of illiquid securities in the Funds' portfolios, under the supervision of the Board of Trustees, to ensure compliance with the Funds' investment restrictions.

         Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption within seven days. The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the Commission under the Securities Act, the Board of Trustees may determine that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.

         Mortgage-Backed Securities. The Funds invest in mortgage-backed securities. Mortgage-backed securities are derivative interests in pools of mortgage loans made to U.S. residential home buyers, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. The Funds may also invest in debt securities which are secured with collateral consisting of U.S. mortgage-related securities, and in other types of U.S. mortgage-related securities.

         Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association) are described as "modified pass-throughs." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

         The principal governmental guarantor of U.S. mortgage-related securities is the Government National Mortgage Association ("GNMA"). GNMA is a wholly owned United States Government corporation within the Department of Housing and Urban

Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Agency or guaranteed by the Veterans Administration.

         Government-related guarantors include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders and subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional residential mortgages not insured or guaranteed by any government agency from a list of approved seller/services which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. FHLMC is a government-sponsored corporation created to increase availability of mortgage credit for residential housing and owned entirely by private stockholders. FHLMC issues participation certificates which represent interests in conventional mortgages from FHLMC's national portfolio. Pass-through securities issued by FNMA and participation certificates issued by FHLMC are guaranteed as to timely payment of principal and interest by FNMA and FHLMC, respectively, but are not backed by the full faith and credit of the United States Government.

         Although the underlying mortgage loans in a pool may have maturities of up to 30 years, the actual average life of the pool certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the pool certificates. Conversely, when interest rates are rising, the rate of prepayments tends to decrease, thereby lengthening the actual average life of the certificates. Accordingly, it is not possible to predict accurately the average life of a particular pool.

         Collateralized Mortgage Obligations ("CMOS"). CMOs in which the Funds may invest are a hybrid between a mortgage-backed bond and a mortgage pass-through security. Like a bond, interest is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, FNMA or equivalent foreign entities.

         CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to the investors holding the shortest maturity class. Investors holding the longer maturity classes received principal only after the first class has been retired.

         Asset-Backed Securities. The Funds may invest in asset-backed securities, including mortgage-backed securities discussed above. Non-mortgage-backed securities include interest in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided factual ownership interest in the underlying pools of assets. Such securities may also be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Non-mortgage- backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for certain time periods by a letter of credit issued by financial institution (such as a bank or insurance company) unaffiliated with the issuer of such securities.

         The purchase of asset-backed securities raises considerations peculiar to the financing of the instruments underlying such securities. For example, most organizations that issue asset-backed securities relating to motor vehicle installment purchase obligations perfect their interests in the respective obligations only by filing a financing statement and by having the servicer of the obligations, which is usually the originator, take custody thereof. In such circumstances, if the servicer were to sell the same obligations to another party, in violation of its duty not to do so, there is a risk that such party could acquire an interest in the obligation superior to that of the holders of the asset-backed securities. Also, although most such obligations grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to protect such security interest against competing claims of other parties. Due to the large number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the asset-backed securities, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the asset-backed securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. In addition, various State and federal laws give the motor vehicle owner the right to assert against the holder of the owner's obligation certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the related asset-backed securities.

         Insofar as credit card receivables are concerned, credit card holders are entitled to the protection of a number of state and federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owed on the credit card, thereby reducing the amount paid on such receivables. In addition, unlike most other asset-backed securities, credit card receivables are unsecured obligations of the card holder.

         Asset-backed securities may be subject to greater risk of default during periods of economic downturn than other instruments. Also, while the secondary market for certain asset-backed securities is ordinarily quite liquid, in times of financial stress the secondary market may not be as liquid as the market for other types of securities, which could result in the Portfolio's experiencing difficulty in valuing or liquidating such securities.

         Options. The Funds may each purchase put and call options. Such options may relate to particular securities or to various stock indices. The Funds presently intend that the aggregate premiums paid will not exceed 2% of the value of the Fund's total assets. The investment policies of the Funds provide that the aggregate value of any Fund's assets subject to options may not exceed 25% of the value of its net assets.

         A listed call option for a particular security gives the purchaser of the option the right to buy from a clearing corporation, and a writer has the obligation to sell to the clearing corporation, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A listed put option gives the purchaser the right to sell to a clearing corporation the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. A Fund will continue to receive interest or dividend income on the securities underlying such puts until they are exercised by the Fund. In contrast to an option on a particular security, an option on a stock index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

         The Funds are permitted to write call options if they are "covered." In the case of a call option on a security, the option is "covered" if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian cash or cash equivalents equal to the contract value. A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or
(ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in cash or cash equivalents in a segregated account with its custodian.

         The principal reason for writing call options on a securities portfolio is the attempt to realize, through the receipt of premiums, a greater current return than would be realized on the securities alone. In return for the premium, the covered option writer gives up the opportunity for profit from a price increase in the underlying security above the exercise price so long as his obligation as a writer continues, but retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, the covered option writer has no control over when it may be required to sell its securities, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer.

         If a Fund desires to sell a particular security it owns, on which it has written an option, the Fund will seek to effect a closing purchase transaction prior to, or concurrently with, the sale of the security. In order to close out a covered call option position, a Fund will enter into a "closing purchase transaction" - the purchase of a call option on a security or stock index with the same exercise price and expiration date as the call option which it previously wrote on the same security or index. If a Fund is unable to effect a closing purchase transaction, it will not be able to sell a security on which a call option has been written until the option expires or a Fund delivers the underlying security upon exercise.

         When a Fund purchases a put or call option, the premium paid by it is recorded as an asset of the Fund. When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option purchased by a Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by it on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. Moreover, because increases in the market price of an option will generally reflect (although not necessarily in direct proportion) increases in the market price of the underlying security any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund. If an option written by a Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

         As noted previously, there are several risks associated with transactions in options on securities and indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by a national securities exchange ("Exchange") on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

         A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

         Futures. The Funds may purchase and sell stock index, bond, interest rate and currency futures contracts (as well purchase related options). A futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the value of a specified obligation or stock index (which assigns relative values to the common stocks included in the index) at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities is normally made.

         A Fund may not purchase or sell futures contracts and purchase related options unless immediately after any such transaction the aggregate initial margin that is required to be posted by that Fund under the rules of the exchange on which the futures contract (or futures option) is traded, plus any premiums paid by the Fund on its open futures options positions, does not exceed 5% of the Fund's total assets, after taking into account any unrealized profits and losses on the Fund's open contracts and excluding the amount that a futures option is "in- the-money" at the time of purchase. An option to buy a futures contract is "in-the-money" if the then current purchase price of the contract that is subject to the option is less than the exercise or strike price; an option to sell a futures contract is "in-the-money" if the exercise or strike price exceeds the then current purchase price of the contract that is the subject of the option.

         There are several risks in connection with the use of futures contracts by a Fund as a hedging devise. One risk arises because of the imperfect correlation between movements in the price of the futures contract and movements in the price of the securities which are the subject of hedge. The price of the futures contract may move more than or less than the price of the securities being hedged. If the price of the futures contract moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures contract. If the price of the futures contract moves more than the price of the hedged securities, the Fund will experience either a loss or gain on the futures contract which will not be completely offset by movements in the price of the securities which are the subject of the hedge. It is also possible that, where a Fund has sold futures contracts to hedge its portfolio against a decline in the market, the market may advance and the value of securities held in the Fund may decline. If this occurred, the Fund would lose money on the futures contract and also experience a decline in value in its portfolio securities.

         In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in a futures contract and the securities being hedged, the price of futures contracts may not correlate perfectly with movement in the cash market due to certain market distortions. As a result of these factors, a correct forecast of general market trends or interest rate movements by Bank of America may still not result in a successful hedging transaction over a short time frame.

         Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures contracts. Although the Funds intend to purchase or sell futures contracts only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. The liquidity of a secondary market in a futures contract may in addition be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions.

         For additional information concerning futures and options thereon, please see Appendix B to this Statement of Additional Information.

         Foreign Investments. The Funds may invest in securities of foreign issuers that may or may not be publicly traded in the United States. Investments in foreign securities involve certain inherent risks, such as political or economic instability of the issuer or the country of issue, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. Such securities may also be subject to greater fluctuations in price than securities of domestic corporations. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. Foreign brokerage commissions and custodian fees are generally higher than in the United States. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments which could affect investment in those countries.

         In considering whether to invest in the securities of a foreign company, Bank of America considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located. The extent to which a Fund will be invested in foreign companies will fluctuate from time to time depending on Bank of America's assessment of prevailing market, economic and other conditions.

         When-Issued Securities and Forward Commitments. When a Fund agrees to purchase securities on a "when-issued" or "forward commitment" basis, its custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, a Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the commitment. It may be expected that the net assets of a Fund will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. The Funds do not intend to engage in these transactions for speculative purposes but only in furtherance of their investment objectives. Because a Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described, its liquidity and the ability of the investment adviser to manage it may be affected in the event the forward commitments and commitments to purchase when-issued securities ever exceeded 25% of the value of the Fund's total assets.

         A Fund will purchase securities on a when-issued or forward commitment basis only with the intention of completion the transaction. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss.

         When a Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

         The market value of the securities underlying a when issued purchase or forward commitment transaction and any subsequent fluctuations in their market value is taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

         Securities Lending. The Funds may lend their securities to brokers, dealers and financial institutions, provided (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or letters of credit which is marked to the market daily to ensure that each loan is fully collateralized at all times; (2) the Fund involved may call the loan at any time upon reasonable notice; (3) the Fund will receive any interest or dividends paid on the securities loaned; and (4) the aggregate market value of securities loaned will not at any time exceed 10% of the total assets of the Fund.

         A Fund will earn income on the collateral for lending its securities. In connection with lending securities, a Fund may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.

         Although the Funds reserve the right to lend their securities, none of these Funds have any current intention of doing so in the foreseeable future.

         Smaller Capitalization Securities. Fund holdings may include common stocks of companies with relatively small market capitalizations that the Manager expects will experience above-average growth in earnings and price. Some of these companies have limited product lines, markets and financial resources and will be dependent upon a limited management group. Examples of possible investments include emerging growth companies employing new technology, initial public offerings of companies offering high growth potential, or other corporations offering good potential for high growth in market value. The securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies both because the securities typically are traded in lower volume and because the issuers typically are subject to a greater degree to changes in earnings and prospects.

         Some of the securities owned by the Funds may be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the "pink sheets," and may not be traded every day or in the volume typical of trading on a national securities exchange. As a result, the disposition by the Funds of portfolio securities, to meet redemptions or otherwise, may require a Fund to sell these securities at a discount from market prices, to sell during periods when such disposition is not desirable, or to make many small sales over a lengthy period of time.

OTHER INVESTMENT LIMITATIONS

         The following is a list of restrictions and fundamental policies that may not be changed for any Fund without the affirmative vote of the holders of the majority of the Fund's outstanding shares (as defined below under "General Information - Miscellaneous").

         None of the Funds may:

         1. Purchase securities (except securities issued by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets will be invested in the securities of any one issuer or it would own more than 10% of the voting securities of such issuer, except that (a) up to 25% of its total assets may be invested without regard to these limitations, and (b) assets may be invested in the securities of one or more diversified open-end management investment companies to the extent permitted by the 1940 Act.

         2. Pledge, mortgage or hypothecate the assets of the Fund to any extent greater than 10% of the value of the total assets of the Fund.

         3. Purchase any securities that would cause more than 25% of the value of the Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry, provided that
               (a) there is no limitation with respect to investments in obligations issued or guaranteed by the United States Government, its agencies and instrumentalities, and (b) assets may be invested in the securities of one or more diversified open-end management investment companies to the extent permitted by the 1940 Act.

         4. Invest the assets of any Fund in securities that are not readily marketable or with legal or contractual restrictions on resale (including repurchase agreements maturing in more than seven days, restricted securities, and stripped mortgage-backed securities) to any extent greater than 10% of the value of the net assets of the Fund.

         5. Borrow money for any Fund except for temporary emergency purposes and then only in an amount not exceeding 5% of the value of the total assets of that Fund. Borrowing shall, for purposes of this paragraph, include reverse repurchase agreements. Any borrowings, other than reverse repurchase agreements, will be from banks. The Company will repay all borrowings in a Fund before making additional investments for the Fund, and interest paid on such borrowings will reduce income.

         6. Issue senior securities, except in connection with permissible futures and options transactions.

         7.    Underwrite any issue of securities.

         8. Purchase or sell real estate or real estate mortgage loans, but this shall not prevent investments in instruments secured by real estate or interests therein or in marketable securities of issuers that engage in real estate operations.

         9. Purchase on margin or sell short, except that this limitation shall not apply to transactions in options or futures contracts.

         10. Purchase or retain securities of an issuer if those members of the Board of the Company, the Company's officers and investment manager, each of whom own more than 1/2 of 1% of such securities, together own more than 5% of the securities of such issuer.

         11. Purchase securities of any other open-end or closed-end investment company, except (a) by purchase in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary broker's commission, or (b) in connection with a merger, consolidation, acquisition or reorganization, and (c) assets may be invested in the securities of one or more diversified open-end management investment companies to the extent permitted by the 1940 Act.

         12. Invest in or sell put, call, straddle or spread options or other interests in oil, gas or other mineral exploration or development programs.

         13. Purchase or sell commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that a Fund may, to the extent appropriate to its investment objectives, invest in securities of companies which purchase or sell commodities or commodities contracts or which invest in such programs, and purchase or sell futures contracts and options on futures contracts.

         14. Purchase securities of companies for the purpose of exercising control.

         15. Make loans, except that a Fund may purchase or hold debt instruments pursuant to its investment objectives and policies and may lend portfolio securities against collateral consisting of cash or securities of the U.S. Government and its agencies and instrumentalities which are consistent with its permitted investments in an amount not exceeding 30% of its total assets.

         16. Invest an aggregate of more than 15% of its net assets in (a) securities of any issuer which has been in continuous operation for less than three years (including operations of predecessors), except obligations issued or guaranteed by the U.S. Government or its agencies, and (b) securities of any issuer which are restricted as to disposition.

         17. Invest more than 5% of its net assets in warrants, of which not more than 2% may be warrants which are not listed on the New York or American Stock Exchanges.

                                      * * *

         If a percentage restriction is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction.

         In accordance with the current views of the Staff of the SEC and as a matter of non-fundamental policy that may be changed without a vote of shareholders or interestholders, the Funds treat all supranational organizations as a single industry and each foreign government (and all of its agencies) as a separate industry.

         In order to permit the sale of the Funds' shares (or a particular class of shares) in certain states, the Company may make commitments more restrictive than the investment policies and limitations described above. In the event that the Company determines that any such commitment is no longer in the best interests of a Fund, it may revoke its commitment. In such event, such Fund may no longer be able to sell its securities in certain states.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

VALUATION OF THE FUNDS

         In addition to the valuation procedures described in the Prospectus, assets are valued as follows: (a) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; and (b) short-term money market instruments with maturities in excess of 60 days (such as certificates of deposit, bankers' acceptances and commercial paper) are valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings. Bid quotations for short-term money market instruments reported by a pricing service are the bid quotations reported to it by major dealers in such instruments.

         The valuation of options is described above in the section entitled "Investment Objectives and Policies -- Options Trading."

         Debt securities held by the Funds with remaining maturities of 60 days or less are valued on the basis of amortized cost, which provides stability of net asset value. Under this method of valuation, the security is initially valued at cost on the date of purchase or, in the case of securities purchased with more than 60 days remaining to maturity and to be valued on the amortized cost basis only during the final 60 days of its maturity, the market value on the 61st day prior to maturity. Thereafter the Funds assume a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security, unless the Board of Trustees determines that amortized cost no longer represents fair value. The Funds will monitor the market value of these investments for the purpose of ascertaining whether any such circumstances exist.

         Trading in securities on foreign securities exchanges and over-the-counter markets is normally completed well before the close of business day in New York. In addition, foreign securities trading may not take place on all business days in New York, and may occur in various foreign markets on days which are not business days in New York and on which net asset value is not calculated. The calculation of net asset value may not take place contemporaneously with the determination of the prices of portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the New York Stock Exchange will not be reflected in the calculation of net asset value unless the Board of Trustees deems that the particular event would materially affect net asset value, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the net asset value into U.S. dollars at the spot exchange rates at 12:00 noon New York time or at such other rates as the Manager may determine to be appropriate in computing net asset value.

         When approved by the Board of Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices are believed to reflect the fair market value of such securities. These securities may include those that have no available recent market value, have few outstanding shares and therefore infrequent trades, or for which there is a lack of consensus on the value, with quoted prices covering a wide range. The lack of consensus might result from relatively unusual circumstances such as no trading in the security for long periods of time, or a company's involvement in merger or acquisition activity, with widely varying valuations placed on the company's assets or stock. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

         In the absence of an ascertainable market value, assets are valued at their fair value as determined using methods and procedures reviewed and approved by the Board of Trustees.

SUPPLEMENTARY PURCHASE INFORMATION: ALL FUNDS


         In General. As described in the Prospectus, Class M shares may be purchased by clients of Bank of America or its affiliates through Relationship Accounts.

         Exchange Privilege. Shareholders in the Time Horizon Funds may exchange all or part of their Class M shares for other like shares of another Time Horizon Fund or a Pacific Horizon Fund. By use of the Exchange Privilege, the investor authorizes the Transfer Agent to act on telephonic, telegraphic or written exchange instructions from any person representing himself or herself to be the investor and believed by the Transfer Agent to be genuine. The Transfer Agent's records of such instructions are binding. The Exchange Privilege may be modified or terminated at any time upon notice to shareholders. For federal income tax purposes, exchange transactions are treated as sales on which a purchaser will realize a capital gain or loss depending on whether the value of the shares exchanged is more or less than his basis in such shares at the time of the transaction.

         Exchange requests received on a business day prior to the time shares of the Fund involved in the request are priced will be processed on the date of receipt. "Processing" a request means that shares in the Fund from which the shareholder is withdrawing an investment will be redeemed at the net asset value per share next determined on the date of receipt. Shares of the new Fund into which the shareholder is investing will also normally be purchased at the net asset value per share next determined coincident to or after the time of redemption. Exchange requests received on a business day after the time shares of the investment portfolios involved in the request are priced will be processed on the next business day in the manner described above.





         Miscellaneous. Certificates for shares will not be issued.





         A "business day" for purposes of processing share purchases and redemptions received by the Transfer Agent at its Columbus office is a day on which the New York Stock Exchange is open for trading. In 1996, the holidays on which the New York Stock Exchange is closed are Presidents' Day, Good Friday, Memorial Day (when observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day (when observed).

         The Company reserves the right in its sole discretion to suspend the continued offering of the Funds' shares and to reject purchase orders in whole or in part when such rejection is in the best interests of the Company and the affected Funds.

SUPPLEMENTARY REDEMPTION INFORMATION


         Shares in the Funds for which orders for wire redemption are received on a business day before the close of regular trading hours on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) will be redeemed as of the close of regular trading hours on such Exchange and the proceeds of redemption will normally be wired in federal funds on the next business day to the commercial bank specified by the investor on the Account Application (or other bank of record on the investor's file with the Transfer Agent). To qualify to use the wire redemption privilege, the payment for Fund shares must be drawn on, and redemption proceeds paid to, the same bank and account as designated on the Account Application (or other bank of record as described above). If the proceeds of a particular redemption are to be wired to another bank, the request must be in writing and signature guaranteed. Shares for which orders for wire redemption are received after the close of regular trading hours on the New York Stock Exchange or on a non-business day will be redeemed as of the close of trading on such Exchange on the next day on which shares of the particular Fund are priced and the proceeds will normally be wired in federal funds on the next business day thereafter. Redemption proceeds will be wired to a correspondent member bank if the investor's designated bank is not a member of the Federal Reserve System. Immediate notification by the correspondent bank to the investor's bank is necessary to avoid a delay in crediting the funds to the investor's bank account. Proceeds of less than $1,000 will be mailed to the investor's address.


         To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Company, c/o BISYS Fund Services Ohio, Inc., Department L - 1631, Columbus, Ohio 43260-1631. Such request must be signed by each shareholder, with each signature guaranteed as described in the Funds' Prospectus. Guarantees must be signed by an authorized signatory and "signature guaranteed" must appear with the signature. The Transfer Agent may request further documentation from corporations, executors, administrators, trustees or guardians, and will accept other suitable verification arrangements from foreign investors, such as consular verification.

         An investor must have completed and forwarded to the Transfer Agent an Account Application, including any required signature guarantees, before any redemptions of shares purchased by wire may be processed.

         For processing redemptions, the Transfer Agent may request further documentation from corporations, executors, administrators, trustees or guardians. The Transfer Agent will accept other suitable verification arrangements from foreign investors, such as consular verification.




         The Company may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the New York Stock Exchange is restricted by applicable rules and regulations of the SEC; (b) the New York Stock Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. The Company may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.

         The Company's Declaration of Trust permits its Board of Trustees to require a shareholder to redeem involuntarily shares in a Fund if the balance held of record by the shareholder drops below $500 and such shareholder does not increase such balance to $500 or more upon 60 days' notice. The Company will not require a shareholder to redeem shares of a Fund if the balance held of record by the shareholder is less than $500 solely because of a decline in the net asset value of the Fund's shares.

         If the Company's Board of Trustees determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, the Company may make payment wholly or partly in securities or other property. In such an event, a shareholder would incur transaction costs in selling the securities or other property. The Company has committed that it will pay all redemption requests by a shareholder of record in cash, limited in amount with respect to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the net asset value at the beginning of such period.

                     ADDITIONAL INFORMATION CONCERNING TAXES

FEDERAL TAXES

         Each Fund will be treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended (the "Code"), and intends to qualify as a "regulated investment company." By following this policy, each Fund expects to eliminate or reduce to a nominal amount the federal income taxes to which it may be subject. If for any taxable year a Fund of the Company does not qualify for the special federal tax treatment afforded regulated investment companies, all of the Fund's taxable income would be subject to tax at regular corporate rates (without any deduction for distributions to shareholders). In such event, the Fund's dividend distributions to shareholders would be taxable as ordinary income to the extent of the current and accumulated earnings and profits of the particular Fund and would be eligible for the dividends received deduction in the case of corporate shareholders.

         Qualification as a regulated investment company under the Code requires, among other things, that each Fund distribute to its shareholders an amount equal to at least the sum of 90% of its investment company taxable income (if any) and 90% of its tax-exempt income (if any), net of certain deductions for each taxable year. In general, a Fund's investment company taxable income will be its taxable income, including dividends, interest, and short-term capital gains (the excess of net short-term capital gain over net long-term capital loss), subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year.

         A Fund will be taxed on its undistributed investment company taxable income, if any. Each Fund of the Company intends to distribute at least 90% of its investment company taxable income (if any) for each taxable year. To the extent such income is distributed by a Fund (whether in cash or additional shares), it will be taxable to shareholders as ordinary income. A Fund will not be treated as a regulated investment company under the Code if 30% or more of the Fund's gross income for a taxable year is derived from gains realized on the sale or other disposition of the following investments held for less than three months: (1) stock and securities (as defined in section 2(a)(36) of the Investment Company Act of 1940); (2) options, futures and forward contracts other than those on foreign currencies; and (3) foreign currencies (and options, futures and forward contracts on foreign currencies) that are not directly related to a Fund's principal business of investing in stock and securities (and options and futures with respect to stocks and securities). Interest (including original issue discount and accrued market discount) received by a Fund upon maturity or disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of this requirement. However, any other income that is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose. With respect to covered call options, if the call is exercised by the holder, the premium and the price received on exercise constitute the proceeds of sale, and the difference between the proceeds and the cost of the securities subject to the call is capital gain or loss. Premiums from expired call options written by a Fund and net gains from closing purchase transactions are treated as short-term capital gains for federal income tax purposes, and losses on closing purchase transactions are short-term capital losses. See Appendix B -- "Accounting and Tax Treatment" for a general discussion of the federal tax treatment of futures contracts, related options thereon and other financial instruments, including their treatment under the 30% test.

         Any distribution of the excess of net long-term capital gains over net short-term capital losses is taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held the distributing Fund's shares and whether such gains are received in cash or additional Fund shares. The Fund will designate such a distribution as a capital gain dividend in a written notice mailed to shareholders after the close of the Fund's taxable year. It should be noted that, upon the sale or exchange of Fund shares, if the shareholder has not held such shares for longer than six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

         Ordinary income of individuals is taxable at a maximum nominal rate of 39.6%, but because of limitations on itemized deductions otherwise allowable and the phase-out of personal exemptions, the maximum effective marginal rate of tax for some taxpayers may be higher. An individual's long-term capital gains are taxable at a maximum nominal rate of 28%. For corporations, long-term capital gains and ordinary income are both taxable at a maximum nominal rate of 35% (an effective marginal rate of 39% applies in the case of corporations having taxable income between $100,000 and $335,000).

         A 4% non-deductible excise tax is imposed on regulated investment companies that fail currently to distribute specific percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

         The Company will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends or 31% of gross proceeds realized upon sale paid to shareholders who have failed to provide either a correct tax identification number in the manner provided, who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Company when required to do so that they are subject to backup withholding or that they are "exempt recipients."

OTHER INFORMATION

         Depending upon the extent of activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Funds may be subject to the tax laws of such states or localities.

         Shareholders are advised to consult their tax advisers because state and local tax consequences may be different from the federal tax consequences described above.

         The foregoing discussion is based on tax laws and regulations which are in effect on the date of this Statement of Additional Information. Such laws and regulations may be changed by legislative or administrative action. This discussion is only a summary of some of the important tax considerations generally affecting purchasers of Fund shares. No attempt is made to present a detailed explanation of the federal income tax treatment of the Funds or their shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Fund shares should consult their tax advisers with specific reference to their own tax situation.

                                   MANAGEMENT

TRUSTEES AND OFFICERS OF THE COMPANY

         The trustees and officers of the Company, their addresses, and principal occupations during the past five years are:

NAME AND ADDRESS               POSITION WITH COMPANY      PRINCIPAL OCCUPATIONS AND AGE
----------------               ---------------------      -----------------------------
Robert E. Greeley              Trustee/Chairman           Chairman, Page Mill Asset Management
Page Mill Asset Management                                (a private investment company) since
433 California Street                                     1991; Director, Pacific Horizon
Suite 900                                                 Funds, Inc. (since 1994), Morgan
San Francisco, CA 94104                                   Grenfell Small-Cap Fund (since
                                                          1986), Trustee, Master Investment
                                                          Trust Series I (since 1993), Master
                                                          Investment Trust, Series II (since
                                                          1993), (registered investment
                                                          companies); Formerly Director, Bunker
                                                          Hill Income Securities, Inc. (1989 to
                                                          1994) (registered investment
                                                          companies); Formerly Director,
                                                          Manager, Corporate Investments,
                                                          Hewlett Packard Company from 1979 to
                                                          1991; former Trustee, SunAmerica Fund
                                                          Group (previously Equitec Siebel Fund
                                                          Group), 1984 to 1992. Age: 65.

Edward S. Bottum               Trustee                    Managing Director, Chase Franklin
100 S. Wacker Drive                                       Corporation (venture capital firm)
Suite 1140                                                since 1990; formerly Vice Chairman
Chicago, IL  60601                                        of Continental Bank N.A. (retired 1990);
                                                          formerly, Trustee, 231 Funds (February
                                                          1993 to August 1995). Age: 63.


William P. Carmichael          Trustee                    Formerly Senior Vice President, Sara
808 S. Garfield                                           Lee Corporation (1991 to 1993);
Hinsdale, IL  60521                                       Treasurer, Senior Vice President and
                                                          Chief Financial Officer, Beatrice
                                                          Company (1987 to 1990); formerly,
                                                          Trustee, 231 Funds (registered
                                                          investment company) (February 1993
                                                          to August 1995). Age: 53.


John P. Privat                 Trustee                    Director, Seafirst Retirement Funds
8852 NE 24th Street                                       (since 1993) (registered investment
Bellevue, WA 98004                                        company). Age: 62.

J. David Huber                 President                  Senior Vice President of Client
BISYS Fund Services                                       Services, BISYS Fund Services since
3435 Stelzer Road                                         1987. Age: 50.
Columbus, Ohio 43219


NAME AND ADDRESS               POSITION WITH COMPANY      PRINCIPAL OCCUPATIONS AND AGE
----------------               ---------------------      -----------------------------
Irimga McKay                   Vice President             Senior Vice President, July 1993 to
1230 Columbia Street                                      date, prior thereto First Vice
5th Floor, Suite 500                                      President of the Sub-Administrator
San Diego, CA  92037                                      and Distributor, November 1988 to
                                                          July 1993; Regional Vice President,
                                                          Continental Equities, June 1987 to
                                                          November 1988; Assistant Wholesaler,
                                                          VMS Realty Partners (a real estate
                                                          limited partnership), May 1986 to
                                                          June 1987. Age: 36.

Stephanie L. Blaha             Vice President             Manager of Client Services of the
BISYS Fund Services                                       Sub-Administrator, March 1995 to
3435 Stelzer Road                                         date, prior thereto Assistant Vice
Columbus, Ohio  43219                                     President of the Sub-Administrator
                                                          and Distributor, October 1991 to
                                                          March 1995; Account Manager, AT&T
                                                          American Transtech, Mutual Fund
                                                          Division, July 1989 to October 1991.
                                                          Age: 37.

George O. Martinez             Secretary                  Senior Vice President and Director
BISYS Fund Services                                       of Legal and Compliance Services, of
3435 Stelzer Road                                         Sub-Administrator since April 1995;
Columbus, Ohio  43219                                     prior thereto, Vice President and
                                                          Associate General Counsel, Alliance
                                                          Capital Management, L.P.
                                                          Age: 36.


Kevin Martin                   Treasurer                  Vice President, Fund Accounting
BISYS Fund Services                                       Services, The BISYS Group, Inc.,
3435 Stelzer Road                                         February to Present; Senior Manager
Columbus, Ohio  43219                                     1991-1996, Ernst & Young LLP. Age: 35.



Lisa Ling                      Assistant                  Registration and Compliance Officer,
BISYS Fund Services, L.P.        Treasurer                November 1995 to date.  BISYS Fund
3435 Stelzer Road                                         Services, Inc., Assistant Treasurer,
Columbis, OH  43219                                       Pacific Horizon Funds, Master
                                                          Investment Trust, Series II,
                                                          Seafirst Retirement Funds and Time
                                                          Horizon Funds (since 1996);
                                                          Financial Services Manager,
                                                          Federated Investors, Inc. (from 1991
                                                          to October 1995).  Age: 36.

Cathy G. O'Kelly               Assistant                  Partner in the Law Firm of Vedder,
Vedder, Price, Kaufman           Secretary                Price, Kaufman & Kammholz.  Age: 43.
  & Kammholz
222 North LaSalle St.
Chicago, IL  60601

None of the trustees are classified as an interested person as defined in
Section 2(a)(19) of the Investment Company Act.

         The Audit Committee of the Board is comprised of all the trustees. The Board does not have an Executive Committee.

         As of January 1, 1997, each trustee receives an annual retainer of $6,000 plus a fee of $1,000 for each meeting attended and $500 for each telephone board meeting attended. Prior thereto, each trustee received an annual retainer of $1,500 per Fund plus $500 per meeting attended, and $1,000 for each additional meeting attended, services as trustee of all of the funds of the Company. Each trustee will also be reimbursed for out-of-pocket expenses incurred as a trustee. The following table sets forth the aggregate compensation paid by the Company for the fiscal year ended June 30, 1996 to the Trustees who are not affiliated with the Manager and the aggregate compensation paid to such Trustees for services on the Company's Board and that of all other funds in the Company Complex (as defined in Schedule 14A under the Securities Exchange Act of
1934) during calendar year 1996:



                                          PENSION OR
                                          RETIREMENT      ESTIMATED         TOTAL
                                           BENEFITS        ANNUAL       COMPENSATION
                          AGGREGATE       ACCRUED AS       BENEFIT    FROM COMPANY AND
                        COMPENSATION   PART OF COMPANY      UPON       COMPANY COMPLEX
NAME                    FROM COMPANY       EXPENSES      RETIREMENT    PAID TO TRUSTEE
----                    ------------   ---------------   ----------   ----------------
Edward S. Bottum           $7,500             0              0           $10,000(10**)
William P. Carmichael      $7,500             0              0           $ 9,500(10**)
Robert E. Greeley          $7,500             *              *           $85,275(26**)
John P. Privat             $7,500             0              0           $18,000(13**)



 * As of the fiscal year ended February 28, 1997, Pacific Horizon Funds, Inc. had accrued on the part of all its Directors an aggregage of $87,462 in retirement benefits. Mr. Greeley is a Director of that fund.

** Indicates total number of portfolios in Company Complex for which the individual serves as a trustee during calendar year 1996. The total compensation includes service for a partial year for seven new portfolios.



         As of May 1, 1997, the trustees and officers of the Company, as a group, owned less than 1% of the outstanding shares of each class of the Funds and no person owned of record 5% or more of the outstanding shares of any class of any Fund, except the persons indicated in the chart below.

       NAME AND ADDRESS                   % OWNED           FUND           CLASS
--------------------------------------------------------------------------------
Corelink Financial Inc.                    90.84%        Portfolio 1         K
P.O. Box 4054
Concord, PA  94524


BISYS Fund Services, Inc.                   9.16%        Portfolio 1         K
3435 Stelzer Road
Columbus, OH  43219

Corelink Financial Inc.                      100%        Portfolio 2         K
P.O. Box 4054
Concord, PA  94524

Corelink Financial Inc.                    98.44%        Portfolio 3         K
P.O. Box 4054
Concord, PA  94524

MANAGER

         In the Management Agreement with the Company, Bank of America (the "Manager") has agreed to provide investment advisory and administrative services as described in the Prospectus.

         Bank of America has agreed to pay all expenses incurred by it in connection with its activities under the Agreement other than the cost of securities, including brokerage commissions, if any, purchased for the Funds, and the fees charged by BISYS for certain Fund accounting services. Expenses borne by the Funds include taxes, interest, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, partners, employees or holders of 5% or more of the outstanding voting securities of Bank of America or any of its affiliates, Securities and Exchange Commission fees and state securities qualification fees, advisory fees, administration fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, outside auditing and legal expenses, costs of maintaining trust existence, costs attributable to investor services (including without limitation telephone and personnel expenses), costs of preparing and printing prospectuses and Statements of Additional Information for regulatory purposes, cost of shareholders' reports and corporate meetings and any extraordinary expenses. Certain distribution and shareholder servicing fees in connection with the Company's shares are also paid by the Company. See "Distributor and Plan Payments" below.


         During the course of the Company's fiscal year, the Manager may assume certain expenses and/or not receive payment of fees of one or more of the Funds, while retaining the ability to be reimbursed by such Funds for such amounts prior to the end of the fiscal year. This will have the effect of increasing yield to investors at the time such fees are not received or amounts are assumed and decreasing yield when such fees or amounts are reimbursed.


         In rendering its advisory services, Bank of America may utilize Bank officers from one or more of the departments of the Bank which are authorized to exercise the fiduciary powers of Bank of America with respect to the investment of trust assets. In some cases, these officers may also serve as officers, and utilize the facilities, of wholly-owned subsidiaries and other affiliates of Bank of America or its parent corporation.


         For the services provided and expenses assumed pursuant to the Management Agreement, the Funds have agreed to pay Bank of America fees, accrued daily and paid monthly, at the annual rate of .60%. The fees payable to Bank of America are not subject to reduction as the value of each Fund's net assets increases. From time to time, Bank of America may waive fees or reimburse the Funds for expenses voluntarily. Bank of America has agreed to reduce its advisory fees by the amount of any advisory fees paid to other investment companies relating to the Funds' investment in such investment companies' securities.

         The Management Agreement will continue in effect until October 31, 1997 and thereafter will be extended with respect to each Fund for successive one year periods, provided that each such extension is specifically approved (a) by vote of a majority of those members of the Company's Board of Trustees who are not interested persons of any party to the Agreement, cast in person at a meeting called for the purpose of voting on such approval, and (b) the Company's Board of Trustees or by vote of a majority of the outstanding voting securities of such Fund. The Agreement is terminable during any term without cause upon 60 days' prior written notice to the Manager.

         Bank of America is authorized by the Management Agreement to employ or associate with itself such persons as it believes are appropriate to assist it in the performance of its duties. Any such person is required to be compensated by Bank of America, not by the Funds, and to be approved by the interestholders of the Funds as required by the 1940 Act.

         The Management Agreement provides that Bank of America shall not be liable for any error of judgment or mistake of law or for any loss suffered in connection with the performance of the investment advisory agreements, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or negligence in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.


         The table below shows gross investment management fees paid or accrued by each Fund (and any waiver or reimbursement) for the period September 5, 1995 (commencement of operations) to June 30, 1996.


   FUND                         TYPE OF PAYMENT                FISCAL 1996
--------------------------------------------------------------------------------
Portfolio 1                      Advisory Fee                    $69,110
                             Waiver/Reimbursement               ($66,867)
                               Net Advisory Fee                  $ 2,243
--------------------------------------------------------------------------------
Portfolio 2                      Advisory Fee                    $62,082
                             Waiver/Reimbursement               ($60,070)
                               Net Advisory Fee                  $ 2,012
--------------------------------------------------------------------------------
Portfolio 3                      Advisory Fee                    $50,968
                             Waiver/Reimbursement               ($49,313)
                               Net Advisory Fee                  $ 1,655
================================================================================


THE GLASS-STEAGALL ACT AND PROPOSED LEGISLATION

         The Glass-Steagall Act, among other things, prohibits banks from engaging in the business of underwriting securities, although national and state-chartered banks generally are permitted to purchase and sell securities upon the order and for the account of their customers. In 1971, the United States Supreme Court held in Investment Company Institute v. Camp that the Glass-Steagall Act prohibits a national bank from operating a fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent and custodian to such an investment company. In 1981, the United States Supreme Court held in Board of Governors of the Federal Reserve System v. Investment Company Institute that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies.

         Bank of America believes that if the question were properly presented, a court should hold that Bank of America may perform the services for the Funds and the Company contemplated by the Management Agreement, the Prospectus, and this Statement of Additional Information without violation of the Glass-Steagall Act or other applicable banking laws or regulations. It should be noted, however, that there have been no cases deciding whether a national bank may perform services comparable to those performed by Bank of America and that future changes in either federal or state statutes and regulations relating to permissible activities of banks or trust companies and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent Bank of America from continuing to perform such services for the Funds and the Company or from continuing to purchase Fund shares for the accounts of its customers.

         On the other hand, as described herein, the Funds are currently distributed by Concord Financial Group, Inc. If current restrictions under the Glass-Steagall Act preventing a bank from sponsoring, organizing, controlling, or distributing shares of an investment company were relaxed, the Company expects that Bank of America would consider the possibility of offering to perform some or all of the services now provided by Concord Financial Group, Inc. From time to time, legislation modifying such restriction has been introduced in Congress which, if enacted, would permit a bank holding company to establish a non-bank subsidiary having the authority to organize, sponsor and distribute shares of an investment company. If this or similar legislation were enacted, the Funds and the Company expects that Bank of America's parent bank holding company would consider the possibility of one of its non-bank subsidiaries offering to perform some or all of the services now provided by Concord Financial Group, Inc. It is not possible, of course, to predict whether or in what form such legislation might be enacted or the terms upon which Bank of America or such a non-bank affiliate might offer to provide services for consideration by the Company's Board of Trustees.

DISTRIBUTOR AND PLAN PAYMENTS

         Concord Financial Group, Inc. (the "Distributor"), an indirect, wholly-owned subsidiary of The BISYS Group, Inc., acts as distributor of the shares of the Company pursuant to a distribution agreement with the Company. The Distributor's principal offices are at 3435 Stelzer Road, Columbus, Ohio 43219-3035. Shares are sold on a continuous basis by the Distributor. The Distributor has agreed to use its best efforts to solicit orders for the sale of the Company's shares, but it is not obliged to sell any particular amount of shares. The distribution agreement will continue in effect with respect to each Fund until October 31, 1997. Thereafter, if not terminated, the distribution agreement will continue automatically for successive terms of one year, provided that such continuance is specifically approved at least annually (a) by a vote of a majority of those members of the Board of Trustees of the Company who are not parties to the distribution agreement or "interested persons" of any such party, cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Board of Trustees of the Company or by vote of a "majority of the outstanding voting securities" of the Funds as to which the distribution agreement is effective. The distribution agreement may be terminated by the Company at any time with respect to a Fund, without the payment of any penalty, by vote of a majority of the entire Board of Trustees of the Company or by a vote of a "majority of the outstanding voting securities" of such Fund on 60 days' written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 90 days written notice to the Company. The agreement will automatically and immediately terminate in the event of its "assignment." Pursuant to the Distribution Agreement, the Company has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the Securities Act of 1933.

         Distribution Service Plan (Class M Shares). Pursuant to the Company's Distribution Plan, the Distributor is entitled to payment by the Company for certain services it provides, and costs and expenses it incurs, related to marketing shares of the Funds. Payments under the Distribution Plan cover (a) expenses incurred in connection with advertising and marketing shares of the Fund; (b) periodic payments of fees or commissions for distribution assistance made to one or more eligible Service Organizations and the Distributor itself in respect of the average daily value of shares owned by their Clients; and (c) expenses incurred in preparing, printing and distributing the Funds' prospectuses and statements of additional information.

         The Distributor will be compensated by the Funds for such distribution expenses which are incurred in connection with Class M shares of the Funds on a monthly basis, at the annual rate of 0.25% of average daily net assets attributable to such Class M shares during such month.


         The payments to the Distributor are designed to compensate the Distributor for the expenses it incurs and the services it renders in distributing to Class M shares of the Funds. However, this Plan is a "compensation" plan, and the Distributor will receive payments hereunder even if the amount paid exceeds the Distributor's actual expenses. If in any year the Distributor's expenses incurred in connection with the distribution of Class M shares of a Fund exceed the distribution fees paid by such class of the Fund, the Distributor will recover such excess only if this Plan for such class continues to be in effect in some later year when the payments hereunder exceed the Distributor's expenses. There is no limit on the periods during which unreimbursed expenses may be carried forward, although the Company is not obligated to repay any unreimbursed expenses for a class that may exist at such time, if any, as this Plan terminates or is not continued with respect to the class. No interest, carrying or finance charge will be imposed on any amounts carried forward.






         Payments for Distribution Plan expenses are subject to Rule 12b-1. The Distribution Plan is subject to annual re-approval by a majority of the trustees who are neither "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Company nor have any direct or indirect financial interest in the operation of the Distribution Plan (the "Non-Interested Plan Directors") and is terminable at any time with respect to any Fund by a vote of majority of such Trustees or by vote of the holders of a majority of the shares of the Fund involved. Any agreement entered into pursuant to the Plan is terminable with respect to any Fund without penalty, at any time, by vote of a majority of the Non-Interested Plan Trustees, by vote of the holders of a majority of the shares of such Fund or by the Distributor. Each agreement will also terminate automatically in the event of its assignment. Shareholder approval is required to increase the Distribution Plan fees paid by the Funds. Payments under the Plan are reviewed quarterly by the Board of Trustees. In addition, so long as the Distribution Plan remains in effect, the selection and nomination of Trustees who are not interested persons of the Company will be committed to the Trustees who are not interested persons of the Company.

         Administrative Service Plan (Class M Shares). The Funds may pay Service Organizations for expenses incurred in connection with nondistribution administrative services provided by Service Organizations.

         The payments to the Service Organizations are designed to compensate them for the expenses incurred and the services rendered in providing administrative support services with respect to Class M shares of the Funds. However, this Plan is a "compensation" plan, and the Service Organizations will receive payments hereunder even if the amount paid exceeds the Service Organizations' actual expenses. If in any year the Service Organization's expenses incurred in connection with the provision of administrative support services with respect to Class M shares of a Fund exceed the administrative service fees paid by such class of the Fund, the Service Organizations will recover such excess only if this Plan for such class continues to be in effect in some later year when the payments hereunder exceed the Service Organizations' expenses. There is no limit on the periods during which unreimbursed expenses may be carried forward, although the Company is not obligated to repay any unreimbursed expenses for a class that may exist at such time, if any, as this Plan terminates or is not continued with respect to the class. No interest, carrying or finance charge will be imposed on any amounts carried forward.

         The Administrative Service Plan is subject to annual re-approval and termination in the same manner as described above with respect to the Distribution Service Plan. Payments under the Plan are reviewed quarterly by the Board of Trustees.

YIELD AND TOTAL RETURN

         From time to time, the yields and the total returns of the Funds may be quoted in and compared to other mutual funds with similar investment objectives in advertisements, shareholder reports or other communications to shareholders. The Funds may also include calculations in such communications that describe hypothetical investment results. (Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund.) Such calculations may from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of a Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash.

         The Funds may also include discussions or illustrations of the potential investment goals of a prospective investor (including but not limited to tax and/or retirement planning), investment management techniques, policies or investment suitability of a Fund, economic conditions, legislative developments (including pending legislation), the effects of inflation and historical performance of various asset classes, including but not limited to stocks, bonds and Treasury bills. From time to time advertisements or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views of the Manager as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. The Funds may also include in advertisements charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to stocks, bonds, Treasury bills and shares of a Fund. In addition, advertisements or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in a Fund and may include testimonials by clients as to the investment manager's investment capabilities. Such advertisements or communications may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein. With proper authorization, a Fund may reprint articles (or excerpts) written regarding the Fund and provide them to prospective shareholders. Performance information with respect to the Funds is generally available by calling (800) 247-9728.

         Yield Calculations. The yield for each class of shares of a Fund is calculated by dividing the net investment income per share (as described below) earned by such class during a 30-day (or one month) period by the maximum offering price per share (including the maximum front end sales charge of a Class A share) on the last day of the period and annualizing the result by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. The Fund's net investment income per share earned during the period with respect to a particular class is based on the average daily number of shares in the class outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period attributable to that class minus expenses accrued for the period attributable to that class, net of reimbursements. This calculation can be expressed as follows:

                              a-b
----------------------------------
         Yield   =  2       [( + 1)(raised to the 6th power) - 1]

         Where:  a  =       dividends and interest earned during the period.

                 b  =       expenses accrued for the period (net of
                            reimbursements).

                 c  =       the average daily number of shares outstanding
                            during the period that were entitled to receive dividends.

                 d  =       maximum offering price per share on the last day
                            of the period.

         For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities is recognized by accruing 1/360 of the stated dividend rate of the security each day. Except as noted below, interest earned on debt obligations is calculated by computing the yield to maturity of each obligation based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest), and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

         Interest earned on tax-exempt obligations that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have the discounts based on current market value that are less than the then-remaining portion of the original issue discount (market premium), the yield to maturity is based on the market value.

         With respect to mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("pay downs"), (a) gain or loss attributable to actual monthly pay downs are accounted for as an increase or decrease to interest income during the period; and (b) a Fund may elect either (i) to amortize the discount and premium on the remaining security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if any, if the weighted average maturity date is not available, or
(ii) not to amortize discount or premium on the remaining security.

         Undeclared earned income will be subtracted from the maximum offering price per share (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared and paid as a dividend shortly thereafter.



         Total Return Calculations. The Funds compute their average annual total returns separately for each class of shares by determining the average annual compounded rates of return during specified periods that equate the initial amount invested in a particular class to the ending redeemable value of such investment in the class. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                              T = [(ERV/P)1/n - 1]

          Where:     T    = average annual total return.

                     ERV  = ending redeemable value at the end of the period
                            covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

                     P    = hypothetical initial payment of $1,000.

                     n    = period covered by the computation, expressed in
                            terms of Years.


         The Funds compute their aggregate total returns separately for their separate share classes by determining the aggregate rates of return during specified periods that likewise equate the initial amount invested in a particular class to the ending redeemable value of such investment in the class. The formula for calculating aggregate total return is as follows:

                      aggregate total return = [(ERV - 1)]
                                        P


         The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

                               GENERAL INFORMATION


DESCRIPTION OF SHARES


         The Company is an open-end management investment company organized as a Delaware business trust. The Company's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Pursuant to the authority granted in the Charter, the Board of Trustees has authorized the issuance of four classes of shares, Classes A, B, K and M shares, representing interests in the three separate series.


         Shares have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus, the Company's shares will be fully paid and non-assessable. For information concerning possible restrictions upon the transferability of the Company's shares and redemption provisions with respect to such shares, see "Additional Purchase and Redemption Information" above.

         Shareholders are entitled to one vote for each full share held, and fractional votes for fractional shares held, and will vote in the aggregate and not by class or series except as otherwise required by the Investment Company Act of 1940 ("1940 Act") or other applicable law or when permitted by the Board of Trustees. Shares have cumulative voting rights to the extent they may be required by applicable law.

         Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by a majority of the outstanding shares of each Fund affected by the matter. A Fund is affected by a matter unless it is clear that the interests of each Fund in the matter are substantially identical or that the matter does not affect any interest of the Fund. Under Rule 18f-2 the approval of an investment advisory agreement or 12b-1 distribution plan or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund. However, the rule also provides that the ratification of independent public accountants, the approval of principal underwriting contracts and the election of directors may be effectively acted upon by shareholders of the Company voting without regard to particular Funds.

         Unless otherwise provided by law (for example, by Rule 18f-2 discussed above) or by the Company's Declaration of Trust, the Company may take or authorize any action upon the favorable vote of the holders of more than 50 of the shares of the Company voting without regard to class.

         The Declaration of Trust of the Company provide that obligations of the Company are not binding upon its Trustees, officers, employees and agents individually and that the Trustees, officers, employees and agents will not be liable to the Company or its investors for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee, officer, employee or agent against any liability to the Company or its investors to which the Trustee, officer, employee or agent would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Declaration of Trust also provides that the debts, liabilities, obligations and expenses incurred, contracted for or existing with respect to a designated Portfolio or Fund shall be enforceable against the assets and property of such Fund only, and not against the assets or property of any other Fund or the investors therein.

REPORTS

         Shareholders will receive unaudited semi-annual reports describing the Company's investment operations and annual financial statements audited by independent accountants. Copies of the Company's annual reports to shareholders may be obtained at no charge by writing or telephoning the Company at (800) 247-9728.

CUSTODIAN, ACCOUNTING AGENT AND TRANSFER AGENT

         The Company has appointed PNC Bank, National Association as custodian for the Funds. BISYS provides the Funds with certain accounting services pursuant to a Fund Accounting Services Agreement with the Manager. Under the Fund Accounting Services Agreement, BISYS has agreed to provide certain accounting, bookkeeping, pricing, dividend and distribution calculation services with respect to the Company and the Funds. The monthly fees charged by BISYS under the Fund Accounting Agreements are borne by the Funds. As custodian of the Company's assets, PNC Bank: (i) maintains a separate account or accounts in the name of the respective Funds; (ii) holds and disburses portfolio securities;
(iii) makes receipts and disbursements of money; (iv) collects and receives income and other payments and distributions on account of portfolio securities;
(v) responds to correspondence from security brokers and others relating to their respective duties; and (vi) makes periodic reports concerning their duties.

         BISYS Fund Services Ohio, Inc. is transfer and dividend disbursing agent for the Funds.

COUNSEL

         Vedder, Price, Kaufman & Kammholz serves as counsel to the Company.

INDEPENDENT AUDITORS

         Ernst & Young LLP, 515 S. Flower Street, Los Angeles, California 90071, has been selected as independent auditors of each Fund.


FINANCIAL STATEMENTS


         The Company's Annual Report to Shareholders, incorporated by reference to this Statement of Additional Information, has been included herein in reliance upon the report of Ernst & Young LLP given on the authority of that firm as experts in accounting and auditing. In addition, the Company's Semi-Annual Report to Shareholders for the period ended December 31,1996 is incorporated by reference to this Statement of Additional Information.


MISCELLANEOUS

         As used in the Prospectus and this Statement of Additional Information, a "vote of a majority of the outstanding shares of a Fund, means the affirmative vote of the lesser of (a) more than 50% of the outstanding interests or shares of a Fund, or (b) 67% of the interests or shares of a Fund present at a meeting at which more than 50% of the outstanding interests or shares of a Fund are represented in person or by proxy.

         The Prospectus relating to the Funds and this Statement of Additional Information omit certain information contained in the Company's registration statement filed with the SEC. Copies of the registration statement, including items omitted herein, may be obtained from the Commission by paying the charges prescribed under its rules and regulations.

                                   APPENDIX A


COMMERCIAL PAPER RATINGS

         A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

         "A-1" - Issue's degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted "A-1+."

         "A-2" - Issue's capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

         "A-3" - Issue has an adequate capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes and circumstances than an obligation carrying a higher designation.

         "B" - Issue has only a speculative capacity for timely payment.

         "C" - Issue has a doubtful capacity for payment.

         "D" - Issue is in payment default.

         Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the rating categories used by Moody's for commercial paper:

         "Prime-1" - Issuer or related supporting institutions are considered to have a superior capacity for repayment of short-term promissory obligations. Principal repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

         "Prime-2" - Issuer or related supporting institutions are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

         "Prime-3" - Issuer or related supporting institutions have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

         "Not Prime" - Issuer does not fall within any of the Prime rating categories.

         The three rating categories of Duff & Phelps or investment grade commercial paper are "Duff 1," "Duff 2" and "Duff 3." Duff & Phelps employs three designations, "Duff 1+," "Duff 1" and "Duff 1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

         "Duff 1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         "Duff 1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         "Duff 1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         "Duff 2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

         "Duff 3" - Debt possesses satisfactory liquidity, and other protection factors qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

         "Duff 4" - Debt possesses speculative investment characteristics.

         "Duff 5" - Issuer has failed to meet scheduled principal and/or interest payments.

         Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

         "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

         "F-2" - Securities possess good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

         "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

         "F-S" - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

         "D" - Securities are in actual or imminent payment default.

         Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.

         Thomson BankWatch commercial paper ratings assess the likelihood of an untimely payment of principal or interest of debt having a maturity of one year or less which is issued by United States commercial banks, thrifts and non-bank banks; nonUnited States banks; and broker-dealers. The following summarizes the ratings used by Thomson BankWatch:

         "TBW-1" - This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

         "TBW-2" - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

         "TBW-3" - This designation represents the lowest investment grade category and indicates that while the debt is more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

         "TBW-4" - This designation indicates that the debt is regarded as non-investment grade and therefore speculative.

         IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

         "A1+" - Obligations are supported by the highest capacity for timely repayment.

         "A1" - Obligations are supported by a strong capacity for timely repayment.

         "A2" - Obligations are supported by a satisfactory capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic, or financial conditions.

         "A3" - Obligations are supported by an adequate capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

         "B" - Obligations' capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

         "C" - Obligations have an inadequate capacity to ensure timely repayment.

         "D" - Obligations have a high risk of default or are currently in default.

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

         The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

         "AAA" - This designation represents the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

         "AA" - Debt is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

         "A" - Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

         "BBB" - Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

         "BB," "B," "CCC," "CC," and "C" - Debt that possesses one of these ratings is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "Bb" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         "CI" - This rating is reserved for income bonds on which no interest is being paid.

         "D" - Debt is in default, and payment of interest and/or repayment of principal is in arrears.

         PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

         "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

         "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         "Baa" - Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

         Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

         Moody's applies numerical modifiers 1, 2 and 3 in each generic classification from "Aa" to "B" in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks at the lower end of its generic rating category.

         The following summarizes the ratings used by Duff & Phelps for corporate and municipal long-term debt:

         "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

         "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

         "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

         "BBB" - Debt possesses below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

         "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

         To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

         The following summarizes the highest four ratings used by Fitch for corporate and municipal bonds:

         "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         "AA" - Bonds considered to be investment grade and of very high credit quality. The obligors ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the

"AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

         "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

         "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

         "BB," "B," "CCC," "CC," "C," "DDD," "DD," and "D" - Bonds that possess one of these ratings are considered by Fitch to be speculative investments. The ratings "BB" to "C" represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating "DDD" to "D" is an assessment of the ultimate recovery value through reorganization or liquidation.

         To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "C" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

         IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

         "AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

         "AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

         "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

         "BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in higher categories.

         "BB," "B," "CCC," "CC," and "C" - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

         IBCA may append a rating of plus (+) or minus (-) to a rating to denote relative status within major rating categories.

         Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

         "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is very high.

         "AA" - This designation indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

         "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

         "BBB" - This designation represents Thomson BankWatch's lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

         "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

         "D" - This designation indicates that the long-term debt is in default.

         PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

MUNICIPAL NOTE RATINGS

         A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Corporation for municipal notes:

         "SP-1" - The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

         "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest.

         "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

         Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

         "MIG-1"/"VMIG-1" - Loans bearing this designation are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

         "MIG-2"/"VMIG-2" - Loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

         "MIG-3"/"VMIG-3" - Loans bearing this designation are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

         "MIG-4"/"VMIG-4" - Loans bearing this designation are of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

         "SG" - Loans bearing this designation are of speculative quality and lack margins of protection.

         Fitch uses the short-term ratings described under Commercial Paper Ratings for municipal notes.

                                   APPENDIX B

                                FUTURES CONTRACTS

         As stated in the Prospectus, the Funds may enter into futures contracts and options for hedging purposes. Such transactions are described in this Appendix.

I.       INTEREST RATE FUTURES CONTRACTS.

         Use of Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, a Fund may use interest rate futures as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

         A Fund presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by a Fund, through using future contracts.

         Description of Interest Rate Futures Contracts. An interest rate futures contract sale would create an obligation by a Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by a Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

         Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by the Fund's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

         Interest rate futures contracts are traded in an auction environment on the floors of several exchanges principally, the Chicago Board of Trade and the Chicago Mercantile Exchange. The Fund would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

         A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury bonds and notes; Government National Mortgage Association (GNMA) modified pass-through mortgage-backed securities; three-month United States Treasury bills; and ninety-day commercial paper. A Fund may trade in any futures contract for which there exists a public market, including, without limitation, the foregoing instruments.

         Examples of Futures Contract Sale. A Fund would engage in an interest rate futures contract sale to maintain the income advantage from continued holding of a long-term bond while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term securities prices. Assume that the market value of a certain security in the Portfolio 1 tends to move in concert with the futures market prices of long-term United States Treasury bonds ("Treasury bonds"). The adviser wishes to fix the current market value of this portfolio security until some point in the future. Assume the portfolio security has a market value of 100, and the adviser believes that, because of an anticipated rise in interest rates, the value will decline to 95. A Fund might enter into futures contract sales of Treasury bonds for an equivalent of 98. If the market value of the portfolio security does indeed decline from 100 to 95, the equivalent futures market price for the Treasury bonds might also decline from 98 to 93.

         In that case, the five-point loss in the market value of the portfolio security would be offset by the five-point gain realized by closing out the futures contract sale. Of course, the futures market price of Treasury bonds might well decline to more than 93 or to less than 93 because of the imperfect correlation between cash and futures prices mentioned below.

         Bank of America could be wrong in its forecast of interest rates and the equivalent futures market price could rise above 98. In this case, the market value of the portfolio securities, including the portfolio security being protected, would increase. The benefit of this increase would be reduced by the loss realized on closing out the futures contract sale.

         If interest rate levels did not change, the Fund in the above example might incur a loss of 2 points (which might be reduced by an off-setting transaction prior to the settlement date). In each transaction, transaction expenses would also be incurred.

         Examples of Futures Contract Purchase. A Fund would engage in an interest rate futures contract purchase when it is not fully invested in long-term bonds but wishes to defer for a time the purchase of long-term bonds in light of the availability of advantageous interim investments, e.g., shorter-term securities whose yields are greater than those available on long-term bonds. The Fund's basic motivation would be to maintain for a time the income advantage from investing in the short-term securities; the Fund would be endeavoring at the same time to eliminate the effect of all or part of an expected increase in market price of the long-term bonds that the Fund may purchase.

         For example, assume that the market price of a long-term bond that a Fund may purchase, currently yielding 10%, tends to move in concert with futures market prices of Treasury bonds. The adviser wishes to fix the current market price (and thus 10% yield) of the long-term bond until the time (four months away in this example) when it may purchase the bond. Assume the long-term bond has a market price of 100, and the adviser believes that, because of an anticipated fall in interest rates, the-price will have risen to 105 (and the yield will have dropped to about 9 1/2%) in four months. The Fund might enter into futures contracts purchases of Treasury bonds for an equivalent price of 98. At the same time, the Fund would assign a pool of investments in short-term securities that are either maturing in four months or earmarked for sale in four months, for purchase of the long-term bond at an assumed market price of 100. Assume these short-term securities are yielding 15%. If the market price of the long-term bond does indeed rise from 100 to 105, the equivalent futures market price for Treasury bonds might also rise from 98 to 103. In that case, the 5-point increase in the price that the Fund pays for the long-term bond would be offset by the 5-point gain realized by closing out the futures contract purchase.

         Bank of America could be wrong in its forecast of interest rates; long-term interest rates might rise to above 10%; and the equivalent futures market price could fall below 98. If short-term rates at the same time fall to 10% or below, it is possible that the Fund would continue with its purchase program for long-term bonds. The market price of available long-term bonds would have decreased. The benefit of this price decrease, and thus yield increase, will be reduced by the loss realized on closing out the futures contract purchase.

If, however, short-term rates remained above available long-term rates, it is possible that the Fund would discontinue its purchase program for long-term bonds. The yield on short-term securities in the portfolio, including those originally in the pool assigned to the particular long-term bond, would remain higher than yields on long-term bonds. The benefit of this continued incremental income will be reduced by the loss realized on closing out the futures contract purchase. In each transaction, expenses would also be incurred.

II.      STOCK INDEX FUTURES CONTRACTS.

         A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks included. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value (which assigns relative values to the common stocks included in the index) at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made. Some stock index futures contracts are based on broad market indices, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indices, such as the Standard & Poor's 100 or indices based on an industry or market segment, such as oil and gas stocks. Futures contracts are traded on organized exchanges or boards of trade regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

         The Funds may sell stock index futures contracts in order to offset a decrease in market value of their respective portfolio securities that might otherwise result from a market decline. The Funds may do so either to hedge the value of their respective portfolios as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Funds may purchase stock index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, the Funds will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

         In addition, the Funds may utilize stock index futures contracts in anticipation of changes in the composition of their respective portfolio holdings or as a substitute for purchasing or selling the underlying securities. For example, in the event that a Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restrictive index, such as an index comprised of securities of a particular industry group. The Funds may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of their respective portfolios will decline prior to the time of sale.

         The following are examples of transactions in stock index futures (net of commissions and premiums, if any).

                   ANTICIPATORY PURCHASE HEDGE: BUY THE FUTURE
                HEDGE OBJECTIVE: PROTECT AGAINST INCREASING PRICE

FUND                                       FUTURES
----                                       -------
                                           -Day Hedge is Placed-

Anticipate Buying $62,500                  Buying 1 Index Futures
Portfolio 2                                at 125
                                           Value of Futures =
                                           $62,500/Contract

                                           -Day Hedge is Lifted-

Buy Portfolio 2 with                       Sell 1 Index Futures at 130
Actual Cost = $65,000                      Value of Futures = $65,000/
Increase in Purchase Price =               Contract
$2,500                                     Gain on Futures = $2,500


                      HEDGING A STOCK FUND: SELL THE FUTURE
                   HEDGE OBJECTIVE: PROTECT AGAINST DECLINING
                                VALUE OF THE FUND

Factors:

Value of Stock Fund = $1,000,000
Value of Futures Contract = 125 x $500 = $62,500
Fund Beta Relative to the Index = 1.0

FUND                                       FUTURES
----                                       -------
                                           -Day Hedge is Placed-

Anticipate Selling $1,000,000              Sell 16 Index Futures at 125
Portfolio 2                                Value of Futures = $1,000,000

                                           -Day Hedge is Lifted-

Portfolio 2-Own Stock with                 Buy 16 Index Future at 120
Value = $960,000                           Value of Futures = $960,000
Loss in Value = $40,000                    Gain on Futures = $40,000

         If, however, the market moved in the opposite direction, that is, market value decreased and a Fund had entered into an anticipatory purchase hedge, or market value increased and a Fund had hedged its stock portfolio, the results of the Fund's transactions in stock index futures would be as set forth below.

                   ANTICIPATORY PURCHASE HEDGE: BUY THE FUTURE
                HEDGE OBJECTIVE: PROTECT AGAINST INCREASING PRICE

FUND                                   FUTURES
----                                   -------
                                       -Day Hedge is Placed-

Anticipate Buying $62,500              Buying 1 Index Futures at 125
Portfolio 2                            Value of Futures = $62,500/
                                       Contract

                                       -Day Hedge is Lifted-

Buy Portfolio 2 with                   Sell 1 Index Futures at 120
Actual Cost - $60,000                  Value of Futures = $60,000/
Decrease in Purchase Price
= $2,500                               Contract
                                       Loss on Futures = $2,500


                      HEDGING A STOCK FUND: SELL THE FUTURE
                   HEDGE OBJECTIVE: PROTECT AGAINST DECLINING
                                VALUE OF THE FUND

Factors:

Value of Stock Fund = $1,000,000
Value of Futures Contract = 125 x $500 = $62,500
Fund Beta Relative to the Index . 1.0

FUND                                   FUTURES
----                                   -------
                                       -Day Hedge is Placed-

Anticipate Selling $1,000,000          Sell 16 Index Futures at 125
Portfolio 2                            Value of Futures = $1,000,000

                                       -Day Hedge is Lifted-

Portfolio 2-Own                        Buy 16 Index Futures at 130
Stock with Value = $1,040,000          Value of Futures = $1,040,000
Gain in Value = $40,000                Loss of Futures = $40,000

III. FUTURES CONTRACTS ON FOREIGN CURRENCIES.

         A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of a foreign currency, for an amount fixed in U.S. dollars. Foreign currency futures may be used by the Fund to hedge against exposure to fluctuations in exchange rates between the U.S. dollar and other currencies arising from multinational transactions.


IV. MARGIN PAYMENTS.

         Unlike when a Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with the Fund's custodian an amount of cash or cash equivalents, the value of which may vary but is generally equal to 10% or less of the value of the contract. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-market. For example, when a Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where a Fund has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

V. OPTIONS ON FUTURES CONTRACTS

         Each Fund may purchase options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss.

         Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Funds because the maximum amount at risk is the premium paid for the options (plus transaction costs).

VI. RISKS OF TRANSACTIONS IN FUTURES CONTRACTS.

         There are several risks in connection with the use of futures in the Funds as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the future and movements in the price of the securities which are the subject of the hedge. The price of the future may move more than or less than the price of the securities being hedged. If the price of the future moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the future. If the price of the future moves more than the price of the hedged securities, the Fund involved will experience either a loss or gain on the future which will not be completely offset by movements in the price of the securities which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of securities being hedged and movement in the price of futures contracts, a Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the volatility over a particular time period of the prices of such securities has been greater than the volatility over such time period of the future, or if otherwise deemed to be appropriate by the investment adviser. Conversely, a Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the securities being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the adviser. It is also possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of securities held in the Fund may decline. If this occurred, the Fund would lose money on the future and also experience a decline in value in its portfolio securities.

         Where futures are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest in securities or options at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

         In instances involving the purchase of futures contracts by a Fund, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with the Fund's custodian and/or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

         In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the securities being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the adviser may still not result in a successful hedging transaction over a short time frame.

         Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

         Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions.

         Successful use of futures to hedge its portfolio by a Fund is also subject to the Bank of America's ability to predict correctly movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part of all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

VII. OTHER HEDGING TRANSACTIONS

         The Funds presently intend to use interest rate futures contracts, stock index futures contracts and foreign currency futures contracts in connection with their hedging activities. Nevertheless, each of the Funds is authorized to enter into hedging transactions in any other futures contracts which are currently traded or which may subsequently become available for trading. Such instruments may be employed in connection with the Funds' hedging strategies if, in the judgment of the adviser, transactions therein are necessary or advisable.

VIII. ACCOUNTING AND TAX TREATMENT.

         Accounting for futures contracts and related options will be in accordance with generally accepted accounting principles.

         Generally, futures contracts and options on futures contracts held by a Fund at the close of the Fund's taxable year will be treated for federal income tax purposes as sold for their fair market value on the last business day of such year, a process known as "marking-to-market." Forty percent of any gain or loss resulting from such constructive sale will be treated as short-term capital gain or loss and 60% of such gain or loss will be treated as long-term capital gain or loss without regard to the length of time the Fund holds the futures contract or option ("the 40%-60% rule"). The amount of any capital gain or loss actually realized by a Fund in a subsequent sale or other disposition of those futures contracts or options will be adjusted to reflect any capital gain or loss taken into account by a Fund in a prior year as a result of the constructive sale of the contracts. With respect to futures contracts to sell, which will be regarded as parts of a "mixed straddle" because their values fluctuate inversely to the values of specific securities held by a Fund, losses as to such contracts to sell will be subject to certain loss deferral rules which limit the amount of loss currently deductible on either part of the straddle to the amount thereof which exceeds the unrecognized gain (if any) with respect to the other part of the straddle, and to certain wash sales regulations. Under short sales rules, which will also be applicable, the holding period of the securities forming part of the straddle will (if they have not been held for the long-term holding period) be deemed not to begin prior to termination of the straddle. With respect to certain futures contracts, deductions for interest and carrying charges will not be allowed. Notwithstanding the rules described above, with respect to futures contracts to sell which are properly identified as such, a Fund may make an election which will exempt (in whole or in part) those identified futures contracts from being treated for federal income tax purposes as sold on the last business day of the Fund's taxable year, but gains and losses will be subject to such short sales, wash sales and loss deferral rules and the requirement to capitalize interest and carrying charges. Under Temporary Regulations, a Fund would be allowed (in lieu of the foregoing) to elect to either (1) offset gains or losses from portions which are part of a mixed straddle by separately identifying each mixed straddle to which such treatment applies, or (2) establish a mixed straddle account for which gains and losses would be recognized and offset on a periodic basis during the taxable year. Under either election, the 40%-60% rule will apply to the net gain or loss attributable to the futures contracts, but in the case of a mixed straddle account election, not more than 50 percent of any net gain may be treated as long-term and no more than 40 percent of any net loss may be treated as short-term.

         Certain foreign currency contracts entered into by the Funds may be subject to the "marking-to-market" process but gain or loss will be treated as 100% ordinary income or loss. To receive such federal income tax treatment, a foreign currency contract must meet the following conditions: (1) the contract must require delivery of a foreign currency of a type in which regulated futures contracts are traded or upon which the settlement value of the contract depends;
(2) the contract must be entered into at arm's length at a price determined by reference to the price in the interbank market; and (3) the contract must be traded in the interbank market. The Treasury Department has broad authority to issue regulations under the provisions respecting foreign currency contracts. As of the date of this Statement of Additional Information, the Treasury has not issued any such regulations. Foreign currency contracts entered into by the Fund may result in the creation of one or more straddles for federal income tax purposes, in which case certain loss deferral, short sales, and wash sales rules and the requirement to capitalize interest and carrying charges may apply.

         Some investments may be subject to special rules which govern the federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option and similar financial instrument. However, regulated futures contracts and non-equity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the marking-to-market rules unless an election is made to have such currency rules apply. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer is also treated as a transaction subject to the special currency rules. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. In accordance with Treasury regulations, certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Code and the Treasury regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. "Section 988 hedging transactions" are not subject to the mark-to-market or loss deferral rules under the Code. It is anticipated that some of the non-U.S. dollar denominated investments and foreign currency contracts that the Funds may make or may enter into will be subject to the special currency rules described above. Gain or loss attributable to the foreign currency component of transactions engaged in by a Fund which are not subject to special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction.

         Qualification as a regulated investment company under the Code requires that each Fund satisfy certain requirements with respect to the source of its income during a taxable year. At least 90% of the gross income of each Fund must be derived from dividends, interests, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to the Fund's business of investing in such stock, securities or currencies. The Treasury Department may by regulation exclude from qualifying income foreign currency gains which are not directly related to a Fund's principal business of investing in stock or securities, or futures with respect to stock or securities. Any income derived by a Fund from a partnership or trust is treated as derived with respect to the Fund's business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income which would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

         An additional requirement for qualification as a regulated investment company under the Code is that less than 30% of a Fund's gross income must be derived from gains realized on the sale or other disposition of the following investments held for less than three moths: (1) stock and securities (as defined in section 2(a)(36) of the Investment Company Act of 1940); (2) options, futures and forward contracts other than those on foreign currencies; and (3) foreign currencies (and options, futures and forward contracts on foreign currencies) that are not directly related to a Fund's principal business of investing in stock and securities (and futures with respect to stocks and securities). With respect to futures contracts and other financial instruments subject to the marking-to-market rules, the Internal Revenue Service has ruled in private letter rulings that a gain realized from such a futures contract or financial instrument will be treated as being derived from a security held for three months or more (regardless of the actual period for which the contract or instrument is held) if the gain arises as a result of a constructive sale under the marking-to-market rules, and will be treated as being derived from a security held for less than three months only if the contract or instrument is terminated (or transferred) during the taxable year (other than by reason of marking-to-market) and less than three months have elapsed between the date the contract or instrument is acquired and the termination date. In determining whether the 30% test is met for a taxable year, increases and decreases in the value of each Fund's futures contracts and other investments that qualify as part of a "designated hedge," as defined in the Code, may be netted.

TIME HORIZON FUNDS
--------------------------------------------------------------------------------

Statements of Assets and Liabilities
December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                               PORTFOLIO 1   PORTFOLIO 2   PORTFOLIO 3
                                               -----------   -----------   -----------
ASSETS:

Investments, at value (Cost $32,498,467;
  $34,583,953; and $32,633,431)..............  $33,958,276   $36,528,112   $35,027,839
Cash.........................................       33,994             0         8,659
Interest and dividends receivable............      295,773       278,758       171,992
Receivable for capital shares issued.........      260,846        36,216       190,921
Unamortized organization costs...............       18,709        18,266        16,777
Prepaid expenses.............................        5,222         5,724         4,822
                                               -----------   -----------   -----------
  Total Assets...............................   34,572,820    36,867,076    35,421,010
                                               -----------   -----------   -----------
LIABILITIES:
Dividends payable............................      821,471       752,980       529,390
Capital shares redeemed......................       17,921         9,642        15,517
Accrued expenses and other payables:
  Management fees............................          585           618           590
  Shareholder Services fees (Class A, B, and
    K shares)................................        7,222         7,602         7,193
  12b-1 fees (Class B and K Shares)..........       16,269        17,156        16,981
  Legal fees.................................        3,313         2,461         2,018
  Audit fees.................................        7,959         6,792         6,837
  Transfer agent fees........................       19,636        21,800        21,108
  Printing fees..............................       25,510        26,727        22,663
  Other......................................        8,751         7,678         7,004
                                               -----------   -----------   -----------
    Total Liabilities........................      928,637       853,456       629,301
                                               -----------   -----------   -----------
NET ASSETS:
Capital......................................   32,269,542    34,000,434    32,256,743
Accumulated undistributed net investment
  income.....................................        2,192         2,379         2,470
Net unrealized appreciation on investments...    1,459,809     1,944,159     2,394,408
Accumulated undistributed net realized gains
  (losses) on investment transactions........      (87,360)       66,648       138,088
                                               -----------   -----------   -----------
    Net Assets...............................  $33,644,183   $36,013,620   $34,791,709
                                               ===========   ===========   ===========
Net Assets

  Class A....................................  $ 8,217,091   $ 9,259,669   $ 8,017,467
  Class B....................................   25,426,048    26,718,927    26,773,142
  Class K....................................        1,044        35,024         1,100
                                               -----------   -----------   -----------
  Total......................................  $33,644,183   $36,013,620   $34,791,709
                                               ===========   ===========   ===========
Outstanding units of beneficial interest
  (shares)
  Class A....................................      752,415       826,697       690,128
  Class B....................................    2,334,351     2,392,744     2,312,617
  Class K....................................           96         3,147            95
                                               -----------   -----------   -----------
  Total......................................    3,086,862     3,222,588     3,002,840
                                               ===========   ===========   ===========
Net asset value
  Class A -- redemption price per share......  $     10.92   $     11.20   $     11.62
  Class B -- offering price per share*.......  $     10.89   $     11.17   $     11.58
  Class K -- offering price per share*.......  $     10.88   $     11.13   $     11.58
                                               ===========   ===========   ===========
Maximum Sales Charge (Class A)...............         4.50%         4.50%         4.50%
                                               ===========   ===========   ===========
Maximum Offering Price (Class A)
(100%/(100% -- Maximum Sales Charge) of net
asset value adjusted to nearest cent) per
share........................................  $     11.44    $    11.73    $    12.16
                                               ===========   ===========   ===========

* Redemption price per share is equal to the net asset value per share less any applicable redemption fee.

---------------
See Notes to Financial Statements.

TIME HORIZON FUNDS
--------------------------------------------------------------------------------

Statements of Operations
For the six months ended December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                            PORTFOLIO 1    PORTFOLIO 2    PORTFOLIO 3
                                            -----------    -----------    -----------
INVESTMENT INCOME:
  Interest income.........................  $  589,802     $  496,681     $  303,259
  Dividend income.........................     127,824        211,800        248,318
                                            ----------     ----------     ----------
    Total Income..........................     717,626        708,481        551,577
                                            ----------     ----------     ----------
EXPENSES:
  Management fees.........................      91,354         95,944         87,913
  12b-1 fees (Class B and K Shares).......      84,768         87,739         82,911
  Shareholder Services fees (Class A, B
    and K Shares).........................      38,064         39,949         36,590
  Accounting fees.........................      15,277         15,278         15,244
  Custodian fees..........................      11,960         12,265         12,265
  Legal fees..............................       9,384          9,569          8,341
  Audit fees..............................       4,784          3,686          3,686
  Organization costs......................       2,576          2,576          2,208
  Trustees' fees..........................       8,828          8,949          7,907
  Transfer agent fees.....................      24,563         26,585         25,761
  Registration and filing fees............      34,960         35,265         35,018
  Printing costs..........................      15,450         17,769         16,336
  Other...................................       1,840          1,288          1,289
                                            ----------     ----------     ----------
  Total Expenses before waivers and
    reimbursements........................     343,808        356,862        335,469
  Expense waivers and reimbursements......    (120,351)      (123,244)      (118,155)
                                            ----------     ----------     ----------
    Total Expenses........................     223,457        233,618        217,314
                                            ----------     ----------     ----------
  Net investment income...................     494,169        474,863        334,263
                                            ----------     ----------     ----------
REALIZED/UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
    Net realized losses on investment
      transactions........................     (71,576)       (78,012)       (18,675)
    Net change in unrealized appreciation
      on investments......................   1,267,460      1,785,038      2,085,283
                                            ----------     ----------     ----------
    Net realized/unrealized gains on
      investments.........................   1,195,884      1,707,026      2,066,608
                                            ----------     ----------     ----------
    Change in net assets resulting from
      operations..........................  $1,690,053     $2,181,889     $2,400,871
                                            ==========     ==========     ==========

---------------
See Notes to Financial Statements.

                           (Intentionally Left Blank)

TIME HORIZON FUNDS
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                  PORTFOLIO 1
                                                          ----------------------------
                                                          FOR THE SIX
                                                          MONTHS ENDED      SEPTEMBER
                                                          DECEMBER 31,     5, 1995 TO
                                                              1996          JUNE 30,
                                                          (UNAUDITED)        1996(a)
                                                          ------------     -----------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income................................   $   494,169      $   377,434(b)
  Net realized gains (losses) on investment
    transactions.......................................       (71,576)         107,472
  Net change in unrealized appreciation on
    investments........................................     1,267,460          192,349
                                                          -----------      -----------
Change in net assets resulting from operations.........     1,690,053          677,255
                                                          -----------      -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Class A Shares.....................................      (235,826)         (15,257)
    Class B Shares.....................................      (585,618)         (32,683)
    Class K Shares.....................................           (27)              --
  Net realized gains from investment transactions
    Class A Shares.....................................       (32,408)              --
    Class B Shares.....................................       (90,844)              --
    Class K Shares.....................................            (4)              --
                                                          -----------      -----------
Change in net assets from shareholder distributions....      (944,727)         (47,940)
                                                          -----------      -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued..........................     9,975,627       27,464,750
  Dividends reinvested.................................       121,401           38,330
  Cost of shares redeemed..............................    (3,051,085)      (2,279,481)
                                                          -----------      -----------
Change in net assets from capital transactions.........     7,045,943       25,223,599
                                                          -----------      -----------
Change in net assets...................................     7,791,269       25,852,914
NET ASSETS:
  Beginning of period..................................    25,852,914               --
                                                          -----------      -----------
  End of period........................................   $33,644,183      $25,852,914
                                                          ===========      ===========
SHARE TRANSACTIONS:
  Sold.................................................       919,529        2,648,753
  Reinvested...........................................        10,993            3,725
  Redeemed.............................................      (279,256)        (216,882)
                                                          -----------      -----------
Change in shares.......................................       651,266        2,435,596
                                                          ===========      ===========

---------------
(a) Period from commencement of operations.
(b) Includes income earned during the period from July 28, 1995 (initial seed date) through September 4, 1995 (initial sale of shares to public).

See Notes to Financial Statements.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

               PORTFOLIO 2                      PORTFOLIO 3
       ----------------------------     ----------------------------
       FOR THE SIX                      FOR THE SIX
       MONTHS ENDED      SEPTEMBER      MONTHS ENDED      SEPTEMBER
       DECEMBER 31,     5, 1995 TO      DECEMBER 31,     5, 1995 TO
           1996          JUNE 30,           1996          JUNE 30,
       (UNAUDITED)        1996(a)       (UNAUDITED)        1996(a)
       ------------     -----------     ------------     -----------


       $   474,863      $   318,369(b)  $   334,263      $   223,429(b)

           (78,012)         147,373         (18,675)         159,812

         1,785,038          159,121       2,085,283          309,125
       -----------      -----------     -----------      -----------
         2,181,889          624,863       2,400,871          692,366
       -----------      -----------     -----------      -----------


          (229,351)         (15,619)       (151,395)          (9,321)
          (522,815)         (22,247)       (377,978)         (16,511)
              (822)              --             (17)              --

              (698)              --            (700)              --
            (2,012)              --          (2,349)              --
                (3)              --              --               --
       -----------      -----------     -----------      -----------
          (755,701)         (37,866)       (532,439)         (25,832)
       -----------      -----------     -----------      -----------

        10,762,915       27,032,533      12,682,283       23,645,035
             2,703           32,856           2,981           21,147
        (1,916,750)      (1,913,822)     (2,236,232)      (1,858,471)
       -----------      -----------     -----------      -----------
         8,848,868       25,151,567      10,449,032       21,807,711
       -----------      -----------     -----------      -----------
        10,275,056       25,738,564      12,317,464       22,474,245

        25,738,564               --      22,474,245               --
       -----------      -----------     -----------      -----------
       $36,013,620      $25,738,564     $34,791,709      $22,474,245
       ===========      ===========     ===========      ===========

           991,503        2,583,978       1,142,951        2,232,127
               240            3,171             259            2,030
          (175,219)        (181,085)       (200,713)        (173,814)
       -----------      -----------     -----------      -----------
           816,524        2,406,064         942,497        2,060,343
       ===========      ===========     ===========      ===========

TIME HORIZON FUNDS -- PORTFOLIO 1
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                  SHARES OR
                                                                  PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                           AMOUNT           VALUE
-------------------------------------------------------------    -----------     -----------
COMMON STOCKS -- 31.5%
ADVERTISING -- 0.2%
  Omnicom Group..............................................         1,300      $    59,475
                                                                                 -----------
AEROSPACE/DEFENSE -- 0.5%
  Lockheed Martin Corp.......................................           800           73,200
  United Technologies Corp...................................         1,600          105,600
                                                                                 -----------
                                                                                     178,800
                                                                                 -----------
AIR TRANSPORTATION -- 0.1%
  Comair Holdings, Inc.......................................           700           16,800
  UAL Corp. (b)..............................................           400           25,000
                                                                                 -----------
                                                                                      41,800
                                                                                 -----------
AUTOMOBILES & TRUCKS -- 0.4%
  Chrysler Corp..............................................         2,500           82,500
  General Motors Corp........................................           800           44,600
                                                                                 -----------
                                                                                     127,100
                                                                                 -----------
AUTO PARTS -- 0.1%
  Standard Products Co.......................................           800           20,400
BANKS -- 2.7%
  Bank of Boston.............................................         1,700          109,225
  Citicorp...................................................         1,600          164,800
  City National Corp.........................................         1,400           30,275
  Comerica, Inc..............................................         2,700          141,413
  First of America Bank Corp.................................           800           48,100
  First Union Corp. (N.C.)...................................         1,400          103,600
  Mellon Bank Corp...........................................         1,100           78,100
  NationsBank Corp...........................................         1,000           97,750
  Northern Trust Corp........................................           800           29,000
  Regions Financial Corp.....................................           800           41,350
  SouthTrust Corp............................................         1,200           41,850
  State Street Boston Corp...................................           400           25,800
                                                                                 -----------
                                                                                     911,263
                                                                                 -----------
BEVERAGES -- 0.7%
  Coca-Cola Co...............................................         3,500          184,188
  Coca-Cola Enterprises......................................           500           24,250
  PepsiCo, Inc...............................................         1,000           29,250
                                                                                 -----------
                                                                                     237,688
                                                                                 -----------
BREWERIES -- 0.1%
  Anheuser-Busch Cos., Inc...................................           700           28,000
                                                                                 -----------
BUILDING & CONSTRUCTION -- 0.2%
  Armstrong World Industries.................................         1,000           69,500
                                                                                 -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                  SHARES OR
                                                                  PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                           AMOUNT           VALUE
-------------------------------------------------------------    -----------     -----------
BUSINESS SERVICES -- 0.2%
  AccuStaff, Inc. (b)........................................         1,000      $    21,125
  Equifax, Inc...............................................         1,300           39,813
                                                                                 -----------
                                                                                      60,938
                                                                                 -----------
CASINO SERVICES -- 0.1%
  International Game Technology..............................         2,200           40,150
                                                                                 -----------
CHEMICALS - PETRO & INORGANIC -- 0.2%
  Monsanto Corp..............................................         2,100           81,638
                                                                                 -----------
CHEMICALS - SPECIALTY -- 0.6%
  Cytec Industries, Inc. (b).................................         1,000           40,625
  Ecolab, Inc................................................           900           33,863
  Goodrich (B.F.) Co.........................................           700           28,350
  Lubrizol Corp..............................................         1,500           46,500
  Morton International, Inc..................................           700           28,525
  Nalco Chemical Co..........................................         1,000           36,125
                                                                                 -----------
                                                                                     213,988
                                                                                 -----------
COMPUTERS - MAIN & MINI -- 1.0%
  Compaq Computer Corp. (b)..................................         1,400          103,950
  Dell Computer Corp. (b)....................................         1,600           85,000
  Gateway 2000, Inc. (b).....................................           900           48,206
  International Business Machines............................           600           90,600
                                                                                 -----------
                                                                                     327,756
                                                                                 -----------
COMPUTERS - MEMORY DEVICES -- 0.3%
  EMC Corp. (b)..............................................         1,200           39,750
  Microchip Technology, Inc. (b).............................           500           25,437
  Storage Technology Corp. (b)...............................           500           23,813
                                                                                 -----------
                                                                                      89,000
                                                                                 -----------
COMPUTERS - PERIPHERAL EQUIPMENT -- 0.7%
  3Com Corp. (b).............................................           600           44,025
  Adaptec, Inc. (b)..........................................           900           36,000
  Cisco Systems, Inc. (b)....................................         1,800          114,525
  Filenet Corp. (b)..........................................         1,000           32,000
                                                                                 -----------
                                                                                     226,550
                                                                                 -----------
COMPUTER SOFTWARE -- 1.4%
  BMC Software, Inc. (b).....................................           700           28,963
  Cadence Design Systems, Inc. (b)...........................         1,100           43,725
  Computer Associates, Inc...................................         1,150           57,213
  Compuware Corp. (b)........................................           600           30,075
  Microsoft Corp. (b)........................................         2,200          181,775
  Network General Corp. (b)..................................         1,100           33,275
  Parametric Technology Corp. (b)............................         1,000           51,375
  S3, Inc. (b)...............................................         2,500           40,625
                                                                                 -----------
                                                                                     467,026
                                                                                 -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                  SHARES OR
                                                                  PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                           AMOUNT           VALUE
-------------------------------------------------------------    -----------     -----------
CONSUMER PRODUCTS -- 0.1%
  American Greetings, Class A................................           600      $    17,025
                                                                                 -----------
COSMETICS & TOILETRIES -- 0.4%
  Avon Products, Inc.........................................         1,200      $    68,550
  Gillette Co................................................           900           69,975
                                                                                 -----------
                                                                                     138,525
                                                                                 -----------
DIVERSIFIED PRODUCTS -- 0.7%
  E.I. du Pont de Nemours....................................         1,300          122,688
  Textron, Inc...............................................           600           56,550
  Tyco International Ltd.....................................         1,000           52,875
                                                                                 -----------
                                                                                     232,113
                                                                                 -----------
ELECTRICAL EQUIPMENT -- 1.0%
  General Electric...........................................         2,000          197,750
  Honeywell, Inc.............................................         1,400           92,050
  Johnson Controls, Inc......................................           600           49,725
                                                                                  ----------
                                                                                     339,525
                                                                                  ----------
ELECTRONIC COMPONENTS -- 0.9%
  Atmel Corp. (b)............................................         1,200           39,750
  Intel Corp.................................................         1,700          222,594
  Solectron Corp. (b)........................................           500           26,687
  VLSI Technology, Inc.(b)...................................         1,000           23,875
                                                                                  ----------
                                                                                     312,906
                                                                                  ----------
ENTERTAINMENT -- 0.5%
  King World Productions, Inc. (b)...........................         1,000           36,875
  MGM Grand, Inc. (b)........................................           900           31,387
  The Walt Disney Co.........................................         1,419           98,798
                                                                                  ----------
                                                                                     167,060
                                                                                  ----------
FINANCIAL SERVICES -- 1.1%
  Bear Stearns Companies, Inc................................         2,700           75,262
  Echelon International (b)..................................            87            1,354
  Edwards (A.G.), Inc........................................         1,200           40,350
  Merrill Lynch & Co.........................................         1,000           81,500
  Morgan Stanley Group.......................................         1,200           68,550
  SunAmerica, Inc............................................         2,600          115,375
                                                                                  ----------
                                                                                     382,391
                                                                                  ----------
FOOD & RELATED -- 0.9%
  ConAgra, Inc...............................................         1,400           69,650
  Dean Foods Co..............................................         1,100           35,475
  Flowers Industries.........................................           900           19,350
  Hershey Foods Corp.........................................         1,300           56,875
  Interstate Bakeries Corp...................................           900           44,212
  Sara Lee Corp..............................................         1,700           63,325
                                                                                  ----------
                                                                                     288,887
                                                                                  ----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                  SHARES OR
                                                                  PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                           AMOUNT           VALUE
-------------------------------------------------------------    -----------     -----------
FOREST & PAPER PRODUCTS -- 0.6%
  James River Corporation of Virginia........................         2,400           79,500
  Kimberley-Clark Corp.......................................           500           47,625
  Mead Corp..................................................         1,200           69,750
                                                                                 -----------
                                                                                     196,875
                                                                                 -----------
FURNITURE & FURNISHINGS -- 0.2%
  Leggett & Platt, Inc.......................................         1,500           51,937
                                                                                 -----------
HOTEL MANAGEMENT & RELATED SERVICES -- 0.3%
  HFS, Inc. (b)..............................................           600      $    35,850
  Marriott International, Inc................................           900           49,725
  Promus Hotel Corp. (b).....................................           700           20,738
                                                                                 -----------
                                                                                     106,313
                                                                                 -----------
HOUSEHOLD - GENERAL PRODUCTS -- 0.3%
  Clorox Co..................................................           600           60,225
  First Brands Corp..........................................           900           25,537
                                                                                 -----------
                                                                                      85,762
                                                                                 -----------
HOUSING -- 0.1%
  PHH Corp...................................................           700           30,100
                                                                                 -----------
INSURANCE -- 0.9%
  Aetna Life & Casualty......................................           534           42,720
  Allstate Insurance.........................................         1,400           81,025
  CIGNA Corp.................................................           400           54,650
  Conseco, Inc...............................................           900           57,375
  EXEL Ltd...................................................           600           22,725
  Progressive Corp...........................................           600           40,425
                                                                                  ----------
                                                                                     298,920
                                                                                  ----------
LEISURE TIME INDUSTRY -- 0.1%
  Callaway Golf Co...........................................         1,200           34,500
                                                                                  ----------
MACHINERY & EQUIPMENT -- 0.5%
  Caterpillar, Inc...........................................           600           45,150
  Duriron Co.................................................         1,400           37,975
  Harsco Corp................................................           600           41,100
  Ingersoll - Rand Co........................................           700           31,150
  Trinity Industries.........................................           800           30,000
                                                                                  ----------
                                                                                     185,375
                                                                                  ----------
MEDICAL EQUIPMENT & SUPPLIES -- 0.1%
  Beckman Instruments, Inc...................................           800           30,700
  DENTSPLY International.....................................           400           19,000
                                                                                  ----------
                                                                                      49,700
                                                                                  ----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                  SHARES OR
                                                                  PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                           AMOUNT           VALUE
-------------------------------------------------------------    -----------     -----------
MEDICAL - HOSPITAL MANAGEMENT SERVICES -- 0.4%
  Columbia HCA Healthcare Corp...............................           800           32,600
  HEALTHSOUTH Corp. (b)......................................           900           34,762
  Healthcare Compare Corp. (b)...............................         1,200           50,850
  Health Care & Retirement Corp. (b).........................           750           21,469
                                                                                 -----------
                                                                                     139,681
                                                                                 -----------
METAL FABRICATION -- 0.2%
  Danaher Corp...............................................           600           27,975
  Precision Castparts Corp...................................           800           39,700
                                                                                 -----------
                                                                                      67,675
                                                                                 -----------
METALS - DIVERSIFIED -- 0.1%
  Phelps Dodge Corp..........................................           700           47,250
                                                                                 -----------
OIL & GAS -- 2.8%
  Ashland, Inc...............................................         1,000      $    43,875
  Atlantic Richfield Co......................................           400           53,000
  Cooper Cameron Corp. (b)...................................           500           38,250
  Exxon Corp.................................................         1,300          127,400
  Mobil Corp.................................................           800           97,800
  Noble Drilling Corp. (b)...................................         1,200           23,850
  Parker & Parsley Petro Co..................................         2,100           77,175
  Phillips Petroleum Co......................................         1,200           53,100
  Royal Dutch Petroleum......................................           500           85,375
  Smith International, Inc. (b)..............................           900           40,387
  Texaco, Inc................................................         1,200          117,750
  Tidewater, Inc.............................................         2,000           90,500
  Unocal Corp................................................         1,400           56,875
  Williams Companies, Inc....................................           900           33,750
                                                                                 -----------
                                                                                     939,087
                                                                                 -----------
PHARMACEUTICALS -- 2.4%
  Abbott Laboratories........................................         1,600           81,200
  Bristol-Myers Squibb Co....................................         1,000          108,750
  Cardinal Health, Inc.......................................           600           34,950
  DURA Pharmaceuticals (b)...................................           500           23,875
  Johnson & Johnson..........................................         2,500          124,375
  Mallinckrodt Group, Inc....................................           900           39,712
  Merck & Co., Inc...........................................         2,100          166,425
  Pfizer, Inc................................................         1,300          107,737
  Schering-Plough............................................         1,200           77,700
  Watson Pharmaceutical, Inc. (b)............................           900           40,444
                                                                                 -----------
                                                                                     805,168
                                                                                 -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                  SHARES OR
                                                                  PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                           AMOUNT           VALUE
-------------------------------------------------------------    -----------     -----------
PUBLISHING -- 0.3%
  New York Times Co., Class A................................         1,300           49,400
  Times Mirror Co., Class A..................................           600           29,850
  Washington Post, Class B...................................            70           23,459
                                                                                 -----------
                                                                                     102,709
                                                                                 -----------
RAILROAD -- 0.3%
  Illinois Central Corp......................................           600           19,200
  Norfolk Southern Corp......................................           900           78,750
                                                                                 -----------
                                                                                      97,950
                                                                                 -----------
RESTAURANTS -- 0.1%
  Ruby Tuesday, Inc..........................................         1,800           33,300
                                                                                 -----------
RETAIL - APPAREL -- 1.0%
  Claire's Stores, Inc.......................................         1,400           18,200
  Dollar General.............................................         1,200           38,400
  The Gap, Inc...............................................         2,400           72,300
  Liz Claiborne, Inc.........................................           800           30,900
  Nike, Inc., Class B........................................           800           47,800
  Ross Stores, Inc...........................................           700           35,000
  TJX Companies, Inc.........................................         1,900           90,012
                                                                                 -----------
                                                                                     332,612
                                                                                 -----------
RETAIL - FOOD STORES -- 0.3%
  American Stores Co.........................................           900      $    36,788
  Safeway, Inc. (b)..........................................         1,100           47,025
  Vons Companies, Inc. (b)...................................           400           23,950
                                                                                 -----------
                                                                                     107,763
                                                                                 -----------
RETAIL - GENERAL MERCHANDISE -- 0.2%
  Family Dollar Stores.......................................           700           14,262
  Sears Roebuck & Co.........................................         1,200           55,350
                                                                                 -----------
                                                                                      69,612
                                                                                 -----------

RETAIL - OFFICE SUPPLY -- 0.2%
  OfficeMax, Inc. (b)........................................         2,500           26,562
  U.S. Office Products Co. (b)...............................           800           27,300
                                                                                 -----------
                                                                                      53,862
                                                                                 -----------
RETAIL - SPECIALTY STORES -- 0.2%
  Home Depot, Inc............................................         1,200           60,150
                                                                                 -----------
STEEL -- 0.2%
  AK Steel Holding Corp......................................           700           27,738
  USX-U.S. Steel Group, Inc..................................         1,500           47,062
                                                                                 -----------
                                                                                      74,800
                                                                                 -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                  SHARES OR
                                                                  PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                           AMOUNT           VALUE
-------------------------------------------------------------    -----------     -----------
TELECOMMUNICATIONS - EQUIPMENT -- 0.3%
  ADC Telecommunications, Inc. (b)...........................         1,100           34,238
  Harris Corp................................................           700           48,038
  U.S. Robotics Corp. (b)....................................           500           36,000
                                                                                 -----------
                                                                                     118,276
                                                                                 -----------
TOBACCO -- 0.5%
  Philip Morris Co., Inc.....................................         1,400          157,675
  Universal Corp.............................................           400           12,850
                                                                                 -----------
                                                                                     170,525
                                                                                 -----------
TOYS -- 0.1%
  Hasbro, Inc................................................           800           31,100
                                                                                 -----------
UTILITIES - ELECTRIC -- 1.7%
  Boston Edison Co...........................................         1,900           51,062
  CMS Energy Corp............................................         2,100           70,612
  DQE, Inc...................................................         1,900           55,100
  Edison International.......................................         2,100           41,738
  Florida Progress Corp......................................         1,600           51,600
  FPL Group, Inc.............................................         1,700           78,200
  GPU, Inc...................................................         3,200          107,600
  Illinova Corp..............................................         2,100           57,750
  NIPSCO Industries..........................................           900           35,662
  Northern States Power......................................           800           36,700
                                                                                 -----------
                                                                                     586,024
                                                                                 -----------
UTILITIES - GAS -- 0.3%
  Consolidated Natural Gas Co................................           500           27,625
  MCN Corp...................................................         1,200           34,650
  NICOR, Inc.................................................         1,000           35,750
                                                                                 -----------
                                                                                      98,025
                                                                                 -----------
UTILITIES - TELEPHONE -- 1.7%
  AT&T Corp..................................................         2,500      $   108,750
  Ameritech Corp.............................................         1,700          103,063
  BellSouth Corp.............................................         2,700          109,013
  Century Telephone Enterprises..............................         1,400           43,225
  Southern New England Telecommunications....................         1,300           50,537
  Southwestern Bell Corp.....................................         1,800           93,150
  Sprint Corp................................................         1,200           47,850
                                                                                 -----------
                                                                                     555,588
                                                                                 -----------
  Total Common Stocks........................................                     10,590,143
                                                                                 -----------
CORPORATE BONDS -- 10.2%
BANKING -- 0.5%
  Norwest Corp., 6.55%, 12/1/06..............................    $  175,000          170,406
                                                                                 -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                  SHARES OR
                                                                  PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                           AMOUNT           VALUE
-------------------------------------------------------------    -----------     -----------
COMPUTERS - MAIN & MINI -- 1.5%
  International Business Machines, 6.38%, 6/15/00............       500,000          498,750
                                                                                 -----------
ENTERTAINMENT -- 1.5%
  Walt Disney Co., 6.38%, 3/30/01............................       500,000          496,875
                                                                                 -----------
FINANCIAL SERVICES -- 1.2%
  General Electric Capital Corp., 8.10%, 1/26/99.............       200,000          207,500
  Household Netherlands BV, 6.13%, 3/1/03....................       200,000          194,500
    LOC: Household International
                                                                                 -----------
                                                                                     402,000
                                                                                 -----------
FOOD & RELATED -- 1.8%
  Heinz Co., 6.88%, 1/15/03..................................       200,000          202,500
  Kellogg Co., 5.90%, 7/15/97................................       400,000          400,312
                                                                                 -----------
                                                                                     602,812
                                                                                 -----------
PHARMACEUTICALS -- 1.5%
  Smithkline Beecham Corp., 6.63%, 10/1/01...................       500,000          502,500
                                                                                 -----------
RETAIL - GENERAL MERCHANDISE -- 1.5%
  Wal-Mart Stores, Inc., 6.75%, 5/15/02......................       500,000          505,625
                                                                                 -----------
UTILITIES - ELECTRIC -- 0.7%
  Southern California Edison, 6.50%, 6/1/01..................       265,000          263,013
                                                                                 -----------
Total Corporate Bonds........................................                      3,441,981
                                                                                 -----------
U.S. TREASURY OBLIGATIONS -- 44.2%
U.S. TREASURY BILLS -- 0.0%
  1/23/97....................................................         7,000            6,977
                                                                                 -----------
U.S. TREASURY NOTES -- 44.2%
  6.13%, 5/31/97.............................................     2,535,000        2,542,428
  5.38%, 5/31/98.............................................     2,875,000        2,859,590
  6.38%, 5/15/99.............................................       500,000          504,360
  6.75%, 5/31/99.............................................     2,925,000        2,975,369
  6.25%, 8/31/00.............................................     2,492,000        2,500,572
  6.25%, 2/15/03.............................................     2,040,000        2,038,552
  6.50%, 5/15/05.............................................     1,425,000        1,433,978
                                                                                 -----------
Total U.S. Treasury Notes....................................                     14,854,849
                                                                                 -----------
Total U.S. Treasury Obligations..............................                     14,861,826
                                                                                 -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                  SHARES OR
                                                                  PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                           AMOUNT           VALUE
-------------------------------------------------------------    -----------     -----------
U.S. GOVERNMENT AGENCIES -- 10.2%
  Federal Home Loan Mortgage Corp.:
    7.06%, 8/2/01............................................    $  500,000      $   503,500
    7.09%, 11/24/06..........................................       500,000          495,125
  Federal National Mortgage Assoc.:
    6.57%, 11/19/01..........................................       300,000          297,498
    7.50%, 6/1/03, Pool # 303973.............................       472,141          479,180
    6.50%, 1/1/06, Pool # 81690..............................       471,569          460,604
    7.50%, 5/1/07, Pool # 124341.............................       440,007          445,660
    5.50%, 12/25/14, Series 1993-155, Class PD...............       750,000          744,743
                                                                                 -----------
Total U.S. Government Agencies...............................                      3,426,310
                                                                                 -----------
INVESTMENT COMPANIES -- 4.9%
  T. Rowe Price Foreign Equity Fund..........................        58,600          941,116
  T. Rowe Price International Equity Fund....................        50,500          696,900
                                                                                 -----------
Total Investment Companies...................................                      1,638,016
                                                                                 -----------
TOTAL (COST -- $32,498,467) (A)..............................                    $33,958,276
Liabilities in Excess of Other Assets........................                       (314,093)
                                                                                 -----------
NET ASSETS -- 100.0%.........................................                    $33,644,183
                                                                                 ===========
Percentages indicated are based on net assets of $33,644,183.
(a) Represents cost for federal income tax purposes and
    differs from value by net unrealized appreciation of
    securities as follows:
  Unrealized appreciation....................................    $1,697,973
  Unrealized depreciation....................................      (238,164)
                                                                 -----------
  Net unrealized appreciation................................    $1,459,809
                                                                 ===========
(b) Represents non-income producing securities.
LOC -- Letter of Credit

---------------
See Notes to Financial Statements.

TIME HORIZON FUNDS -- PORTFOLIO 2
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                              SHARES OR
                                                              PRINCIPAL      MARKET
                    SECURITY DESCRIPTION                        AMOUNT        VALUE
------------------------------------------------------------  ----------   -----------
COMMON STOCKS -- 41.3%
ADVERTISING -- 0.3%
  Omnicom Group.............................................      2,200    $   100,650
                                                                           -----------
AEROSPACE/DEFENSE -- 0.6%
  Lockheed Martin Corp......................................      1,000         91,500
  United Technologies Corp..................................      1,900        125,400
                                                                           -----------
                                                                               216,900
                                                                           -----------
AIR TRANSPORTATION -- 0.2%
  Comair Holdings, Inc......................................      1,300         31,200
  UAL Corp. (b).............................................        500         31,250
                                                                           -----------
                                                                                62,450
                                                                           -----------
AUTOMOBILES & TRUCKS -- 0.4%
  Chrysler Corp.............................................      3,000         99,000
  General Motors Corp.......................................      1,000         55,750
                                                                           -----------
                                                                               154,750
                                                                           -----------
AUTO PARTS -- 0.1%
  Standard Products Co......................................      1,500         38,250
                                                                           -----------
BANKS -- 3.6%
  Bank of Boston............................................      2,100        134,925
  Citicorp..................................................      2,000        206,000
  City National Corp........................................      2,500         54,063
  Comerica, Inc.............................................      3,900        204,263
  First of America Bank Corp................................      1,400         84,175
  First Union Corp. (N.C.)..................................      1,700        125,800
  Mellon Bank Corp..........................................      1,300         92,300
  NationsBank Corp..........................................      1,200        117,300
  Northern Trust Corp.......................................      1,600         58,000
  Regions Financial Corp....................................      1,500         77,531
  SouthTrust Corp...........................................      2,200         76,725
  State Street Boston Corp..................................        800         51,600
                                                                           -----------
                                                                             1,282,682
                                                                           -----------
BEVERAGES -- 0.9%
  Coca-Cola Co..............................................      4,300        226,287
  Coca-Cola Enterprises.....................................      1,000         48,500
  PepsiCo, Inc..............................................      1,200         35,100
                                                                           -----------
                                                                               309,887
                                                                           -----------
BREWERIES -- 0.1%
  Anheuser-Busch Cos., Inc..................................        900         36,000
                                                                           -----------
BUILDING & CONSTRUCTION -- 0.3%
  Armstrong World Industries................................      1,600        111,200
                                                                           -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                              SHARES OR
                                                              PRINCIPAL      MARKET
                    SECURITY DESCRIPTION                        AMOUNT        VALUE
------------------------------------------------------------  ----------   -----------
BUSINESS SERVICES -- 0.3%
  AccuStaff, Inc. (b).......................................      1,600         33,800
  Equifax, Inc..............................................      2,300         70,438
                                                                           -----------
                                                                               104,238
                                                                           -----------
CASINO SERVICES -- 0.2%
  International Game Technology.............................      3,600         65,700
                                                                           -----------
CHEMICALS - PETRO & INORGANIC -- 0.3%
  Monsanto Corp.............................................      2,600        101,075
                                                                           -----------
CHEMICALS - SPECIALTY -- 1.0%
  Cytec Industries, Inc. (b)................................      1,700    $    69,063
  Ecolab, Inc...............................................      1,600         60,200
  Goodrich (B.F.) Co........................................      1,200         48,600
  Lubrizol Corp.............................................      2,600         80,600
  Morton International, Inc.................................        800         32,600
  Nalco Chemical Co.........................................      1,900         68,637
                                                                           -----------
                                                                               359,700
                                                                           -----------
COMPUTERS - MAIN & MINI -- 1.1%
  Compaq Computer Corp. (b).................................      1,700        126,225
  Dell Computer Corp. (b)...................................      1,800         95,625
  Gateway 2000, Inc. (b)....................................      1,600         85,700
  International Business Machines...........................        700        105,700
                                                                           -----------
                                                                               413,250
                                                                           -----------
COMPUTERS - MEMORY DEVICES -- 0.4%
  EMC Corp. (b).............................................      1,400         46,375
  Microchip Technology, Inc. (b)............................        900         45,788
  Storage Technology Corp. (b)..............................        900         42,863
                                                                           -----------
                                                                               135,026
                                                                           -----------
COMPUTERS - PERIPHERAL EQUIPMENT -- 0.9%
  3Com Corp.................................................        600         44,025
  Adaptec, Inc. (b).........................................      1,600         64,000
  Cisco Systems, Inc. (b)...................................      2,500        159,062
  Filenet Corp. (b).........................................      1,700         54,400
                                                                           -----------
                                                                               321,487
                                                                           -----------
COMPUTER SOFTWARE -- 1.9%
  BMC Software, Inc. (b)....................................      1,300         53,788
  Cadence Design Systems, Inc. (b)..........................      1,900         75,525
  Computer Associates, Inc..................................      1,400         69,650
  Compuware Corp. (b).......................................      1,100         55,137
  Microsoft Corp. (b).......................................      2,600        214,825
  Network General Corp. (b).................................      1,900         57,475
  Parametric Technology Corp. (b)...........................      1,700         87,338
  S3, Inc. (b)..............................................      4,500         73,125
                                                                           -----------
                                                                               686,863
                                                                           -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                              SHARES OR
                                                              PRINCIPAL      MARKET
                    SECURITY DESCRIPTION                        AMOUNT        VALUE
------------------------------------------------------------  ----------   -----------
CONSUMER PRODUCTS -- 0.1%
  American Greetings, Class A...............................      1,000         28,375
                                                                           -----------
COSMETICS & TOILETRIES -- 0.5%
  Avon Products, Inc........................................      1,400         79,975
  Gillette Co...............................................      1,100         85,525
                                                                           -----------
                                                                               165,500
                                                                           -----------
DIVERSIFIED PRODUCTS -- 0.8%
  E.I. du Pont de Nemours...................................      1,600        151,000
  Textron, Inc..............................................        800         75,400
  Tyco International Ltd....................................      1,200         63,450
                                                                           -----------
                                                                               289,850
                                                                           -----------
ELECTRICAL EQUIPMENT -- 1.2%
  General Electric..........................................      2,500        247,187
  Honeywell, Inc............................................      1,800        118,350
  Johnson Controls, Inc.....................................        900         74,588
                                                                           -----------
                                                                               440,125
                                                                           -----------
ELECTRONIC COMPONENTS -- 1.1%
  Atmel Corp. (b)...........................................      2,100    $    69,563
  Intel Corp................................................      1,900        248,781
  Solectron Corp. (b).......................................        800         42,700
  VLSI Technology, Inc. (b).................................      1,800         42,975
                                                                           -----------
                                                                               404,019
                                                                           -----------
ENTERTAINMENT -- 0.6%
  King World Productions, Inc. (b)..........................      1,400         51,625
  MGM Grand, Inc. (b).......................................      1,600         55,800
  The Walt Disney Co........................................      1,719        119,685
                                                                           -----------
                                                                               227,110
                                                                           -----------
FINANCIAL SERVICES -- 1.6%
  Bear Stearns Companies, Inc...............................      4,800        133,800
  Echelon International (b).................................        187          2,917
  Edwards (A.G.), Inc.......................................      2,200         73,975
  Merrill Lynch & Co........................................      1,300        105,950
  Morgan Stanley Group......................................      1,500         85,687
  SunAmerica, Inc...........................................      3,900        173,062
                                                                           -----------
                                                                               575,391
                                                                           -----------
FOOD & RELATED -- 1.1%
  ConAgra, Inc..............................................      1,700         84,575
  Dean Foods Co.............................................      2,000         64,500
  Flowers Industries........................................      1,600         34,400
  Hershey Foods Corp........................................      1,600         70,000
  Interstate Bakeries Corp..................................      1,600         78,600
  Sara Lee Corp.............................................      2,100         78,225
                                                                           -----------
                                                                               410,300
                                                                           -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                              SHARES OR
                                                              PRINCIPAL      MARKET
                    SECURITY DESCRIPTION                        AMOUNT        VALUE
------------------------------------------------------------  ----------   -----------
FOREST & PAPER PRODUCTS -- 0.8%
  James River Corporation of Virginia.......................      3,500        115,937
  Kimberley-Clark Corp......................................        600         57,150
  Mead Corp.................................................      1,800        104,625
                                                                           -----------
                                                                               277,712
                                                                           -----------
FURNITURE & FURNISHINGS -- 0.3%
  Leggett & Platt, Inc......................................      2,700         93,488
                                                                           -----------
HOTEL MANAGEMENT & RELATED SERVICES -- 0.4%
  HFS, Inc. (b).............................................        700         41,825
  Marriott International, Inc...............................      1,000         55,250
  Promus Hotel Corp. (b)....................................      1,200         35,550
                                                                           -----------
                                                                               132,625
                                                                           -----------
HOUSEHOLD - GENERAL PRODUCTS -- 0.3%
  Clorox Co.................................................        700         70,263
  First Brands Corp.........................................      1,500         42,562
                                                                           -----------
                                                                               112,825
                                                                           -----------
HOUSING -- 0.1%
  PHH Corp..................................................      1,200         51,600
                                                                           -----------
INSURANCE -- 1.1%
  Aetna Life & Casualty.....................................        534         42,720
  Allstate Insurance........................................      1,700         98,388
  CIGNA Corp................................................        500         68,312
  Conseco, Inc..............................................      1,200         76,500
  EXEL Ltd..................................................      1,000         37,875
  Progressive Corp..........................................      1,100         74,113
                                                                           -----------
                                                                               397,908
                                                                           -----------
LEISURE TIME INDUSTRY -- 0.2%
  Callaway Golf Co..........................................      2,200    $    63,250
                                                                           -----------
MACHINERY & EQUIPMENT -- 0.8%
  Caterpillar, Inc..........................................        700         52,675
  Duriron Co................................................      2,400         65,100
  Harsco Corp...............................................      1,000         68,500
  Ingersoll-Rand Co.........................................        800         35,600
  Trinity Industries........................................      1,400         52,500
                                                                           -----------
                                                                               274,375
                                                                           -----------
MEDICAL EQUIPMENT & SUPPLIES -- 0.2%
  Beckman Instruments, Inc..................................      1,400         53,725
  DENTSPLY International....................................        700         33,250
                                                                           -----------
                                                                                86,975
                                                                           -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                              SHARES OR
                                                              PRINCIPAL      MARKET
                    SECURITY DESCRIPTION                        AMOUNT        VALUE
------------------------------------------------------------  ----------   -----------
MEDICAL - HOSPITAL MANAGEMENT SERVICES -- 0.6%
  Columbia HCA Healthcare Corp..............................      1,000         40,750
  HEALTHSOUTH Corp. (b).....................................      1,600         61,800
  Healthcare Compare Corp. (b)..............................      2,100         88,987
  Health Care & Retirement Corp. (b)........................      1,300         37,213
                                                                           -----------
                                                                               228,750
                                                                           -----------
METAL FABRICATION -- 0.2%
  Danaher Corp..............................................      1,100         51,287
  Precision Castparts Corp..................................      1,500         74,438
                                                                           -----------
                                                                               125,725
                                                                           -----------
METALS - DIVERSIFIED -- 0.2%
  Phelps Dodge Corp.........................................        800         54,000
                                                                           -----------
OIL & GAS -- 3.5%
  Ashland, Inc..............................................      1,700         74,588
  Atlantic Richfield Co.....................................        500         66,250
  Cooper Cameron Corp. (b)..................................        900         68,850
  Exxon Corp................................................      1,600        156,800
  Mobil Corp................................................      1,000        122,250
  Noble Drilling Corp. (b)..................................      2,200         43,725
  Parker & Parsley Petro Co.................................      3,600        132,300
  Phillips Petroleum Co.....................................      1,400         61,950
  Royal Dutch Petroleum.....................................        500         85,375
  Smith International, Inc. (b).............................      1,500         67,312
  Texaco, Inc...............................................      1,500        147,188
  Tidewater, Inc............................................      2,800        126,700
  Unocal Corp...............................................      1,700         69,063
  Williams Companies, Inc...................................      1,200         45,000
                                                                           -----------
                                                                             1,267,351
                                                                           -----------
PHARMACEUTICALS -- 3.0%
  Abbott Laboratories.......................................      1,900         96,425
  Bristol-Myers Squibb Co...................................      1,200        130,500
  Cardinal Health, Inc......................................      1,350         78,637
  DURA Pharmaceuticals (b)..................................        900         42,975
  Johnson & Johnson.........................................      3,100        154,225
  Mallinckrodt Group, Inc...................................      1,600         70,600
  Merck & Co., Inc..........................................      2,600        206,050
  Pfizer, Inc...............................................      1,600        132,600
  Schering-Plough...........................................      1,400         90,650
  Watson Pharmaceutical, Inc. (b)...........................      1,600         71,900
                                                                           -----------
                                                                             1,074,562
                                                                           -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                              SHARES OR
                                                              PRINCIPAL      MARKET
                    SECURITY DESCRIPTION                        AMOUNT        VALUE
------------------------------------------------------------  ----------   -----------
PUBLISHING -- 0.4%
  New York Times Co., Class A...............................      1,700    $    64,600
  Times Mirror Co., Class A.................................        600         29,850
  Washington Post, Class B..................................        190         63,674
                                                                           -----------
                                                                               158,124
                                                                           -----------
RAILROAD -- 0.3%
  Illinois Central Corp.....................................      1,000         32,000
  Norfolk Southern Corp.....................................      1,000         87,500
                                                                           -----------
                                                                               119,500
                                                                           -----------
RESTAURANTS -- 0.2%
  Ruby Tuesday, Inc.........................................      3,200         59,200
                                                                           -----------
RETAIL - APPAREL -- 1.4%
  Claire's Stores, Inc......................................      2,550         33,150
  Dollar General............................................      2,200         70,400
  The Gap, Inc..............................................      2,900         87,363
  Liz Claiborne, Inc........................................      1,400         54,075
  Nike, Inc., Class B.......................................      1,000         59,750
  Ross Stores, Inc..........................................      1,200         60,000
  TJX Companies, Inc........................................      2,600        123,175
                                                                           -----------
                                                                               487,913
                                                                           -----------
RETAIL - FOOD STORES -- 0.4%
  American Stores Co........................................      1,100         44,963
  Safeway, Inc. (b).........................................      1,400         59,850
  Vons Companies, Inc. (b)..................................        700         41,912
                                                                           -----------
                                                                               146,725
                                                                           -----------
RETAIL - GENERAL MERCHANDISE -- 0.3%
  Family Dollar Stores......................................      1,300         26,488
  Sears Roebuck & Co........................................      1,500         69,187
                                                                           -----------
                                                                                95,675
                                                                           -----------
RETAIL - OFFICE SUPPLY -- 0.3%
  OfficeMax, Inc. (b).......................................      4,500         47,813
  U.S. Office Products Co. (b)..............................      1,400         47,775
                                                                           -----------
                                                                                95,588
                                                                           -----------
RETAIL - SPECIALTY STORES -- 0.2%
  Home Depot, Inc...........................................      1,500         75,187
                                                                           -----------
STEEL -- 0.3%
  AK Steel Holding Corp.....................................      1,100         43,588
  USX-U.S. Steel Group, Inc.................................      1,800         56,475
                                                                           -----------
                                                                               100,063
                                                                           -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                              SHARES OR
                                                              PRINCIPAL      MARKET
                    SECURITY DESCRIPTION                        AMOUNT        VALUE
------------------------------------------------------------  ----------   -----------
TELECOMMUNICATIONS - EQUIPMENT -- 0.5%
  ADC Telecommunications, Inc. (b)..........................      2,000         62,250
  Harris Corp...............................................      1,100         75,487
  U.S. Robotics Corp.(b)....................................        800         57,600
                                                                           -----------
                                                                               195,337
                                                                           -----------
TOBACCO -- 0.6%
  Philip Morris Co., Inc....................................      1,700        191,462
  Universal Corp............................................        800         25,700
                                                                           -----------
                                                                               217,162
                                                                           -----------
TOYS -- 0.1%
  Hasbro, Inc...............................................      1,000         38,875
                                                                           -----------
UTILITIES - ELECTRIC -- 2.5%
  Boston Edison Co..........................................      2,900    $    77,938
  CMS Energy Corp...........................................      3,700        124,412
  DQE, Inc..................................................      3,400         98,600
  Edison International......................................      2,500         49,688
  Florida Progress Corp.....................................      2,800         90,300
  FPL Group, Inc............................................      2,100         96,600
  GPU, Inc..................................................      4,600        154,675
  Illinova Corp.............................................      3,800        104,500
  NIPSCO Industries.........................................        900         35,662
  Northern States Power.....................................      1,400         64,225
                                                                           -----------
                                                                               896,600
                                                                           -----------
UTILITIES - GAS -- 0.4%
  Consolidated Natural Gas Co...............................        700         38,675
  MCN Corp..................................................      1,900         54,862
  NICOR, Inc................................................      1,800         64,350
                                                                           -----------
                                                                               157,887
                                                                           -----------
UTILITIES - TELEPHONE -- 2.1%
  AT&T Corp.................................................      3,100        134,850
  Ameritech Corp............................................      2,100        127,312
  BellSouth Corp............................................      3,300        133,236
  Century Telephone Enterprises.............................      2,600         80,275
  Southern New England Telecommunications...................      2,300         89,413
  Southwestern Bell Corp....................................      2,200        113,850
  Sprint Corp...............................................      1,500         59,812
                                                                           -----------
                                                                               738,748
                                                                           -----------
  Total Common Stocks.......................................                14,864,508
                                                                           -----------
CORPORATE BONDS -- 8.7%
BANKING -- 0.7%
  Norwest Corp., 6.55%, 12/1/06.............................  $ 250,000        243,438
                                                                           -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                              SHARES OR
                                                              PRINCIPAL      MARKET
                    SECURITY DESCRIPTION                        AMOUNT        VALUE
------------------------------------------------------------  ----------   -----------
COMPUTERS - MAIN & MINI -- 1.4%
  International Business Machines, 6.38%, 6/15/00...........    500,000        498,750
                                                                           -----------
ENTERTAINMENT -- 1.4%
  Walt Disney Co., 6.38%, 3/30/01...........................    500,000        496,875
                                                                           -----------
FINANCIAL SERVICES -- 1.1%
  General Electric Capital Corp., 8.10%, 1/26/99............    200,000        207,500
  Household Netherlands BV, 6.13%, 3/1/03...................    200,000        194,500
    LOC: Household International
                                                                           -----------
                                                                               402,000
                                                                           -----------
FOOD & RELATED -- 1.4%
  Heinz Co., 6.88%, 1/15/03.................................    200,000        202,500
  Kellogg Co., 5.90%, 7/15/97...............................    300,000        300,234
                                                                           -----------
                                                                               502,734
                                                                           -----------
PHARMACEUTICALS -- 1.4%
  Smithkline Beecham Corp., 6.63%, 10/1/01..................    500,000        502,500
                                                                           -----------
RETAIL - GENERAL MERCHANDISE -- 0.9%
  Wal-Mart Stores, 6.75%, 5/15/02...........................    350,000        353,938
                                                                           -----------
UTILITIES - ELECTRIC -- 0.4%
  Southern California Edison, 6.50%, 6/1/01.................    145,000        143,912
                                                                           -----------
Total Corporate Bonds.......................................                 3,144,147
                                                                           -----------
U.S. TREASURY OBLIGATIONS -- 34.5%
U.S. TREASURY BILLS -- 1.3%
  2/6/97....................................................  $ 383,000    $   381,082
  3/6/97....................................................     93,000         92,165
                                                                           -----------
Total U.S. Treasury Bills...................................                   473,247
                                                                           -----------
U.S. TREASURY NOTES -- 33.2%
  6.13%, 5/31/97............................................  1,585,000      1,589,644
  6.38%, 5/15/99............................................    200,000        201,744
  6.75%, 5/31/99............................................  2,300,000      2,339,606
  6.25%, 8/31/00............................................  2,492,000      2,500,572
  6.25%, 2/15/03............................................  2,880,000      2,877,955
  6.50%, 5/15/05............................................  2,425,000      2,440,278
                                                                           -----------
Total U.S. Treasury Notes...................................                11,949,799
                                                                           -----------
Total U.S. Treasury Obligations.............................                12,423,046
                                                                           -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                              SHARES OR
                                                              PRINCIPAL      MARKET
                    SECURITY DESCRIPTION                        AMOUNT        VALUE
------------------------------------------------------------  ----------   -----------
U.S. GOVERNMENT AGENCIES -- 7.4%
  Federal Home Loan Mortgage Corp.:
    7.06%, 8/2/01...........................................    500,000        503,500
    7.09%, 11/24/06.........................................    325,000        321,831
  Federal National Mortgage Assoc.:
    6.57%, 11/19/01.........................................    200,000        198,332
    7.50%, 6/1/03, Pool # 303973............................    472,141        479,180
    6.50%, 1/1/06, Pool # 81690.............................    471,569        460,605
    7.50%, 5/1/07, Pool # 124341............................    440,007        445,661
    5.50%, 12/25/14, Series 1993-155, Class PD..............    250,000        248,248
                                                                           -----------
Total U.S. Government Agencies..............................                 2,657,357
                                                                           -----------
INVESTMENT COMPANIES -- 9.5%
  T. Rowe Price Foreign Equity Fund.........................    106,900      1,716,814
  T. Rowe Price International Equity Fund...................    124,800      1,722,240
                                                                           -----------
Total Investment Companies..................................                 3,439,054
                                                                           -----------
TOTAL (COST -- $34,583,953) (A).............................               $36,528,112
Liabilities in Excess of Other Assets.......................                  (514,492)
                                                                           -----------
NET ASSETS -- 100.0%........................................               $36,013,620
                                                                           ===========
Percentages indicated are based on net assets of $36,013,620.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:
  Unrealized appreciation...................................  $2,232,326
  Unrealized depreciation...................................   (288,167)
                                                              ----------
  Net unrealized appreciation...............................  $1,944,159
                                                              ==========
(b) Represents non-income producing securities.
LOC -- Letter of Credit

---------------
See Notes to Financial Statements.

TIME HORIZON FUNDS -- PORTFOLIO 3
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                  SHARES OR
                                                                  PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                           AMOUNT           VALUE
-------------------------------------------------------------    -----------     -----------
COMMON STOCKS -- 60.5%
ADVERTISING -- 0.3%
  Omnicom Group..............................................         2,600      $   118,950
                                                                                 -----------

AEROSPACE/DEFENSE -- 1.0%
  Lockheed Martin Corp.......................................         1,600          146,400
  United Technologies Corp...................................         3,000          198,000
                                                                                 -----------
                                                                                     344,400
AIR TRANSPORTATION -- 0.2%
  Comair Holdings, Inc.......................................         1,500           36,000
  UAL Corp. (b)..............................................           800           50,000
                                                                                 -----------
                                                                                      86,000
                                                                                 -----------
AUTOMOBILES & TRUCKS -- 0.7%
  Chrysler Corp..............................................         4,800          158,400
  General Motors Corp........................................         1,600           89,200
                                                                                 -----------
                                                                                     247,600
                                                                                 -----------
AUTO PARTS -- 0.1%
  Standard Products Co.......................................         1,700           43,350
                                                                                 -----------
BANKS -- 5.2%
  Bank of Boston.............................................         3,300          212,025
  Citicorp...................................................         3,200          329,600
  City National Corp.........................................         2,900           62,713
  Comerica, Inc..............................................         5,300          277,588
  First of America Bank Corp.................................         1,700          102,212
  First Union Corp. (N.C.)...................................         2,700          199,800
  Mellon Bank Corp...........................................         2,000          142,000
  NationsBank Corp...........................................         1,900          185,725
  Northern Trust Corp........................................         1,800           65,250
  Regions Financial Corp.....................................         1,700           87,869
  SouthTrust Corp............................................         2,600           90,675
  State Street Boston Corp...................................           900           58,050
                                                                                 -----------
                                                                                   1,813,507
                                                                                 -----------
BEVERAGES -- 1.3%
  Coca-Cola Co...............................................         6,800          357,850
  Coca-Cola Enterprises......................................         1,100           53,350
  PepsiCo, Inc...............................................         1,800           52,650
                                                                                 -----------
                                                                                     463,850
                                                                                 -----------
BREWERIES -- 0.2%
  Anheuser-Busch Cos., Inc...................................         1,400           56,000
                                                                                 -----------
BUILDING & CONSTRUCTION -- 0.4%
  Armstrong World Industries.................................         2,000          139,000
                                                                                 -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                  SHARES OR
                                                                  PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                           AMOUNT           VALUE
-------------------------------------------------------------    -----------     -----------
BUSINESS EQUIPMENT & SERVICES -- 0.4%
  AccuStaff, Inc. (b)........................................         2,000      $    42,250
  Equifax, Inc...............................................         2,700           82,688
                                                                                 -----------
                                                                                     124,938
                                                                                 -----------
CASINO SERVICES -- 0.2%
  International Game Technology..............................         4,300           78,475
                                                                                 -----------
CHEMICALS - PETRO & INORGANIC -- 0.5%
  Monsanto Corp..............................................         4,100          159,387
                                                                                 -----------
CHEMICALS - SPECIALTY -- 1.3%
  Cytec Industries, Inc. (b).................................         2,000           81,250
  Ecolab, Inc................................................         1,900           71,487
  Goodrich (B.F.) Co.........................................         1,400           56,700
  Lubrizol Corp..............................................         3,100           96,100
  Morton International, Inc..................................         1,300           52,975
  Nalco Chemical Co..........................................         2,300           83,088
                                                                                 -----------
                                                                                     441,600
                                                                                 -----------
COMPUTERS - MAIN & MINI -- 1.8%

  Compaq Computer Corp. (b)..................................         2,700          200,475
  Dell Computer Corp. (b)....................................         3,000          159,375
  Gateway 2000, Inc. (b).....................................         1,900          101,769
  International Business Machines............................         1,200          181,200
                                                                                 -----------
                                                                                     642,819
                                                                                 -----------
COMPUTERS - MEMORY DEVICES -- 0.5%

  EMC Corp. (b)..............................................         2,200           72,875
  Microchip Technology, Inc. (b).............................         1,000           50,875
  Storage Technology Corp. (b)...............................         1,100           52,388
                                                                                 -----------
                                                                                     176,138
                                                                                 -----------
COMPUTERS - PERIPHERAL EQUIPMENT -- 1.2%

  3Com Corp..................................................         1,000           73,375
  Adaptec, Inc. (b)..........................................         1,900           76,000
  Cisco Systems, Inc. (b)....................................         3,200          203,600
  Filenet Corp. (b)..........................................         2,000           64,000
                                                                                 -----------
                                                                                     416,975
                                                                                 -----------
COMPUTER SOFTWARE -- 2.7%

  BMC Software, Inc. (b).....................................         1,500           62,062
  Cadence Design Systems, Inc. (b)...........................         2,150           85,463
  Computer Associates, Inc...................................         2,300          114,425
  Compuware Corp. (b)........................................         1,200           60,150
  Microsoft Corp. (b)........................................         4,200          347,025
  Network General Corp. (b)..................................         2,300           69,575
  Parametric Technology Corp. (b)............................         2,100          107,887
  S3, Inc. (b)...............................................         5,400           87,750
                                                                                 -----------
                                                                                     934,337
                                                                                 -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                  SHARES OR
                                                                  PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                           AMOUNT           VALUE
-------------------------------------------------------------    -----------     -----------
CONSUMER PRODUCTS -- 0.1%
  American Greetings, Class A................................         1,200           34,050
                                                                                 -----------
COSMETICS & TOILETRIES -- 0.8%
  Avon Products, Inc.........................................         2,300      $   131,387
  Gillette Co................................................         1,800          139,950
                                                                                 -----------
                                                                                     271,337
                                                                                 -----------
DIVERSIFIED PRODUCTS -- 1.3%
  E.I. du Pont de Nemours....................................         2,600          245,375
  Textron, Inc...............................................         1,200          113,100
  Tyco International Ltd.....................................         1,900          100,463
                                                                                 -----------
                                                                                     458,938
                                                                                 -----------
ELECTRICAL EQUIPMENT -- 2.0%
  General Electric...........................................         4,000          395,500
  Honeywell, Inc.............................................         2,800          184,100
  Johnson Controls, Inc......................................         1,200           99,450
                                                                                 -----------
                                                                                     679,050
                                                                                 -----------
ELECTRONIC COMPONENTS -- 1.7%
  Atmel Corp. (b)............................................         2,400           79,500
  Intel Corp.................................................         3,100          405,906
  Solectron Corp. (b)........................................         1,000           53,375
  VLSI Technology, Inc. (b)..................................         2,100           50,137
                                                                                 -----------
                                                                                     588,918
                                                                                 -----------
ENTERTAINMENT -- 1.0%
  King World Productions, Inc. (b)...........................         2,000           73,750
  MGM Grand, Inc. (b)........................................         1,900           66,263
  The Walt Disney Co.........................................         2,819          196,273
                                                                                 -----------
                                                                                     336,286
                                                                                 -----------
FINANCIAL SERVICES -- 2.2%
  Bear Stearns Companies, Inc................................         5,700          158,887
  Echelon International (b)..................................           220            3,437
  Edwards (A.G.), Inc........................................         2,600           87,425
  Merrill Lynch & Co.........................................         2,000          163,000
  Morgan Stanley Group.......................................         2,400          137,100
  SunAmerica, Inc............................................         5,200          230,750
                                                                                 -----------
                                                                                     780,599
                                                                                 -----------
FOOD & RELATED -- 1.7%
  ConAgra, Inc...............................................         2,700          134,325
  Dean Foods Co..............................................         2,400           77,400
  Flowers Industries.........................................         1,900           40,850
  Hershey Foods Corp.........................................         2,500          109,375
  Interstate Bakeries Corp...................................         1,900           93,338
  Sara Lee Corp..............................................         3,300          122,925
                                                                                 -----------
                                                                                     578,213
                                                                                 -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                  SHARES OR
                                                                  PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                           AMOUNT           VALUE
-------------------------------------------------------------    -----------     -----------
FOREST & PAPER PRODUCTS -- 1.2%
  James River Corporation of Virginia........................         4,900          162,313
  Kimberley-Clark Corp.......................................         1,000           95,250
  Mead Corp..................................................         2,500          145,312
                                                                                 -----------
                                                                                     402,875
                                                                                 -----------
FURNITURE & FURNISHINGS -- 0.3%
  Leggett & Platt, Inc.......................................         3,100          107,338
                                                                                 -----------
HOTEL MANAGEMENT & RELATED SERVICES -- 0.6%
  HFS, Inc. (b)..............................................         1,100      $    65,725
  Marriott International, Inc................................         1,600           88,400
  Promus Hotel Corp. (b).....................................         1,400           41,475
                                                                                 -----------
                                                                                     195,600
                                                                                 -----------
HOUSEHOLD - GENERAL PRODUCTS -- 0.5%
  Clorox Co..................................................         1,200          120,450
  First Brands Corp..........................................         1,800           51,075
                                                                                 -----------
                                                                                     171,525
                                                                                 -----------
HOUSING -- 0.2%
  PHH Corp...................................................         1,500           64,500
                                                                                 -----------
INSURANCE -- 1.7%
  Aetna Life & Casualty......................................           757           60,560
  Allstate Insurance.........................................         2,700          156,262
  CIGNA Corp.................................................           900          122,963
  Conseco, Inc...............................................         1,900          121,125
  EXEL Ltd...................................................         1,200           45,450
  Progressive Corp...........................................         1,300           87,588
                                                                                 -----------
                                                                                     593,948
                                                                                 -----------
LEISURE TIME INDUSTRY -- 0.2%
  Callaway Golf Co...........................................         2,600           74,750
                                                                                 -----------
MACHINERY & EQUIPMENT -- 1.1%
  Caterpillar, Inc...........................................         1,200           90,300
  Duriron Co.................................................         2,900           78,662
  Harsco Corp................................................         1,200           82,200
  Ingersoll -- Rand Co.......................................         1,300           57,850
  Trinity Industries.........................................         1,700           63,750
                                                                                 -----------
                                                                                     372,762
                                                                                 -----------
MEDICAL EQUIPMENT & SUPPLIES -- 0.3%
  Beckman Instruments, Inc...................................         1,700           65,238
  DENTSPLY International.....................................           800           38,000
                                                                                 -----------
                                                                                     103,238
                                                                                 -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                  SHARES OR
                                                                  PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                           AMOUNT           VALUE
-------------------------------------------------------------    -----------     -----------
MEDICAL - HOSPITAL MANAGEMENT SERVICES -- 0.8%
  Columbia HCA Healthcare Corp...............................         1,600           65,200
  HEALTHSOUTH Corp. (b)......................................         1,900           73,388
  Healthcare Compare Corp. (b)...............................         2,500          105,937
  Health Care & Retirement Corp. (b).........................         1,600           45,800
                                                                                 -----------
                                                                                     290,325
                                                                                 -----------
METAL FABRICATION -- 0.4%
  Danaher Corp...............................................         1,300           60,612
  Precision Castparts Corp...................................         1,800           89,325
                                                                                 -----------
                                                                                     149,937
                                                                                 -----------
METALS - DIVERSIFIED -- 0.3%
  Phelps Dodge Corp..........................................         1,400           94,500
                                                                                 -----------
OIL & GAS -- 5.3%
  Ashland, Inc...............................................         2,000      $    87,750
  Atlantic Richfield Co......................................           800          106,000
  Cooper Cameron Corp. (b)...................................         1,000           76,500
  Exxon Corp.................................................         2,500          245,000
  Mobil Corp.................................................         1,500          183,375
  Noble Drilling Corp. (b)...................................         2,600           51,675
  Parker & Parsley Petro Co..................................         4,300          158,025
  Phillips Petroleum Co......................................         2,300          101,775
  Royal Dutch Petroleum......................................           900          153,675
  Smith International, Inc. (b)..............................         1,800           80,775
  Texaco, Inc................................................         2,300          225,687
  Tidewater, Inc.............................................         4,000          181,000
  Unocal Corp................................................         2,700          109,688
  Williams Companies, Inc....................................         1,800           67,500
                                                                                 -----------
                                                                                   1,828,425
                                                                                 -----------
PHARMACEUTICALS -- 4.6%
  Abbott Laboratories........................................         3,000          152,250
  Bristol-Myers Squibb Co....................................         1,900          206,625
  Cardinal Health, Inc.......................................         1,650           96,113
  DURA Pharmaceuticals (b)...................................         1,100           52,525
  Johnson & Johnson..........................................         4,900          243,775
  Mallinckrodt Group, Inc....................................         1,900           83,837
  Merck & Co., Inc...........................................         4,100          324,925
  Pfizer, Inc................................................         2,600          215,475
  Schering-Plough............................................         2,200          142,450
  Watson Pharmaceutical, Inc. (b)............................         1,800           80,887
                                                                                 -----------
                                                                                   1,598,862
                                                                                 -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                  SHARES OR
                                                                  PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                           AMOUNT           VALUE
-------------------------------------------------------------    -----------     -----------
PUBLISHING -- 0.6%
  New York Times Co., Class A................................         2,600           98,800
  Times Mirror Co., Class A..................................           900           44,775
  Washington Post, Class B...................................           220           73,728
                                                                                 -----------
                                                                                     217,303
                                                                                 -----------
RAILROAD -- 0.5%
  Illinois Central Corp......................................         1,200           38,400
  Norfolk Southern Corp......................................         1,700          148,750
                                                                                 -----------
                                                                                     187,150
                                                                                 -----------
RESTAURANTS -- 0.2%
  Ruby Tuesday, Inc..........................................         3,800           70,300
                                                                                 -----------
RETAIL - APPAREL -- 1.9%
  Claire's Stores, Inc.......................................         3,000           39,000
  Dollar General.............................................         2,600           83,200
  The Gap, Inc...............................................         4,600          138,575
  Liz Claiborne, Inc.........................................         1,700           65,662
  Nike, Inc., Class B........................................         1,500           89,625
  Ross Stores, Inc...........................................         1,400           70,000
  TJX Companies, Inc.........................................         3,800          180,025
                                                                                 -----------
                                                                                     666,087
                                                                                 -----------
RETAIL - FOOD STORES -- 0.6%
  American Stores Co.........................................         1,700      $    69,488
  Safeway, Inc. (b)..........................................         2,200           94,050
  Vons Companies, Inc. (b)...................................           800           47,900
                                                                                 -----------
                                                                                     211,438
                                                                                 -----------
RETAIL - GENERAL MERCHANDISE -- 0.4%
  Family Dollar Stores.......................................         1,600           32,600
  Sears Roebuck & Co.........................................         2,500          115,312
                                                                                 -----------
                                                                                     147,912
                                                                                 -----------
RETAIL - OFFICE SUPPLY -- 0.3%
  OfficeMax, Inc. (b)........................................         5,300           56,313
  U.S. Office Products Co. (b)...............................         1,700           58,012
                                                                                 -----------
                                                                                     114,325
                                                                                 -----------
RETAIL -- SPECIALTY STORES -- 0.3%
  Home Depot, Inc............................................         2,400          120,300
                                                                                 -----------
STEEL -- 0.4%
  AK Steel Holding Corp......................................         1,300           51,513
  USX - U.S. Steel Group, Inc................................         2,800           87,850
                                                                                 -----------
                                                                                     139,363
                                                                                 -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                  SHARES OR
                                                                  PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                           AMOUNT           VALUE
-------------------------------------------------------------    -----------     -----------
TELECOMMUNICATIONS -- EQUIPMENT -- 0.7%
  ADC Telecommunications, Inc. (b)...........................         2,300           71,587
  Harris Corp................................................         1,500          102,937
  U.S. Robotics Corp. (b)....................................         1,000           72,000
                                                                                 -----------
                                                                                     246,524
                                                                                 -----------
TOBACCO -- 1.0%

  Philip Morris Co., Inc.....................................         2,700          304,087
  Universal Corp.............................................         1,000           32,125
                                                                                 -----------
                                                                                     336,212
                                                                                 -----------
TOYS -- 0.2%

  Hasbro, Inc................................................         1,600           62,200
                                                                                 -----------
UTILITIES - ELECTRIC -- 3.3%
  Boston Edison Co...........................................         3,400           91,375
  CMS Energy Corp............................................         4,300          144,588
  DQE, Inc...................................................         4,000          116,000
  Edison International.......................................         4,000           79,500
  Florida Progress Corp......................................         3,300          106,425
  FPL Group, Inc.............................................         3,300          151,800
  GPU, Inc...................................................         6,400          215,200
  Illinova Corp..............................................         4,500          123,750
  NIPSCO Industries..........................................         1,500           59,437
  Northern States Power......................................         1,700           77,988
                                                                                 -----------
                                                                                   1,166,063
                                                                                 -----------
UTILITIES - GAS -- 0.6%
  Consolidated Natural Gas Co................................         1,100           60,775
  MCN Corp...................................................         2,300           66,412
  NICOR, Inc.................................................         2,100           75,075
                                                                                 -----------
                                                                                     202,262
                                                                                 -----------
UTILITIES - TELEPHONE -- 3.2%
  AT&T Corp..................................................         5,000      $   217,500
  Ameritech Corp.............................................         3,300          200,063
  BellSouth Corp.............................................         5,300          213,987
  Century Telephone Enterprises..............................         3,000           92,625
  Southern New England Telecommunications....................         2,800          108,850
  Southwestern Bell Corp.....................................         3,500          181,125
  Sprint Corp................................................         2,300           91,713
                                                                                 -----------
                                                                                   1,105,863
                                                                                 -----------
Total Common Stocks..........................................                     21,056,604
                                                                                 -----------
CORPORATE BONDS -- 6.0%
BANKING -- 1.0%
  Norwest Corp., 6.55%, 12/1/06..............................    $  350,000          340,813
                                                                                 -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                  SHARES OR
                                                                  PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                           AMOUNT           VALUE
-------------------------------------------------------------    -----------     -----------
ENTERTAINMENT -- 0.6%
  Walt Disney Co., 6.38%, 3/30/01............................       200,000          198,750
                                                                                 -----------
FINANCIAL SERVICES -- 0.6%
  General Electric Capital Corp., 8.10%, 1/26/99.............       100,000          103,750
  Household Netherlands BV, 6.13%, 3/1/03
    LOC: Household International.............................       100,000           97,250
                                                                                 -----------
                                                                                     201,000
                                                                                 -----------
FOOD & RELATED -- 0.7%
  Heinz Co., 6.88%, 1/15/03..................................       100,000          101,250
  Kellogg Co., 5.90%, 7/15/97................................       150,000          150,117
                                                                                 -----------
                                                                                     251,367
                                                                                 -----------
PHARMACEUTICALS -- 1.4%
  Smithkline Beecham Corp., 6.63%, 10/1/01...................       500,000          502,500
                                                                                 -----------
UTILITIES - ELECTRIC -- 1.7%
  Southern California Edison, 6.50%, 6/1/01..................       590,000          585,575
                                                                                 -----------
Total Corporate Bonds........................................                      2,080,005
                                                                                 -----------
U.S. TREASURY OBLIGATIONS -- 17.7%
U.S. TREASURY BILLS -- 1.5%%
  2/6/97.....................................................       407,000          404,933
  3/6/97.....................................................       108,000          107,030
                                                                                 -----------
Total U.S. Treasury Bills....................................                        511,963
                                                                                 -----------
U.S. TREASURY NOTES -- 15.9%
  6.13%, 5/31/97.............................................       920,000          922,696
  6.38%, 5/15/99.............................................       100,000          100,872
  6.25%, 8/31/00.............................................     1,225,000        1,229,213
  6.38%, 9/30/01.............................................       600,000          603,324
  6.25%, 2/15/03.............................................     1,310,000        1,309,070
  6.50%, 5/15/05.............................................     1,365,000        1,373,600
                                                                                 -----------
Total U.S. Treasury Notes....................................                      5,538,775
                                                                                 -----------
U.S. TREASURY BOND -- 0.3%
  6.25%, 8/15/23.............................................       100,000           93,784
                                                                                 -----------
Total U.S. Treasury Obligations..............................                      6,144,522
                                                                                 -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                  SHARES OR
                                                                  PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                           AMOUNT           VALUE
-------------------------------------------------------------    -----------     -----------
U.S. GOVERNMENT AGENCIES -- 7.2%
  Federal Home Loan Mortgage Corp.:
    7.06%, 8/2/01............................................    $  500,000      $   503,500
  Federal National Mortgage Assoc.:
    6.57%, 11/19/01..........................................       400,000          396,664
    7.50%, 6/1/03, Pool # 303973.............................       472,141          479,180
    6.50%, 1/1/06, Pool # 81690..............................       179,626          175,450
    7.50%, 5/1/07, Pool # 124341.............................       440,007          445,661
    5.50%, 12/25/14, Series 1993-155, Class PD...............       500,000          496,495
                                                                                 -----------
Total U.S. Government Agencies...............................                      2,496,950
                                                                                 -----------

INVESTMENT COMPANIES -- 9.3%
  T. Rowe Price Foreign Equity Fund..........................       101,300        1,626,878
  T. Rowe Price International Equity Fund....................       117,600        1,622,880
                                                                                 -----------
Total Investment Companies...................................                      3,249,758
                                                                                 -----------

TOTAL (COST -- $32,633,431) (A)..............................                    $35,027,839
Liabilities in Excess of Other Assets........................                       (236,130)
                                                                                 -----------

NET ASSETS -- 100.0%%........................................                    $34,791,709
                                                                                 ===========
Percentages indicated are based on net assets of $34,791,709.
(a) Represents cost for federal income tax purposes and
    differs from value by net unrealized appreciation of
    securities as follows:
  Unrealized appreciation....................................    $2,726,229
  Unrealized depreciation....................................      (331,821)
                                                                 -----------
  Net unrealized appreciation................................    $2,394,408
                                                                 ===========
(b) Represents non-income producing securities.
LOC -- Letter of Credit

---------------
See Notes to Financial Statements.

TIME HORIZON FUNDS
--------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)
December 31, 1996
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

    Time Horizon Funds (the "Company"), was organized on April 12, 1995 as an open-end management investment company established as a Delaware business trust and is registered under the Investment Company Act of 1940 (the "1940 Act"). Between the date of organization and the date of initial sale of shares to the public, the Company had no operations other than incurring organizational expenses, the sale of initial units of beneficial interest ("Shares") and the realization of income earned on the seed money. The Company offers shares of the following funds: Time Horizon Portfolio 1 ("Portfolio 1"), Time Horizon Portfolio 2 ("Portfolio 2"), and Time Horizon Portfolio 3 ("Portfolio 3") (individually, a "Fund" and collectively, the "Funds"), each of which offers Class A, Class B, and Class K Shares. Class K Shares commenced operations on July 22, 1996. Class A Shares are offered at net asset value plus an initial sales charge and are subject to a shareholder servicing fee. Class B Shares are offered at net asset value without a sales charge but are subject to a contingent deferred sales charge, plus distribution fees and shareholder servicing fees. Class B Shares will convert to Class A Shares on the first business day of the month following the eighth anniversary of the date of purchase. Class K Shares are offered at net asset value without an initial sales charge or a contingent deferred sales charge, but subject to distribution and administrative services fees and shareholder servicing fees. Class A, B, and K Shares of each Fund may be exchanged for like shares of another Time Horizon Fund or a Pacific Horizon Fund with no sales charges or redemption fees, as described in the Funds' prospectus.

    The Time Horizon Funds' investment objective is to provide long term investors maximum total return over a stated investment time period while also increasingly emphasizing capital preservation as each Fund approaches its target time horizon. The Funds invest primarily in equity and fixed income securities.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect

                                   Continued

--------------------------------------------------------------------------------

December 31, 1996
--------------------------------------------------------------------------------

the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses for the period. Actual results could differ from those estimates.

SECURITIES VALUATION:

    Investments in securities that are primarily traded on a domestic exchange or traded on the NASDAQ National Market System are valued at the last sale price on the exchange or market where primarily traded or listed or if there is no recent sale price available, at the last current bid quotation. Securities not so traded are valued at the last current bid quotation if market quotations are available. Except for short-term securities with remaining maturities of 60 days or less ("Short-Term Securities"), fixed income securities are valued by using market quotations, or independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Short-Term Securities are valued at amortized cost, which approximates market value.

    Investments in investment companies are valued at their net asset values as reported by such companies. Other securities for which quotations are not readily available are valued at their fair value under procedures established by the Company's Board of Trustees. The differences between the cost and market values of investments held by the Funds are reflected as either unrealized appreciation or depreciation.

SECURITY TRANSACTIONS AND RELATED INCOME:

    Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net proceeds of sales.

REPURCHASE AGREEMENTS:

    The Funds may acquire repurchase agreements from financial institutions such as banks and broker dealers which Bank of America National Trust and Saving Association ("Bank of America" or the "Manager") deems creditworthy under guidelines approved by the Board of

                                   Continued

--------------------------------------------------------------------------------

December 31, 1996
--------------------------------------------------------------------------------

Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by each Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at 102% of the repurchase price (including accrued interest). If the seller defaulted on its repurchase obligation, a Fund would suffer a loss to the extent that the proceeds from a sale of the underlying securities were less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the particular Fund's rights with respect to such securities to be delayed or limited. Securities subject to repurchase agreements are held by the Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Funds under the 1940 Act.

FUTURES CONTRACTS

    The Funds may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received by the fund based on the daily change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the appreciation or depreciation is realized.

ORGANIZATION EXPENSES:

    All costs incurred by the Company in connection with the organization of the Funds and the initial public offering of shares of the Funds, principally professional fees and printing, have been deferred. Upon commencement of investment operations of each Fund, the deferred organization expenses are being amortized on a straight-line basis over a period of five years. In the event that any of the initial shares of the Funds are redeemed during the amortization period by any holder thereof, the redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the

                                   Continued

--------------------------------------------------------------------------------

December 31, 1996
--------------------------------------------------------------------------------

number of said shares being redeemed bears to the number of initial shares that are outstanding at the time of the redemption.

FEDERAL INCOME TAXES:

    It is the policy of each of the Funds to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

DIVIDENDS TO SHAREHOLDERS

    Dividends from net investment income are declared and paid annually and distributable net realized capital gains, if any, are declared and distributed at least annually for all classes of the Funds.

    Dividends from net investment income and net realized capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

OTHER:

    Expenses that are directly related to one of the Funds are charged directly to that Fund and are allocated to each class of shares based on the relative net assets of each class, except that distribution plan fees are allocated only to Class B and Class K Shares. Other operating expenses are prorated to the Funds on the basis of relative net assets.

NOTE 3 -- PURCHASES AND SALES OF SECURITIES

    Purchases and sales of securities (excluding short-term securities) for the six months ended December 31, 1996 are as follows:

                PURCHASES        SALES
               -----------    -----------
Portfolio
  1..........  $14,344,970    $ 6,996,838
Portfolio
  2..........   20,224,630     10,229,668
Portfolio
  3..........   20,610,727     11,038,001

                                   Continued

                           (Intentionally Left Blank)

--------------------------------------------------------------------------------

December 31, 1996
--------------------------------------------------------------------------------

NOTE 4 -- CAPITAL SHARE TRANSACTIONS

     Transactions in capital shares for the Funds are summarized below:

                                                                  PORTFOLIO 1
                                                          ---------------------------
                                                           FOR THE SIX MONTHS ENDED
                                                               DECEMBER 31, 1996
                                                          ---------------------------
                                                            SHARES          AMOUNT
                                                          ----------      -----------
Class A Shares
  Issued................................................     221,415      $ 2,437,477
  Reinvested............................................       2,880           31,994
  Redeemed..............................................    (145,578)      (1,595,658)
                                                          ----------      -----------
Net increase -- Class A.................................      78,717          873,813
                                                          ----------      -----------
Class B Shares
  Issued................................................     698,019        7,537,150
  Reinvested............................................       8,113           89,403
  Redeemed..............................................    (133,679)      (1,455,427)
                                                          ----------      -----------
Net increase -- Class B.................................     572,453        6,171,126
                                                          ----------      -----------
Class K Shares (a)
  Issued................................................          95            1,000
  Reinvested............................................           1                4
  Redeemed..............................................          --               --
                                                          ----------      -----------
Net increase -- Class K.................................          96            1,004
                                                          ----------      -----------
Net increase in Fund....................................     651,266      $ 7,045,943
                                                          ==========      ===========

                                                                  PORTFOLIO 1
                                                          ---------------------------
                                                               SEPTEMBER 5, 1995
                                                                      TO
                                                               JUNE 30, 1996(b)
                                                          ---------------------------
                                                            SHARES          AMOUNT
                                                          ----------      -----------
Class A Shares
  Issued................................................     741,133      $ 7,707,584
  Reinvested............................................       1,235           12,708
  Redeemed..............................................     (68,669)        (721,792)
                                                          ----------      -----------
Net increase -- Class A.................................     673,699        6,998,500
                                                          ----------      -----------
Class B Shares
  Issued................................................   1,907,618       19,757,166
  Reinvested............................................       2,490           25,622
  Redeemed..............................................    (148,211)      (1,557,688)
                                                          ----------      -----------
Net increase -- Class B.................................   1,761,897       18,225,100
                                                          ----------      -----------
Net increase in Fund....................................   2,435,596      $25,223,600
                                                          ==========      ===========

---------------

(a) Class K shares commenced operations July 22, 1996.

(b) Period from commencement of operations.

                                   Continued

--------------------------------------------------------------------------------

December 31, 1996
--------------------------------------------------------------------------------





             PORTFOLIO 2                      PORTFOLIO 3
     ---------------------------      ---------------------------
      FOR THE SIX MONTHS ENDED         FOR THE SIX MONTHS ENDED
          DECEMBER 31, 1996                DECEMBER 31, 1996
     ---------------------------      ---------------------------
       SHARES          AMOUNT           SHARES          AMOUNT
     ----------      -----------      ----------      -----------

        199,631      $ 2,181,117         192,652      $ 2,154,234
             61              695              60              697
        (61,586)        (675,200)        (54,136)        (605,719)
     ----------      -----------      ----------      -----------
        138,106        1,506,612         138,576        1,549,212
     ----------      -----------      ----------      -----------

        788,725        8,546,938         950,203       10,527,050
            179            2,005             199            2,283
       (113,634)      (1,241,550)       (146,576)      (1,630,513)
     ----------      -----------      ----------      -----------
        675,270        7,307,393         803,826        8,898,820
     ----------      -----------      ----------      -----------

          3,146           34,861              95            1,000
              2                2              --               --
             --               --              --               --
     ----------      -----------      ----------      -----------
          3,148           34,863              95            1,000
     ----------      -----------      ----------      -----------
        816,524      $ 8,848,868         942,497      $10,449,032
     ==========      ===========      ==========      ===========

             PORTFOLIO 2                      PORTFOLIO 3
     ---------------------------      ---------------------------
          SEPTEMBER 5, 1995                SEPTEMBER 5, 1995
                 TO                               TO
          JUNE 30, 1996(b)                 JUNE 30, 1996(b)
     ---------------------------      ---------------------------
       SHARES          AMOUNT           SHARES          AMOUNT
     ----------      -----------      ----------      -----------

        785,275      $ 8,218,403         588,099      $ 6,215,440
          1,381           14,303             677            7,050
        (98,065)      (1,036,787)        (37,224)        (401,692)
     ----------      -----------      ----------      -----------
        688,591        7,195,919         551,552        5,820,798
     ----------      -----------      ----------      -----------

      1,798,701       18,814,130       1,644,029       17,429,594
          1,791           18,553           1,353           14,097
        (83,019)        (877,035)       (136,591)      (1,456,780)
     ----------      -----------      ----------      -----------
      1,717,473       17,955,648       1,508,791       15,986,911
     ----------      -----------      ----------      -----------
      2,406,064      $25,151,567       2,060,343      $21,807,709
     ==========      ===========      ==========      ===========

                                   Continued

--------------------------------------------------------------------------------

December 31, 1996
--------------------------------------------------------------------------------

NOTE 5 -- RELATED PARTY
TRANSACTIONS

    Bank of America National Trust and Savings Association ("Bank of America") serves as the Funds' Manager, providing investment advisory and administrative services. Bank of America is a subsidiary of BankAmerica Corporation, a registered bank holding company. Under the terms of the Management Agreement with the Company, Bank of America is entitled to receive fees based on a percentage of the average net assets of each Fund.

    Pursuant to the authority granted in its Management Agreement, Bank of America has entered into a Sub-Administration Agreement with BISYS Fund Services, Limited Partnership ("BISYS"), under which BISYS will perform certain of the services to be provided under the Management Agreement.

    BISYS Fund Services Ohio, Inc. serves as fund accountant and transfer and dividend disbursing agent of the Funds. Fund accounting fees are computed based upon the greater of $2,500 monthly or the following annual fee schedule: 0.0125% of average net assets between $10 million and $50 million; 0.025% of average net assets between $50 million and $200 million; 0.020% of next $200 million and $500 million of average net assets; and 0.015% of average net assets greater than $500 million.

    Concord Financial Group, Inc. (the "Distributor") serves as distributor of the Funds' shares. For the period ended December 31, 1996, the Distributor received $222,074 from commissions earned on sales of shares of the Funds, $199,719 of which was reallowed to other broker/dealers.

    BISYS, BISYS Fund Services Ohio, Inc. and the Distributor are each wholly-owned subsidiaries of The BISYS Group, Inc.

    The Company has adopted a Shareholder Service Plan for Class A, Class B, and Class K Shares, under which the Class A, Class B, and Class K Shares of the Funds reimburse the Distributor and Service Organizations for shareholder servicing fees incurred. Under the Shareholder Service Plan, payments by a Fund for shareholder servicing expenses may not exceed an annual rate of 0.25% of the Fund's average daily net assets. The Company has also adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, under which the Class B Shares of each Fund compensate the Distributor for services rendered and costs incurred in connection with distribution of the Class B

                                   Continued

--------------------------------------------------------------------------------

December 31, 1996
--------------------------------------------------------------------------------

Shares. Under the Distribution Plan, payments by the Class B Shares of a Fund for distribution expenses are incurred at the annual rate of 0.75% of the average daily net assets of the Fund attributable to the Class B Shares. The Company has adopted two forms of plans for Class K Shares pursuant to Rule 12b-1 under the 1940 Act: an Administrative Services Plan under which the Class K Shares of the Funds may reimburse the Distributor for administrative expenses incurred in connection with sales of shares to investors subject to ERISA; and a Distribution and Administrative Services Plan under which the Class K Shares of the Funds may compensate the Distributor for distribution and administrative services rendered and costs incurred in connection with distribution of the Class K Shares. The total of all 12b-1 distribution fees and administrative services fees paid under both the Administrative Services Plan and the Distribution and Administrative Services Plan may not exceed, in the aggregate, the annual rate of 0.75% of the average daily net assets of a Funds' K Shares.

    Certain officers of the Company are affiliated with BISYS. Such persons are not paid directly by the Company for serving in those capacities.

    Bank of America has agreed to voluntarily reduce its fees, absorb and/or reimburse operating expenses to ensure that the operating expenses for each Fund do not exceed 1.20%, 1.95%, and 1.70% (annualized) of the average net assets of each Fund's Class A, Class B, and Class K Shares, respectively.

    Information regarding related party transactions is as follows for the six months ended December 31, 1996:

                                   Continued

--------------------------------------------------------------------------------

December 31, 1996
--------------------------------------------------------------------------------

                                                 PORTFOLIO 1    PORTFOLIO 2    PORTFOLIO 3
                                                 -----------    -----------    -----------
MANAGEMENT FEES:
Annual fee before voluntary fee reductions
  (Percentage of average net assets)...........       .60%           .60%           .60%
Voluntary fee reductions.......................    $88,316        $92,753        $84,990
12B-1 FEES:
Annual fee
  (Percentage of average net assets)(Class
    B).........................................       .75%           .75%           .75%
  (Percentage of average net assets)(Class
    K).........................................       .50%           .50%           .50%
Voluntary fee reductions (Class K).............    $     1        $     4        $     1
SHAREHOLDER SERVICES FEES: (Class A, B, and K)
Annual fee before voluntary fee reductions
  (Percentage of average net assets)...........       .25%           .25%           .25%
Voluntary fee reductions (Class A).............    $ 5,490        $ 5,651        $ 5,113
Voluntary fee reductions (Class B).............    $11,894        $11,014        $11,279
EXPENSES REIMBURSED:...........................    $14,650        $13,822        $16,772
FUND ACCOUNTING FEES:..........................    $15,277        $15,278        $15,244
TRANSFER AGENT FEES:...........................    $24,563        $26,585        $25,761

                           (Intentionally Left Blank)

TIME HORIZON FUNDS
--------------------------------------------------------------------------------

Financial Highlights (Unaudited)
--------------------------------------------------------------------------------

                                                             PORTFOLIO 1
                                         ---------------------------------------------------
                                           CLASS A           CLASS B             CLASS K
                                         ------------      ------------      ---------------
                                         FOR THE SIX       FOR THE SIX
                                         MONTHS ENDED      MONTHS ENDED       JULY 22, 1996
                                         DECEMBER 31,      DECEMBER 31,      TO DECEMBER 31,
                                             1996              1996              1996(a)
                                         ------------      ------------      ---------------
NET ASSET VALUE, BEGINNING OF
  PERIOD..............................     $  10.65          $  10.60            $ 10.45
                                            -------           -------            -------
Investment Activities:
  Net investment income...............         0.18              0.12               0.16
  Net realized and unrealized gains on
    investments.......................         0.44              0.46               0.59
                                            -------           -------            -------
                                               0.62              0.58               0.75
                                            -------           -------            -------
Distributions:
  Net investment income...............        (0.31)            (0.25)             (0.28)
  Net realized gains..................        (0.04)            (0.04)             (0.04)
                                            -------           -------            -------
    Total Distributions...............        (0.35)            (0.29)             (0.32)
                                            -------           -------            -------
NET ASSET VALUE, END OF PERIOD........     $  10.92          $  10.89            $ 10.88
                                            =======           =======            =======
Total Return (excludes sales and
  redemption charges).................         5.86%(b)          5.48%(b)           5.48%(b)
Ratios/Supplemental Data:
  Net Assets at end of period (000)...     $  8,217          $ 25,426            $     1
  Ratio of expenses to average net
    assets............................         0.95%(c)          1.67%(c)           1.53%(c)
  Ratio of net investment income to
    average net assets................         4.09%(c)          3.05%(c)           3.21%(c)
  Ratio of expenses to average net
    assets *..........................         1.77%(c)          2.45%(c)           1.84%(c)
  Ratio of net investment income to
    average net assets *..............         3.27%(c)          2.27%(c)           2.90%(c)
  Portfolio turnover **...............           24%               24%                24%
  Average commission rate paid (e)....     $ 0.0516          $ 0.0516            $0.0516

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Net asset value includes the effect of income earned on initial seed money for the period from July 28, 1995 (initial seed date) through September 4, 1995 (initial sale of shares to the public).

(e) Represents the dollar amount of commissions paid on portfolio transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged and is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

    See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

             PORTFOLIO 1
   --------------------------------
     CLASS A
   ------------          CLASS B
   SEPTEMBER 5,        ------------
   1995 TO JUNE        SEPTEMBER 5,
       30,             1995 TO JUNE
     1996(a)           30, 1996(a)
   ------------        ------------
     $  10.04(d)         $  10.04(d)
      -------             -------
         0.22                0.18
         0.45                0.43
      -------             -------
         0.67                0.61
      -------             -------
        (0.06)              (0.05)
         0.00                0.00
      -------             -------
        (0.06)              (0.05)
      -------             -------
     $  10.65            $  10.60
      =======             =======
         6.68%(b)            6.09%(b)
     $  7,172            $ 18,681
         0.49%(c)            1.29%(c)
         3.96%(c)            3.16%(c)
         2.95%(c)            3.65%(c)
         1.50%(c)            0.80%(c)
           72%                 72%
     $ 0.0652            $ 0.0652

TIME HORIZON FUNDS
--------------------------------------------------------------------------------

Financial Highlights (Unaudited)
--------------------------------------------------------------------------------

                                                            PORTFOLIO 2
                                          ------------------------------------------------
                                            CLASS A           CLASS B           CLASS K
                                          ------------      ------------      ------------
                                          FOR THE SIX       FOR THE SIX         JULY 22,
                                          MONTHS ENDED      MONTHS ENDED        1996 TO
                                          DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                              1996              1996            1996(a)
                                          ------------      ------------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD...     $  10.73          $  10.68          $  10.44
                                             -------           -------           -------
Investment Activities:
  Net investment income................         0.16              0.11              0.08
  Net realized and unrealized gains on
    investments........................         0.59              0.60              0.87
                                             -------           -------           -------
                                                0.75              0.71              0.95
                                             -------           -------           -------
Distributions:
  Net investment income................        (0.28)            (0.22)            (0.26)
                                             -------           -------           -------
NET ASSET VALUE, END OF PERIOD.........     $  11.20          $  11.17          $  11.13
                                             =======           =======           =======
Total Return (excludes sales and
  redemption charges)..................         6.97%(b)          6.64%(b)          6.67%(b)
Ratios/Supplemental Data:
  Net Assets at end of period (000)....     $  9,260          $ 26,719          $     35
  Ratio of expenses to average net
    assets.............................         0.88%(c)          1.67%(c)          1.71%(c)
  Ratio of net investment income to
    average net assets.................         3.53%(c)          2.76%(c)          3.30%(c)
  Ratio of expenses to average net
    assets *...........................         1.68%(c)          2.43%(c)          2.09%(c)
  Ratio of net investment income to
    average net assets *...............         2.73%(c)          2.00%(c)          2.92%(c)
  Portfolio turnover **................           33%               33%               33%
  Average commission rate paid (e).....     $ 0.0522          $ 0.0522          $ 0.0522

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Net asset value includes the effect of income earned on initial seed money for the period from July 28, 1995 (initial seed date) through September 4, 1995 (initial sale of shares to the public).

(e) Represents the dollar amount of commissions paid on portfolio transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged and is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

    See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

             PORTFOLIO 2
   --------------------------------
     CLASS A
   ------------          CLASS B
   SEPTEMBER 5,        ------------
   1995 TO JUNE        SEPTEMBER 5,
       30,             1995 TO JUNE
     1996(a)           30, 1996(a)
   ------------        ------------
     $  10.04(d)         $  10.04(d)
      -------             -------
         0.21                0.15
         0.54                0.54
      -------             -------
         0.75                0.69
      -------             -------
        (0.06)              (0.05)
      -------             -------
     $  10.73            $  10.68
      =======             =======
         7.48%(b)            6.88%(b)
     $  7,389            $ 18,350
         0.50%(c)            1.32%(c)
         3.72%(c)            2.92%(c)
         3.12%(c)            3.87%(c)
         1.10%(c)            0.37%(c)
           72%                 72%
     $ 0.0592            $ 0.0592

TIME HORIZON FUNDS
--------------------------------------------------------------------------------

Financial Highlights (Unaudited)
--------------------------------------------------------------------------------

                                                            PORTFOLIO 3
                                          ------------------------------------------------
                                            CLASS A           CLASS B           CLASS K
                                          ------------      ------------      ------------
                                          FOR THE SIX       FOR THE SIX         JULY 22,
                                          MONTHS ENDED      MONTHS ENDED        1996 TO
                                          DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                              1996              1996            1996(a)
                                          ------------      ------------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD...     $  10.94          $  10.90          $  10.55
                                             -------           -------           -------
Investment Activities:
  Net investment income................         0.12              0.07              0.12
  Net realized and unrealized gains on
    investments........................         0.78              0.77              1.09
                                             -------           -------           -------
                                                0.90              0.84              1.21
                                             -------           -------           -------
Distributions:
  Net investment income................        (0.22)            (0.16)            (0.18)
                                             -------           -------           -------
NET ASSET VALUE, END OF PERIOD.........     $  11.62          $  11.58          $  11.58
                                             =======           =======           =======
Total Return (excludes sales and
  redemption charges)..................         8.23%(b)          7.75%(b)          7.75%(b)
Ratios/Supplemental Data:
  Net Assets at end of period (000)....     $  8,017          $ 26,773          $      1
  Ratio of expenses to average net
    assets.............................         0.88%(c)          1.68%(c)          1.50%(c)
  Ratio of net investment income to
    average net assets.................         2.84%(c)          2.09%(c)          2.23%(c)
  Ratio of expenses to average net
    assets *...........................         1.72%(c)          2.47%(c)          1.81%(c)
  Ratio of net investment income to
    average net assets *...............         2.00%(c)          1.30%(c)          1.92%(c)
  Portfolio turnover **................          41%               41%               41%
  Average commission rate paid (e).....     $ 0.0489          $ 0.0489          $ 0.0489

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Net asset value includes the effect of income earned on initial seed money for the period from July 28, 1995 (initial seed date) through September 4, 1995 (initial sale of shares to the public).

(e) Represents the dollar amount of commissions paid on portfolio transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged and is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

    See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

             PORTFOLIO 3
   --------------------------------
     CLASS A
   ------------          CLASS B
   SEPTEMBER 5,        ------------
   1995 TO JUNE        SEPTEMBER 5,
       30,             1995 TO JUNE
     1996(a)           30, 1996(a)
   ------------        ------------
     $  10.04(d)         $  10.04(d)
      -------             -------
         0.18                0.12
         0.77                0.78
      -------             -------
         0.95                0.90
      -------             -------
        (0.05)              (0.04)
      -------             -------
     $  10.94            $  10.90
      =======             =======
         9.46%(b)            8.98%(b)
     $  6,033            $ 16,441
         0.51%(c)            1.34%(c)
         3.29%(c)            2.47%(c)
         3.32%(c)            4.08%(c)
         0.48%(c)           -0.27%(c)
          66%                 66%
     $ 0.0584            $ 0.0584

TIME HORIZON FUNDS
--------------------------------------------------------------------------------

Statements of Assets and Liabilities
June 30, 1996
--------------------------------------------------------------------------------

                                                           PORTFOLIO 1   PORTFOLIO 2   PORTFOLIO 3
                                                           -----------   -----------   -----------
ASSETS:
 Investments, at value (Cost $25,557,718; $26,153,772;
   and $23,698,505)......................................  $25,750,067   $26,312,893   $24,007,630
 Cash....................................................          198           962           626
 Interest receivable.....................................      208,285       209,937       122,935
 Receivable from Investment Adviser......................       15,864        18,046        19,942
 Receivable for capital shares issued....................      354,768       149,684       227,167
 Receivable for investments sold.........................      546,798       548,579       213,051
 Unamortized organization costs..........................       21,285        20,842        18,985
 Other assets............................................          700            --            --
                                                           -----------   -----------   -----------
Total Assets.............................................   26,897,965    27,260,943    24,610,336
                                                           -----------   -----------   -----------
LIABILITIES:
 Payable for investments purchased.......................      931,498     1,455,152     2,014,730
 Payable for capital shares redeemed.....................       45,084            --        62,333
 Accrued expenses and other payables:
   Management fees.......................................          410           409           355
   Shareholder Services fees (Class B Shares)............          594           580           516
   12b-1 fees (Class B Shares)...........................       11,137        10,882         9,681
   Legal fees............................................        3,191         2,534         2,437
   Audit fees............................................        8,617         8,550         8,540
   Printing fees.........................................       26,920        25,546        20,948
   Other.................................................       17,600        18,726        16,551
                                                           -----------   -----------   -----------
Total Liabilities........................................    1,045,051     1,522,379     2,136,091
                                                           -----------   -----------   -----------
NET ASSETS:
 Capital.................................................   25,223,599    25,151,567    21,807,711
 Accumulated undistributed net investment income.........      329,495       280,503       197,597
 Net unrealized appreciation on investments..............      192,349       159,121       309,125
 Accumulated undistributed net realized gains on
   investment transactions...............................      107,471       147,373       159,812
                                                           -----------   -----------   -----------
   Net Assets............................................  $25,852,914   $25,738,564   $22,474,245
                                                           ============= ============= =============
Net Assets
 Class A.................................................  $ 7,171,810   $ 7,388,788   $ 6,033,383
 Class B.................................................   18,681,104    18,349,776    16,440,862
                                                           -----------   -----------   -----------
Total....................................................  $25,852,914   $25,738,564   $22,474,245
                                                           ============= ============= =============
Outstanding units of beneficial interest (shares)
 Class A.................................................      673,698       688,591       551,552
 Class B.................................................    1,761,898     1,717,473     1,508,791
                                                           -----------   -----------   -----------
Total....................................................    2,435,596     2,406,064     2,060,343
                                                           ============= ============= =============
Net asset value
 Class A -- redemption price per share...................       $10.65        $10.73        $10.94
 Class B -- offering price per share*....................       $10.60        $10.68        $10.90
                                                           ============= ============= =============
Maximum Sales Charge (Class A)...........................         4.50%         4.50%         4.50%
                                                           ============= ============= =============
Maximum Offering Price
(100%/(100% - Maximum Sales Charge) of net asset value
adjusted to nearest cent) per share (Class A)............       $11.15        $11.24        $11.46
                                                           ============= ============= =============

---------------

* Redemption price per share is equal to the net asset value per share less any applicable redemption fee.

See Notes to Financial Statements.

TIME HORIZON FUNDS
--------------------------------------------------------------------------------

Statements of Operations
--------------------------------------------------------------------------------

                                       PORTFOLIO 1     PORTFOLIO 2     PORTFOLIO 3
                                       ------------    ------------    ------------
                                       SEPTEMBER 5,    SEPTEMBER 5,    SEPTEMBER 5,
                                         1995 TO         1995 TO         1995 TO
                                         JUNE 30,        JUNE 30,        JUNE 30,
                                         1996(A)         1996(A)         1996(A)
                                       ------------    ------------    ------------
INVESTMENT INCOME:
  Interest income...................    $  434,417      $  353,330      $  231,739
  Dividend income...................        61,857          71,084          81,319
                                       ------------    ------------    ------------
    Total Income....................       496,274(b)      424,414(b)      313,058(b)
                                       ------------    ------------    ------------
EXPENSES:
  Management fees...................        69,110          62,082          50,968
  12b-1 fees (Class B Shares).......        60,681          51,195          43,529
  Shareholder Services fees (Class A
    and Class B Shares).............        27,861          25,030          20,548
  Accounting fees...................        12,500          12,500          11,980
  Custodian fees....................        19,673          19,583          19,597
  Legal fees........................         3,191           3,034           2,937
  Audit fees........................        10,002           9,965           9,471
  Organization costs................         2,763           2,763           2,673
  Trustees' fees....................        15,279          13,616           9,061
  Transfer agent fees...............        74,023          77,501          76,567
  Registration and filing fees......        56,859          56,557          45,523
  Printing costs....................        33,328          29,455          23,522
  Other.............................           181             136             115
                                       ------------    ------------    ------------
    Total Expenses before waivers
      and reimbursements............       385,451         363,417         316,491
    Expense waivers and
      reimbursements................      (266,611)       (257,372)       (226,862)
                                       ------------    ------------    ------------
    Total Expenses..................       118,840         106,045          89,629
                                       ------------    ------------    ------------
Net investment income...............       377,434         318,369         223,429
                                       ------------    ------------    ------------
REALIZED/UNREALIZED GAINS ON
  INVESTMENTS:
  Net realized gains on investment
    transactions....................       107,472         147,373         159,812
  Net change in unrealized
    appreciation on investments.....       192,349         159,121         309,125
                                       ------------    ------------    ------------
Net realized/unrealized gains on
  investments.......................       299,821         306,494         468,937
                                       ------------    ------------    ------------
Change in net assets resulting from
  operations........................    $  677,255      $  624,863      $  692,366
                                       ============    ============    ============

---------------
(a) Period from commencement of operations.

(b) Includes income earned during the period from July 28, 1995 (initial seed date) through September 4, 1995 (initial sale of shares to public).

See Notes to Financial Statements.

TIME HORIZON FUNDS
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                     PORTFOLIO 1       PORTFOLIO 2       PORTFOLIO 3
                                    -------------     -------------     -------------
                                    SEPTEMBER 5,      SEPTEMBER 5,      SEPTEMBER 5,
                                       1995 TO           1995 TO           1995 TO
                                      JUNE 30,          JUNE 30,          JUNE 30,
                                       1996(A)           1996(A)           1996(A)
                                    -------------     -------------     -------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income..........     $   377,434(b)    $   318,369(b)    $   223,429(b)
 Net realized gains on
   investment transactions......         107,472           147,373           159,812
 Net change in unrealized
   appreciation on
   investments..................         192,349           159,121           309,125
                                    -------------     -------------     -------------
Change in net assets resulting
 from operations................         677,255           624,863           692,366
                                    -------------     -------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
Net investment income
 Class A Shares.................         (15,257)          (15,619)           (9,321)
 Class B Shares.................         (32,683)          (22,247)          (16,511)
                                    -------------     -------------     -------------
Change in net assets from
 shareholder distributions......         (47,940)          (37,866)          (25,832)
                                    -------------     -------------     -------------
CAPITAL TRANSACTIONS:
 Proceeds from shares issued....      27,464,750        27,032,533        23,645,035
 Dividends reinvested...........          38,330            32,856            21,147
 Cost of shares redeemed........      (2,279,481)       (1,913,822)       (1,858,471)
                                    -------------     -------------     -------------
Change in net assets from
 capital transactions...........      25,223,599        25,151,567        21,807,711
                                    -------------     -------------     -------------
Change in net assets............      25,852,914        25,738,564        22,474,245
NET ASSETS:
 Beginning of period............              --                --                --
                                    -------------     -------------     -------------
 End of period..................     $25,852,914       $25,738,564       $22,474,245
                                    =============     =============     =============
SHARE TRANSACTIONS:
 Sold...........................       2,648,753         2,583,978         2,232,127
 Reinvested.....................           3,725             3,171             2,030
 Redeemed.......................        (216,882)         (181,085)         (173,814)
                                    -------------     -------------     -------------
Change in shares................       2,435,596         2,406,064         2,060,343
                                    =============     =============     =============

---------------
(a) Period from commencement of operations.

(b) Includes income earned during the period from July 28, 1995 (initial seed date) through September 4, 1995 (initial sale of shares to public).

See Notes to Financial Statements.

TIME HORIZON FUNDS -- PORTFOLIO 1
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
June 30, 1996
--------------------------------------------------------------------------------

                                                                          SHARES OR
                                                                          PRINCIPAL       MARKET
                         SECURITY DESCRIPTION                              AMOUNT          VALUE
----------------------------------------------------------------------    ---------     -----------
COMMON STOCKS -- 30.7%
ADVERTISING -- 0.2%
 Omnicom Group........................................................          900     $    41,850
                                                                                        -----------
AIR TRANSPORTATION -- 0.1%
 Alaska Airgroup, Inc.(b).............................................          600          16,425
 AMR Corp.(b).........................................................          200          18,200
                                                                                        -----------
                                                                                             34,625
                                                                                        -----------
AUTOMOBILES & TRUCKS -- 0.4%
 Chrysler Corp. ......................................................        1,000          62,000
 Ford Motor Co. ......................................................        1,400          45,325
                                                                                        -----------
                                                                                            107,325
                                                                                        -----------
AUTO PARTS -- 0.0%
 Standard Products Co. ...............................................          500          11,625
                                                                                        -----------
BANKS -- 2.4%
 Bank of Boston.......................................................        1,500          74,250
 Citicorp.............................................................        1,400         115,675
 Comerica, Inc. ......................................................        2,200          98,175
 First Tennessee National Corp. ......................................          800          24,500
 First Union Corp. (N.C.).............................................        1,200          73,050
 Firstar Corp. .......................................................          700          32,288
 J.P. Morgan & Co. ...................................................          900          76,163
 NationsBank Corp. ...................................................          800          66,100
 Northern Trust Corp. ................................................          300          17,325
 Regions Financial Corp. .............................................          700          32,725
 State Street Boston Corp. ...........................................          400          20,400
                                                                                        -----------
                                                                                            630,651
                                                                                        -----------
BEVERAGES -- 0.9%
 Coca-Cola Co. .......................................................        1,800          87,975
 PepsiCo, Inc. .......................................................        4,100         145,037
                                                                                        -----------
                                                                                            233,012
                                                                                        -----------
BUSINESS EQUIPMENT & SERVICES -- 0.5%
 Equifax, Inc. .......................................................        1,000          26,250
 Harris Corp. ........................................................          300          18,300
 Kelly Services, Inc., Class A........................................          600          17,550
 Xerox Corp. .........................................................          700          37,450
 Reynolds & Reynolds, Class A.........................................          700          37,275
                                                                                        -----------
                                                                                            136,825
                                                                                        -----------
CHEMICALS - PETRO & INORGANIC -- 0.5%
 Monsanto Corp. ......................................................        2,600          84,500
 Praxair, Inc. .......................................................        1,100          46,475
                                                                                        -----------
                                                                                            130,975
                                                                                        -----------

---------------
Continued

                                                                          SHARES OR
                                                                          PRINCIPAL       MARKET
                         SECURITY DESCRIPTION                              AMOUNT          VALUE
----------------------------------------------------------------------    ---------     -----------
CHEMICALS - SPECIALTY -- 0.2%
 Goodrich (B.F.) Co. .................................................          400     $    14,950
 Lubrizol Corp. ......................................................          800          24,300
 Morton International, Inc. ..........................................          600          22,350
                                                                                        -----------
                                                                                             61,600
                                                                                        -----------
COMPUTER - HARDWARE -- 0.7%
 Adaptec, Inc.(b).....................................................          700          33,162
 Cabletron Systems(b).................................................          200          13,725
 Cisco Systems, Inc.(b)...............................................        1,200          67,950
 Gateway 2000, Inc.(b)................................................          900          30,600
 Komag, Inc.(b).......................................................        1,200          31,650
                                                                                        -----------
                                                                                            177,087
                                                                                        -----------
COMPUTERS - MAIN & MINI -- 0.5%
 Hewlett Packard......................................................          900          89,662
 Sun Microsystems, Inc.(b)............................................          600          35,325
                                                                                        -----------
                                                                                            124,987
                                                                                        -----------
COMPUTER SERVICES -- 0.1%
 Ceridian Corp.(b)....................................................          400          20,200
                                                                                        -----------
COMPUTER SOFTWARE -- 1.3%
 BMC Software, Inc.(b)................................................          400          23,900
 Cadence Design Systems, Inc.(b)......................................          800          27,000
 Computer Associates, Inc. ...........................................          500          35,625
 Compuware Corp.(b)...................................................          600          23,700
 Microsoft Corp.(b)...................................................          900         108,112
 Oracle Corp.(b)......................................................        1,600          63,100
 Parametric Technology Corp.(b).......................................        1,000          43,375
                                                                                        -----------
                                                                                            324,812
                                                                                        -----------
CONTAINERS -- 0.4%
 Bemis Co. ...........................................................          700          24,500
 Crown Cork & Seal Co., Inc. .........................................        1,000          45,000
 Sonoco Products Co. .................................................          800          22,700
                                                                                        -----------
                                                                                             92,200
                                                                                        -----------
COSMETICS & TOILETRIES -- 0.3%
 Avon Products, Inc. .................................................        1,000          45,125
 Gillette Co. ........................................................          500          31,187
                                                                                        -----------
                                                                                             76,312
                                                                                        -----------
DEFENSE -- 0.8%
 General Dynamics Corp. ..............................................          500          31,000
 Lockheed Martin Corp. ...............................................          700          58,800
 Rockwell International Corp. ........................................          900          51,525
 United Technologies Corp. ...........................................          600          69,000
                                                                                        -----------
                                                                                            210,325
                                                                                        -----------
DIVERSIFIED PRODUCTS -- 0.7%
 E.I. du Pont de Nemours..............................................        1,100          87,037
 Olin Corp. ..........................................................          400          35,700
 Textron, Inc.........................................................          500          39,937
 Whitman Corp. .......................................................          800          19,300
                                                                                        -----------
                                                                                            181,974
                                                                                        -----------

---------------
Continued

                                                                          SHARES OR
                                                                          PRINCIPAL       MARKET
                         SECURITY DESCRIPTION                              AMOUNT          VALUE
----------------------------------------------------------------------    ---------     -----------
ELECTRICAL EQUIPMENT -- 0.9%
 General Electric.....................................................        1,800     $   155,700
 Honeywell, Inc.......................................................          900          49,050
 Parker Hannifin Corp. ...............................................          700          29,663
                                                                                        -----------
                                                                                            234,413
                                                                                        -----------
ELECTRONIC COMPONENTS -- 1.0%
 Atmel Corp.(b).......................................................        2,300          69,288
 Intel Corp. .........................................................        1,300          95,469
 International Rectifier Corp.(b).....................................        1,600          25,800
 Lattice Semiconductor Corp.(b).......................................          600          14,475
 Maxim Integrated Products(b).........................................          500          13,657
 Sundstrand Corp......................................................          800          29,300
                                                                                        -----------
                                                                                            247,989
                                                                                        -----------
ENTERTAINMENT -- 0.4%
 King World Productions, Inc.(b)......................................          900          32,738
 The Walt Disney Co. .................................................        1,219          76,645
                                                                                        -----------
                                                                                            109,383
                                                                                        -----------
FINANCIAL SERVICES -- 1.0%
 Bear Stearns Companies, Inc. ........................................        1,900          44,887
 Dean Witter Discover & Co. ..........................................        1,000          57,250
 Edwards (A.G.), Inc. ................................................        1,000          27,125
 Merrill Lynch & Co. .................................................          900          58,612
 SouthTrust Corp. ....................................................        1,000          28,125
 SunAmerica, Inc. ....................................................          600          33,900
                                                                                        -----------
                                                                                            249,899
                                                                                        -----------
FOOD & RELATED -- 0.7%
 Campbell Soup Co. ...................................................          800          56,400
 ConAgra..............................................................        1,200          54,450
 IBP, Inc. ...........................................................          600          16,575
 Interstate Bakeries..................................................          500          13,375
 Sara Lee Corp. ......................................................        1,100          35,612
                                                                                        -----------
                                                                                            176,412
                                                                                        -----------
FURNITURE & FURNISHINGS -- 0.1%
 Leggett & Platt, Inc. ...............................................        1,200          33,300
                                                                                        -----------
HOTEL MANAGEMENT & RELATED SERVICES -- 0.4%
 HFS,Inc.(b)..........................................................          400          28,000
 ITT Corp.(b).........................................................          400          26,500
 Marriott International, Inc. ........................................          900          48,375
                                                                                        -----------
                                                                                            102,875
                                                                                        -----------
HOUSEHOLD - GENERAL PRODUCTS -- 0.5%
 Clorox Co. ..........................................................          500          44,312
 First Brands Corp. ..................................................          700          18,900
 Lancaster Colony Corp. ..............................................          500          18,688
 Newell Co. ..........................................................        1,400          42,875
                                                                                        -----------
                                                                                            124,775
                                                                                        -----------
HOUSING -- 0.1%
 PHH Corp.............................................................          300          17,100
                                                                                        -----------

---------------
Continued

                                                                          SHARES OR
                                                                          PRINCIPAL       MARKET
                         SECURITY DESCRIPTION                              AMOUNT          VALUE
----------------------------------------------------------------------    ---------     -----------
INSURANCE - MULTILINE -- 0.8%
 Allstate Insurance...................................................        1,200     $    54,750
 ACE Ltd. ............................................................          400          18,800
 CIGNA Corp. .........................................................          400          47,150
 EXEL Ltd. ...........................................................          200          14,100
 Providian Corp. .....................................................        1,100          47,162
 SAFECO Corp. ........................................................          800          28,300
                                                                                        -----------
                                                                                            210,262
                                                                                        -----------
LEISURE TIME INDUSTRY -- 0.4%
 Callaway Golf Co. ...................................................        1,000          33,250
 Harley-Davidson, Inc. ...............................................          500          20,562
 Mirage Resorts, Inc.(b)..............................................          700          37,800
                                                                                        -----------
                                                                                             91,612
                                                                                        -----------
MACHINE - DIVERSIFIED -- 0.1%
 Duriron Co. .........................................................          600          14,400
 Ingersoll-Rand Co. ..................................................          500          21,875
                                                                                        -----------
                                                                                             36,275
                                                                                        -----------
MACHINERY & EQUIPMENT -- 0.2%
 Briggs & Stratton....................................................          600          24,675
 Novellus Systems, Inc.(b)............................................          400          14,400
                                                                                        -----------
                                                                                             39,075
                                                                                        -----------
MANUFACTURED HOUSING -- 0.2%
 Clayton Homes, Inc. .................................................        2,300          46,000
                                                                                        -----------
MANUFACTURING -- 0.2%
 Harsco Corp. ........................................................          300          20,175
 Measurex Corp. ......................................................          700          20,475
                                                                                        -----------
                                                                                             40,650
                                                                                        -----------
MEDICAL EQUIPMENT & SUPPLIES -- 0.2%
 Beckman Instruments, Inc.............................................          500          19,000
 Becton Dickinson & Co. ..............................................          200          16,050
 DENTSPLY International, Inc. ........................................          300          12,750
                                                                                        -----------
                                                                                             47,800
                                                                                        -----------
MEDICAL - HOSPITAL MANAGEMENT & SERVICES -- 0.6%
 Columbia HCA Healthcare Corp. .......................................          400          21,350
 HEALTHSOUTH Corp.(b).................................................          900          32,400
 Healthcare Compare Corp.(b)..........................................          900          43,875
 Health Care & Retirement Corp.(b)....................................          750          17,812
 U.S. Healthcare, Inc. ...............................................          600          33,000
                                                                                        -----------
                                                                                            148,437
                                                                                        -----------
METAL FABRICATION -- 0.1%
 Danaher Corp. .......................................................          500          21,750
                                                                                        -----------
METALS - DIVERSIFIED -- 0.2%
 Phelps Dodge Corp. ..................................................          600          37,425
 Trinity Industries...................................................          600          20,400
                                                                                        -----------
                                                                                             57,825
                                                                                        -----------

---------------
Continued

                                                                          SHARES OR
                                                                          PRINCIPAL       MARKET
                         SECURITY DESCRIPTION                              AMOUNT          VALUE
----------------------------------------------------------------------    ---------     -----------
OIL & GAS -- 2.5%
 Atlantic Richfield Co. ..............................................          400     $    47,400
 Consolidated Natural Gas Co. ........................................          400          20,900
 Exxon Corp. .........................................................        1,100          95,562
 Kerr-McGee Corp. ....................................................          400          24,350
 Mobil Corp. .........................................................          800          89,700
 Noble Drilling Corp.(b)..............................................        1,000          13,875
 Parker & Parsley Petro Co. ..........................................        1,000          27,750
 Phillips Petroleum Co. ..............................................        1,600          67,000
 Reading & Bates Corp.(b).............................................          900          19,913
 Royal Dutch Petroleum................................................          400          61,500
 Smith International, Inc.(b).........................................        1,100          33,137
 Texaco, Inc. ........................................................          600          50,325
 Tidewater, Inc. .....................................................        1,400          61,425
 Valero Energy Corp. .................................................          600          15,000
 Williams Companies, Inc. ............................................          600          29,700
                                                                                        -----------
                                                                                            657,537
                                                                                        -----------
PAPER & PAPER PRODUCTS -- 0.1%
 Temple-Inland, Inc. .................................................          700          32,725
                                                                                        -----------
PHARMACEUTICALS -- 2.4%
 Abbott Laboratories..................................................        1,200          52,200
 Bergen Brunswig Corp., Class A.......................................          900          24,975
 Bristol-Myers Squibb Co. ............................................        1,000          90,000
 Cardinal Health, Inc. ...............................................          500          36,063
 Elan Corp. PLC, ADR(b)...............................................          400          22,850
 Johnson & Johnson....................................................        2,200         108,900
 Mallinckrodt Group, Inc..............................................          700          27,213
 Merck & Co, Inc. ....................................................        1,300          84,013
 Pfizer, Inc. ........................................................        1,200          85,650
 Schering-Plough......................................................        1,300          81,575
 Watson Pharmaceutical, Inc.(b).......................................          500          18,938
                                                                                        -----------
                                                                                            632,377
                                                                                        -----------
PUBLISHING -- 0.4%
 New York Times Co., Class A..........................................        1,200          39,150
 Times Mirror Co., Class A............................................          600          26,100
 Washington Post, Class B.............................................          100          32,400
                                                                                        -----------
                                                                                             97,650
                                                                                        -----------
RAILROAD -- 0.3%
 Illinois Central Corp. ..............................................          400          11,350
 Norfolk Southern.....................................................          700          59,325
                                                                                        -----------
                                                                                             70,675
                                                                                        -----------
RESTAURANTS -- 0.1%
 Outback Steakhouse, Inc.(b)..........................................          500          17,242
                                                                                        -----------
RETAIL - APPAREL -- 1.1%
 Claire's Stores, Inc. ...............................................          800          22,100
 Dollar General.......................................................        1,000          29,250
 The Gap, Inc. .......................................................        2,300          73,888
 Liz Claiborne, Inc. .................................................          500          17,313
 Nike, Inc., Class B..................................................          400          41,100
 Ross Stores, Inc. ...................................................          900          31,275
 TJX Companies, Inc. .................................................        2,000          67,500
                                                                                        -----------
                                                                                            282,426
                                                                                        -----------

---------------
Continued

                                                                          SHARES OR
                                                                          PRINCIPAL       MARKET
                         SECURITY DESCRIPTION                              AMOUNT          VALUE
----------------------------------------------------------------------    ---------     -----------
RETAIL - FOOD STORES -- 0.4%
 American Stores Co. .................................................          700     $    28,875
 Safeway, Inc.(b).....................................................        1,600          52,800
 Vons Companies, Inc.(b)..............................................          500          18,687
                                                                                        -----------
                                                                                            100,362
                                                                                        -----------
RETAIL - GENERAL MERCHANDISE -- 0.3%
 Dayton-Hudson Corp. .................................................          300          30,938
 Sears Roebuck & Co. .................................................        1,200          58,350
                                                                                        -----------
                                                                                             89,288
                                                                                        -----------
RETAIL - SPECIALTY STORES -- 0.1%
 Staples, Inc.(b).....................................................        1,700          33,150
                                                                                        -----------
STEEL -- 0.2%
 Allegheny Ludlum Corp. ..............................................        1,300          24,538
 Nucor Corp. .........................................................          700          35,438
                                                                                        -----------
                                                                                             59,976
                                                                                        -----------
TELECOMMUNICATIONS - EQUIPMENT -- 0.2%
 ADC Telecommunications, Inc.(b)......................................          500          22,500
 U.S. Robotics Corp.(b)...............................................          400          34,200
                                                                                        -----------
                                                                                             56,700
                                                                                        -----------
TIRES & RUBBER PRODUCTS -- 0.1%
 Goodyear Tire Co. ...................................................          600          28,950
                                                                                        -----------
TOBACCO -- 0.5%
 Philip Morris Co., Inc. .............................................        1,200         124,800
 Schweitzer-Mauduit International, Inc. ..............................           30             844
 Universal Corp. .....................................................          400          10,600
                                                                                        -----------
                                                                                            136,244
                                                                                        -----------
TOYS -- 0.1%
 Hasbro, Inc. ........................................................          700          25,025
                                                                                        -----------
UTILITIES - ELECTRIC -- 1.7%
 Boston Edison Co. ...................................................        1,300          33,150
 CMS Energy Corp. ....................................................        1,300          40,137
 DQE, Inc. ...........................................................        1,500          41,250
 Edison International.................................................        1,700          29,963
 Florida Progress Corp. ..............................................        1,300          45,175
 FPL Group, Inc. .....................................................        1,500          69,000
 General Public Utilities.............................................        2,500          88,125
 Illinova Corp. ......................................................        1,300          37,375
 NIPSCO Industries....................................................          900          36,225
 Northern States Power................................................          600          29,625
                                                                                        -----------
                                                                                            450,025
                                                                                        -----------
UTILITIES - GAS & PIPELINE -- 0.1%
 NICOR, Inc. .........................................................          700          19,862
                                                                                        -----------

---------------
Continued

                                                                          SHARES OR
                                                                          PRINCIPAL       MARKET
                         SECURITY DESCRIPTION                              AMOUNT          VALUE
----------------------------------------------------------------------    ---------     -----------
UTILITIES - TELEPHONE -- 2.0%
 Ameritech Corp. .....................................................        1,200     $    71,250
 AT&T Corp. ..........................................................        1,700         105,400
 BellSouth Corp. .....................................................        2,300          97,462
 Frontier Corp. ......................................................        1,500          45,938
 Southern New England Telecommunications..............................        1,100          46,200
 Southwestern Bell Corp. .............................................        1,600          78,800
 Sprint Corp. ........................................................        1,500          63,000
                                                                                        -----------
                                                                                            508,050
                                                                                        -----------
Total Common Stocks...................................................                    7,930,481
                                                                                        -----------
CORPORATE BONDS -- 5.4%
FINANCIAL SERVICES -- 2.3%
 AT&T Capital Corp., 6.14%, 10/19/98..................................    $ 200,000         198,250
 General Electric Capital Corp.,
   8.10%, 1/26/99.....................................................      200,000         207,500
 Household Netherlands BV,
   6.13%, 3/1/03, LOC: Household International........................      200,000         190,250
                                                                                        -----------
                                                                                            596,000
                                                                                        -----------
INDUSTRIAL GOODS & SERVICES -- 2.3%
 Heinz Co., 6.88%, 1/15/03............................................      200,000         199,000
 Kellogg Co., 5.90%, 7/15/97..........................................      400,000         398,500
                                                                                        -----------
                                                                                            597,500
                                                                                        -----------
ELECTRIC UTILITY -- 0.8%
 Delmarva Power & Light, 6.40%, 7/1/03................................      200,000         191,750
                                                                                        -----------
Total Corporate Bonds.................................................                    1,385,250
                                                                                        -----------
U.S. TREASURY OBLIGATIONS -- 51.2%
U.S. TREASURY BILLS -- 2.0%
 8/1/96...............................................................       38,000          37,833
 8/22/96..............................................................      487,000         483,352
                                                                                        -----------
Total U.S. Treasury Bills.............................................                      521,185
                                                                                        -----------
U.S. TREASURY NOTES -- 49.2%
 6.13%, 5/31/97.......................................................    2,590,000       2,598,133
 5.38%, 5/31/98.......................................................    2,475,000       2,442,379
 6.75%, 5/31/99.......................................................    2,425,000       2,452,815
 6.25%, 8/31/00.......................................................    3,457,000       3,432,040
 6.38%, 8/15/02.......................................................    1,150,000       1,140,271
 6.50%, 5/15/05.......................................................      675,000         666,016
                                                                                        -----------
Total U.S. Treasury Notes.............................................                   12,731,654
                                                                                        -----------
Total U.S. Treasury Obligations.......................................                   13,252,839
                                                                                        -----------

---------------
Continued

                                                                          SHARES OR
                                                                          PRINCIPAL       MARKET
                         SECURITY DESCRIPTION                              AMOUNT          VALUE
----------------------------------------------------------------------    ---------     -----------
U.S. GOVERNMENT AGENCIES -- 8.8%
 Federal Home Loan Mortgage Corp.:
   5.50%, 10/1/98, Pool #G50236.......................................    $ 542,802     $   526,068
 Federal National Mortgage Assoc.:
   6.50%, 1/1/06, Pool #81690.........................................      540,451         521,881
   7.50%, 5/1/07, Pool #124341........................................      481,195         483,308
   5.50%, 12/25/14, Series 1993-155, Class PD.........................      750,000         736,080
                                                                                        -----------
Total U.S. Government Agencies........................................                    2,267,337
                                                                                        -----------
INVESTMENT COMPANIES -- 3.5%
 T. Rowe Price Foreign Equity Fund....................................       58,600         914,160
                                                                                        -----------
Total Investment Companies............................................                      914,160
                                                                                        -----------
TOTAL (COST -- $25,557,718)(A)........................................                  $25,750,067
Other Assets in Excess of Liabilities.................................                      102,847
                                                                                        -----------
NET ASSETS -- 100.0%..................................................                  $25,852,914
                                                                                        ===========

---------------
Percentages indicated are based on net assets of $25,852,914.
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $16,000. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:


           Unrealized appreciation.......................................  $  641,775
           Unrealized depreciation.......................................    (465,106)
                                                                           ----------
           Net unrealized appreciation...................................  $  176,669
                                                                           ===========

(b) Represents non-income producing securities.
ADR -- American Depositary Receipt
LOC -- Letter of Credit

See Notes to Financial Statements.

TIME HORIZON FUNDS -- PORTFOLIO 2
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
June 30, 1996
--------------------------------------------------------------------------------

                                                                          SHARES OR
                                                                          PRINCIPAL       MARKET
                         SECURITY DESCRIPTION                              AMOUNT          VALUE
----------------------------------------------------------------------    ---------     -----------
COMMON STOCKS -- 45.1%
ADVERTISING -- 0.4%
 Omnicom Group........................................................        2,000     $    93,000
                                                                                        -----------
AIR TRANSPORTATION -- 0.2%
 Alaska Airgroup, Inc.(b).............................................        1,400          38,325
 AMR Corp.(b).........................................................          200          18,200
                                                                                        -----------
                                                                                             56,525
                                                                                        -----------
AUTOMOBILES & TRUCKS -- 0.5%
 Chrysler Corp. ......................................................        1,200          74,400
 Ford Motor Co. ......................................................        1,400          45,325
                                                                                        -----------
                                                                                            119,725
                                                                                        -----------
AUTO PARTS -- 0.1%
 Standard Products Co. ...............................................        1,100          25,575
                                                                                        -----------
BANKS -- 3.4%
 Bank of Boston.......................................................        1,600          79,200
 Citicorp.............................................................        1,600         132,200
 Comerica, Inc. ......................................................        3,500         156,187
 First Tennessee National Corp. ......................................        1,700          52,062
 First Union Corp. (N.C.).............................................        1,300          79,137
 Firstar Corp. .......................................................        1,600          73,800
 J.P. Morgan & Co. ...................................................          900          76,162
 NationsBank Corp. ...................................................          900          74,363
 Northern Trust Corp. ................................................          800          46,200
 Regions Financial Corp. .............................................        1,500          70,125
 State Street Boston Corp. ...........................................          800          40,800
                                                                                        -----------
                                                                                            880,236
                                                                                        -----------
BEVERAGES -- 1.0%
 Coca-Cola Co. .......................................................        2,000          97,750
 PepsiCo, Inc. .......................................................        4,500         159,187
                                                                                        -----------
                                                                                            256,937
                                                                                        -----------
BUSINESS EQUIPMENT & SERVICES -- 1.0%
 Equifax, Inc. .......................................................        2,300          60,375
 Harris Corp. ........................................................          400          24,400
 Kelly Services, Inc., Class A........................................        1,400          40,950
 Reynolds & Reynolds, Class A.........................................        1,500          79,875
 Xerox Corp. .........................................................          800          42,800
                                                                                        -----------
                                                                                            248,400
                                                                                        -----------
CHEMICALS - PETRO & INORGANIC -- 0.7%
 Monsanto Corp. ......................................................        2,800          91,000
 Praxair, Inc. .......................................................        2,400         101,400
                                                                                        -----------
                                                                                            192,400
                                                                                        -----------

---------------
Continued

                                                                          SHARES OR
                                                                          PRINCIPAL       MARKET
                         SECURITY DESCRIPTION                              AMOUNT          VALUE
----------------------------------------------------------------------    ---------     -----------
CHEMICALS - SPECIALTY -- 0.4%
 Goodrich (B.F.) Co. .................................................          900     $    33,638
 Lubrizol Corp. ......................................................        1,700          51,638
 Morton International, Inc. ..........................................          700          26,075
                                                                                        -----------
                                                                                            111,351
                                                                                        -----------
COMPUTER HARDWARE -- 1.0%
 Adaptec, Inc.(b).....................................................          700          33,162
 Cabletron Systems(b).................................................          300          20,588
 Cisco Systems, Inc.(b)...............................................        1,300          73,613
 Gateway 2000, Inc.(b)................................................        2,000          68,000
 Komag, Inc.(b).......................................................        2,600          68,575
                                                                                        -----------
                                                                                            263,938
                                                                                        -----------
COMPUTERS - MAIN & MINI -- 0.5%
 Hewlett Packard......................................................        1,000          99,625
 Sun Microsystems, Inc.(b)............................................          600          35,325
                                                                                        -----------
                                                                                            134,950
                                                                                        -----------
COMPUTER SERVICES -- 0.2%
 Ceridian Corp.(b)....................................................        1,000          50,500
                                                                                        -----------
COMPUTER SOFTWARE -- 1.9%
 BMC Software, Inc.(b)................................................          900          53,775
 Cadence Design Systems, Inc.(b)......................................        1,900          64,125
 Computer Associates, Inc. ...........................................          400          28,500
 Compuware Corp.(b)...................................................        1,400          55,300
 Microsoft Corp.(b)...................................................        1,000         120,125
 Oracle Corp.(b)......................................................        1,800          70,988
 Parametric Technology Corp.(b).......................................        2,400         104,100
                                                                                        -----------
                                                                                            496,913
                                                                                        -----------
CONTAINERS -- 0.6%
 Bemis Co. ...........................................................        1,600          56,000
 Crown Cork & Seal Co., Inc. .........................................          800          36,000
 Sonoco Products Co. .................................................        1,800          51,075
                                                                                        -----------
                                                                                            143,075
                                                                                        -----------
COSMETICS & TOILETRIES -- 0.3%
 Avon Products, Inc. .................................................        1,100          49,637
 Gillette Co. ........................................................          500          31,187
                                                                                        -----------
                                                                                             80,824
                                                                                        -----------
DEFENSE -- 1.0%
 General Dynamics Corp. ..............................................          600          37,200
 Lockheed Martin Corp. ...............................................          800          67,200
 Rockwell International Corp. ........................................        1,100          62,975
 United Technologies Corp. ...........................................          700          80,500
                                                                                        -----------
                                                                                            247,875
                                                                                        -----------
DIVERSIFIED PRODUCTS -- 1.1%
 E.I. du Pont de Nemours..............................................        1,300         102,862
 Olin Corp. ..........................................................          900          80,325
 Textron, Inc. .......................................................          600          47,925
 Whitman Corp. .......................................................        1,700          41,013
                                                                                        -----------
                                                                                            272,125
                                                                                        -----------

---------------
Continued

                                                                          SHARES OR
                                                                          PRINCIPAL       MARKET
                         SECURITY DESCRIPTION                              AMOUNT          VALUE
----------------------------------------------------------------------    ---------     -----------
ELECTRICAL EQUIPMENT -- 1.0%
 General Electric.....................................................        1,900     $   164,350
 Honeywell, Inc. .....................................................        1,000          54,500
 Parker Hannifin Corp. ...............................................          700          29,662
                                                                                        -----------
                                                                                            248,512
                                                                                        -----------
ELECTRONIC COMPONENTS -- 1.6%
 Atmel Corp.(b).......................................................        3,800         114,475
 Intel Corp. .........................................................        1,500         110,157
 International Rectifier Corp.(b).....................................        3,500          56,438
 Lattice Semiconductor Corp.(b).......................................        1,400          33,775
 Maxim Integrated Products(b).........................................        1,100          30,044
 Sundstrand Corp. ....................................................        1,800          65,925
                                                                                        -----------
                                                                                            410,814
                                                                                        -----------
ENTERTAINMENT -- 0.5%
 King World Productions, Inc.(b)......................................        1,200          43,650
 The Walt Disney Co. .................................................        1,419          89,219
                                                                                        -----------
                                                                                            132,869
                                                                                        -----------
FINANCIAL SERVICES -- 1.6%
 Bear Stearns Companies, Inc. ........................................        4,200          99,225
 Dean Witter Discover & Co. ..........................................        1,100          62,975
 Edwards (A.G.), Inc. ................................................        2,200          59,675
 Merrill Lynch & Co. .................................................        1,000          65,125
 SouthTrust Corp. ....................................................        2,200          61,875
 SunAmerica, Inc. ....................................................        1,300          73,450
                                                                                        -----------
                                                                                            422,325
                                                                                        -----------
FOOD & RELATED -- 0.9%
 Campbell Soup Co. ...................................................          900          63,450
 ConAgra..............................................................        1,400          63,525
 IBP, Inc. ...........................................................        1,200          33,150
 Interstate Bakeries..................................................        1,100          29,425
 Sara Lee Corp. ......................................................        1,200          38,850
                                                                                        -----------
                                                                                            228,400
                                                                                        -----------
FURNITURE & FURNISHINGS -- 0.3%
 Leggett & Platt, Inc. ...............................................        2,700          74,925
                                                                                        -----------
HOTEL MANAGEMENT & RELATED SERVICES -- 0.6%
 HFS, Inc.(b).........................................................        1,000          70,000
 ITT Corp.(b).........................................................          400          26,500
 Marriott International, Inc..........................................        1,000          53,750
                                                                                        -----------
                                                                                            150,250
                                                                                        -----------
HOUSEHOLD - GENERAL PRODUCTS -- 0.7%
 Clorox Co. ..........................................................          600          53,175
 First Brands Corp. ..................................................        1,400          37,800
 Lancaster Colony Corp. ..............................................        1,000          37,375
 Newell Co. ..........................................................        1,600          49,000
                                                                                        -----------
                                                                                            177,350
                                                                                        -----------
HOUSING -- 0.1%
 PHH Corp. ...........................................................          700          39,900
                                                                                        -----------

---------------
Continued

                                                                          SHARES OR
                                                                          PRINCIPAL       MARKET
                         SECURITY DESCRIPTION                              AMOUNT          VALUE
----------------------------------------------------------------------    ---------     -----------
INSURANCE -- 1.0%
 Allstate Insurance...................................................        1,300     $    59,312
 ACE Ltd. ............................................................          900          42,300
 CIGNA Corp. .........................................................          400          47,150
 EXEL Ltd. ...........................................................          500          35,250
 Providian Corp. .....................................................        1,100          47,163
 SAFECO Corp. ........................................................          900          31,837
                                                                                        -----------
                                                                                            263,012
                                                                                        -----------
LEISURE TIME INDUSTRY -- 0.8%
 Callaway Golf Co. ...................................................        2,200          73,150
 Harley-Davidson, Inc. ...............................................        1,200          49,350
 Mirage Resorts, Inc.(b)..............................................        1,600          86,400
                                                                                        -----------
                                                                                            208,900
                                                                                        -----------
MACHINE - DIVERSIFIED -- 0.3%
 Briggs & Stratton....................................................        1,200          49,350
 Duriron Co. .........................................................        1,200          28,800
                                                                                        -----------
                                                                                             78,150
                                                                                        -----------
MACHINERY & EQUIPMENT -- 0.2%
 Ingersoll-Rand Co. ..................................................          500          21,875
 Novellus Systems, Inc.(b)............................................          800          28,800
                                                                                        -----------
                                                                                             50,675
                                                                                        -----------
MANUFACTURED HOUSING -- 0.3%
 Clayton Homes, Inc. .................................................        3,900          78,000
                                                                                        -----------
MANUFACTURING -- 0.4%
 Harsco Corp. ........................................................          700          47,075
 Measurex Corp. ......................................................        1,600          46,800
                                                                                        -----------
                                                                                             93,875
                                                                                        -----------
MEDICAL EQUIPMENT & SUPPLIES -- 0.3%
 Beckman Instruments, Inc.............................................        1,100          41,800
 Becton Dickinson & Co. ..............................................          200          16,050
 DENTSPLY International, Inc. ........................................          700          29,750
                                                                                        -----------
                                                                                             87,600
                                                                                        -----------
MEDICAL - HOSPITAL MANAGEMENT & SERVICES -- 1.1%
 Columbia HCA Healthcare Corp.........................................          500          26,688
 HEALTHSOUTH Corp.(b).................................................        2,000          72,000
 Healthcare Compare Corp.(b)..........................................        2,100         102,375
 Health Care & Retirement Corp.(b)....................................        1,800          42,750
 U.S. Healthcare, Inc. ...............................................          600          33,000
                                                                                        -----------
                                                                                            276,813
                                                                                        -----------
METAL FABRICATION -- 0.2%
 Danaher Corp. .......................................................        1,100          47,850
                                                                                        -----------
METALS - DIVERSIFIED -- 0.4%
 Phelps Dodge Corp. ..................................................          700          43,662
 Trinity Industries...................................................        1,400          47,600
                                                                                        -----------
                                                                                             91,262
                                                                                        -----------

---------------
Continued

                                                                          SHARES OR
                                                                          PRINCIPAL       MARKET
                         SECURITY DESCRIPTION                              AMOUNT          VALUE
----------------------------------------------------------------------    ---------     -----------
OIL & GAS -- 3.5%
 Atlantic Richfield Co. ..............................................          500     $    59,250
 Consolidated Natural Gas Co. ........................................          500          26,125
 Exxon Corp. .........................................................        1,200         104,250
 Kerr-McGee Corp. ....................................................          900          54,787
 Mobil Corp. .........................................................        1,000         112,125
 Noble Drilling Corp.(b)..............................................        2,200          30,525
 Parker & Parsley Petro Co. ..........................................        2,300          63,825
 Phillips Petroleum Co. ..............................................        1,800          75,375
 Reading & Bates Corp.(b).............................................        2,100          46,462
 Royal Dutch Petroleum................................................          400          61,500
 Smith International, Inc.(b).........................................        2,400          72,300
 Texaco, Inc. ........................................................          700          58,713
 Tidewater, Inc. .....................................................        1,700          74,587
 Valero Energy Corp. .................................................        1,400          35,000
 Williams Companies, Inc. ............................................          600          29,700
                                                                                        -----------
                                                                                            904,524
                                                                                        -----------
PAPER & PAPER PRODUCTS -- 0.1%
 Temple-Inland, Inc. .................................................          800          37,400
                                                                                        -----------
PHARMACEUTICALS -- 3.3%
 Abbott Laboratories..................................................        1,300          56,550
 Bergen Brunswig Corp., Class A.......................................        2,000          55,500
 Bristol-Myers Squibb Co. ............................................        1,100          99,000
 Cardinal Health, Inc. ...............................................        1,100          79,337
 Elan Corp. PLC, ADR(b)...............................................          900          51,414
 Johnson & Johnson....................................................        2,400         118,800
 Mallinckrodt Group, Inc. ............................................        1,600          62,200
 Merck & Co, Inc. ....................................................        1,500          96,937
 Pfizer, Inc. ........................................................        1,300          92,787
 Schering-Plough......................................................        1,400          87,850
 Watson Pharmaceutical, Inc.(b).......................................        1,100          41,662
                                                                                        -----------
                                                                                            842,037
                                                                                        -----------
PUBLISHING -- 0.5%
 New York Times Co., Class A..........................................        1,300          42,413
 Times Mirror Co., Class A............................................          600          26,100
 Washington Post, Class B.............................................          200          64,800
                                                                                        -----------
                                                                                            133,313
                                                                                        -----------
RAILROAD -- 0.4%
 Illinois Central Corp. ..............................................        1,000          28,375
 Norfolk Southern.....................................................          800          67,800
                                                                                        -----------
                                                                                             96,175
                                                                                        -----------
RESTAURANTS -- 0.1%
 Outback Steakhouse, Inc.(b)..........................................        1,100          37,933
                                                                                        -----------
RETAIL - APPAREL -- 1.7%
 Claire's Stores, Inc. ...............................................        1,700          46,963
 Dollar General.......................................................        2,200          64,350
 The Gap, Inc. .......................................................        2,600          83,525
 Liz Claiborne, Inc. .................................................        1,100          38,088
 Nike, Inc., Class B..................................................          400          41,100
 Ross Stores, Inc. ...................................................        2,000          69,500
 TJX Companies, Inc. .................................................        2,900          97,875
                                                                                        -----------
                                                                                            441,401
                                                                                        -----------

---------------
Continued

                                                                          SHARES OR
                                                                          PRINCIPAL       MARKET
                         SECURITY DESCRIPTION                              AMOUNT          VALUE
----------------------------------------------------------------------    ---------     -----------
RETAIL - FOOD STORES -- 0.5%
 American Stores Co. .................................................          800     $    33,000
 Safeway, Inc.(b).....................................................        1,700          56,100
 Vons Companies, Inc.(b)..............................................        1,200          44,850
                                                                                        -----------
                                                                                            133,950
                                                                                        -----------
RETAIL - GENERAL MERCHANDISE -- 0.4%
 Dayton-Hudson Corp. .................................................          300          30,938
 Sears Roebuck & Co. .................................................        1,300          63,212
                                                                                        -----------
                                                                                             94,150
                                                                                        -----------
RETAIL - SPECIALTY STORES -- 0.3%
 Staples, Inc.(b).....................................................        3,700          72,150
                                                                                        -----------
STEEL -- 0.4%
 Allegheny Ludlum Corp. ..............................................        2,800          52,850
 Nucor Corp. .........................................................          800          40,500
                                                                                        -----------
                                                                                             93,350
                                                                                        -----------
TELECOMMUNICATIONS - EQUIPMENT -- 0.5%
 ADC Telecommunications, Inc.(b)......................................        1,200          54,000
 U.S. Robotics Corp.(b)...............................................          800          68,400
                                                                                        -----------
                                                                                            122,400
                                                                                        -----------
TIRES & RUBBER PRODUCTS -- 0.1%
 Goodyear Tire Co. ...................................................          800          38,600
                                                                                        -----------
TOBACCO -- 0.6%
 Philip Morris Co., Inc. .............................................        1,400         145,600
 Schweitzer-Mauduit International, Inc. ..............................           20             563
 Universal Corp. .....................................................          800          21,200
                                                                                        -----------
                                                                                            167,363
                                                                                        -----------
TOYS -- 0.1%
 Hasbro, Inc. ........................................................          800          28,600
                                                                                        -----------
UTILITIES - ELECTRIC -- 3.0%
 Boston Edison Co. ...................................................        2,900          73,950
 CMS Energy Corp. ....................................................        2,800          86,450
 DQE, Inc. ...........................................................        3,400          93,500
 Edison International.................................................        2,000          35,250
 Florida Progress Corp. ..............................................        2,800          97,300
 FPL Group, Inc. .....................................................        1,600          73,600
 General Public Utilities.............................................        3,600         126,900
 Illinova Corp. ......................................................        3,000          86,250
 NIPSCO Industries....................................................          900          36,225
 Northern States Power................................................        1,400          69,125
                                                                                        -----------
                                                                                            778,550
                                                                                        -----------
UTILITIES - GAS & PIPELINE -- 0.3%
 MCN Corp. ...........................................................        1,900          46,313
 NICOR, Inc. .........................................................        1,500          42,563
                                                                                        -----------
                                                                                             88,876
                                                                                        -----------

---------------
Continued

                                                                          SHARES OR
                                                                          PRINCIPAL       MARKET
                         SECURITY DESCRIPTION                              AMOUNT          VALUE
----------------------------------------------------------------------    ---------     -----------
UTILITIES - TELEPHONE -- 2.6%
 Ameritech Corp. .....................................................        1,400     $    83,125
 AT&T Corp. ..........................................................        1,900         117,800
 BellSouth Corp. .....................................................        2,600         110,175
 Frontier Corp. ......................................................        3,400         104,125
 Southern New England Telecommunications..............................        2,300          96,600
 Southwestern Bell Corp. .............................................        1,700          83,725
 Sprint Corp. ........................................................        1,600          67,200
                                                                                        -----------
                                                                                            662,750
                                                                                        -----------
Total Common Stocks...................................................                   11,609,353
                                                                                        -----------
CORPORATE BONDS -- 5.0%
FINANCIAL SERVICES -- 2.3%
 AT&T Capital Corp., 6.14%, 10/19/98..................................    $ 200,000         198,250
 General Electric Capital Corp., 8.10%, 1/26/99.......................      200,000         207,500
 Household Netherlands BV, 6.13%, 3/1/03, LOC: Household
   International......................................................      200,000         190,250
                                                                                        -----------
                                                                                            596,000
                                                                                        -----------
INDUSTRIAL GOODS & SERVICES -- 1.9%
 Heinz Co., 6.88%, 1/15/03............................................      200,000         199,000
 Kellogg Co., 5.90%, 7/15/97..........................................      300,000         298,875
                                                                                        -----------
                                                                                            497,875
                                                                                        -----------
UTILITIES ELECTRIC -- 0.8%
 Delmarva Power & Light, 6.40%, 7/1/03................................      200,000         191,750
                                                                                        -----------
Total Corporate Bonds.................................................                    1,285,625
                                                                                        -----------
U.S. TREASURY OBLIGATIONS -- 42.0%
U.S. TREASURY BILLS -- 5.0%
 7/25/96..............................................................      231,000         230,208
 8/1/96...............................................................      140,000         139,384
 8/22/96..............................................................      912,000         905,217
                                                                                        -----------
Total U.S. Treasury Bills.............................................                    1,274,809
                                                                                        -----------
U.S. TREASURY NOTES -- 37.0%
 6.13%, 5/31/97.......................................................    1,510,000       1,514,741
 6.75%, 5/31/99.......................................................    1,400,000       1,416,058
 6.25%, 8/31/00.......................................................    2,772,000       2,751,986
 6.38%, 8/15/02.......................................................    2,400,000       2,379,696
 6.50%, 5/15/05.......................................................    1,475,000       1,455,368
                                                                                        -----------
Total U.S. Treasury Notes.............................................                    9,517,849
                                                                                        -----------
Total U.S. Treasury Obligations.......................................                   10,792,658
                                                                                        -----------

---------------
Continued

                                                                          SHARES OR
                                                                          PRINCIPAL       MARKET
                         SECURITY DESCRIPTION                              AMOUNT          VALUE
----------------------------------------------------------------------    ---------     -----------
U.S. GOVERNMENT AGENCIES -- 6.9%
 Federal Home Loan Mortgage Corp.:
   5.50%, 10/1/98, Pool #G50236.......................................      542,802     $   526,068
 Federal National Mortgage Assoc.:
   6.50%, 1/1/06, Pool #81690.........................................      540,451         521,881
   7.50%, 5/1/07, Pool #124341........................................      481,195         483,308
   5.50%, 12/25/14, Series 1993-155, Class PD.........................      250,000         245,360
                                                                                        -----------
Total U.S. Government Agencies........................................                    1,776,617
                                                                                        -----------
INVESTMENT COMPANIES -- 3.3%
 T. Rowe Price Foreign Equity Fund....................................       54,400         848,640
                                                                                        -----------
Total Investment Companies............................................                      848,640
                                                                                        -----------
TOTAL (COST -- $26,153,772)(A)........................................                  $26,312,893
Liabilities in Excess of Other Assets.................................                     (574,329)
                                                                                        -----------
NET ASSETS -- 100.0%..................................................                  $25,738,564
                                                                                        ===========

---------------
Percentages indicated are based on net assets of $25,738,564.
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $30,000. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

            Unrealized appreciation......................................  $  740,220
            Unrealized depreciation......................................    (610,879)
                                                                           ----------
            Net unrealized appreciation..................................  $  129,341
                                                                           ===========

(b) Represents non-income producing securities.
ADR -- American Depositary Receipt
LOC -- Letter of Credit

See Notes to Financial Statements.

TIME HORIZON FUNDS -- PORTFOLIO 3
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
June 30, 1996
--------------------------------------------------------------------------------

                                                                          SHARES OR
                                                                          PRINCIPAL       MARKET
                         SECURITY DESCRIPTION                              AMOUNT          VALUE
----------------------------------------------------------------------    ---------     -----------
COMMON STOCKS -- 64.1%
ADVERTISING -- 0.5%
 Omnicom Group........................................................        2,400     $   111,600
                                                                                        -----------
AIR TRANSPORTATION -- 0.3%
 Alaska Airgroup, Inc.(b).............................................        1,600          43,800
 AMR Corp.(b).........................................................          300          27,300
                                                                                        -----------
                                                                                             71,100
                                                                                        -----------
AUTOMOBILES & TRUCKS -- 0.7%
 Chrysler Corp. ......................................................        1,500          93,000
 Ford Motor Co. ......................................................        1,800          58,275
                                                                                        -----------
                                                                                            151,275
                                                                                        -----------
AUTO PARTS -- 0.1%
 Standard Products Co. ...............................................        1,300          30,225
                                                                                        -----------
BANKS -- 4.8%
 Bank of Boston.......................................................        2,100         103,950
 Citicorp.............................................................        2,000         165,250
 Comerica, Inc. ......................................................        4,200         187,425
 First Tennessee National Corp. ......................................        2,000          61,250
 First Union Corp. (N.C.).............................................        1,700         103,487
 Firstar Corp. .......................................................        1,900          87,638
 J.P. Morgan & Co. ...................................................        1,000          84,625
 NationsBank Corp. ...................................................        1,200          99,150
 Northern Trust Corp. ................................................          900          51,975
 Regions Financial Corp. .............................................        1,700          79,475
 State Street Boston Corp. ...........................................          900          45,900
                                                                                        -----------
                                                                                          1,070,125
                                                                                        -----------
BEVERAGES -- 1.5%
 Coca-Cola Co. .......................................................        2,600         127,075
 PepsiCo, Inc. .......................................................        5,800         205,175
                                                                                        -----------
                                                                                            332,250
                                                                                        -----------
BUSINESS EQUIPMENT & SERVICES -- 1.3%
 Equifax, Inc. .......................................................        2,700          70,875
 Harris Corp. ........................................................          500          30,500
 Kelly Services, Inc., Class A........................................        1,700          49,725
 Reynolds & Reynolds, Class A.........................................        1,700          90,525
 Xerox Corp. .........................................................        1,000          53,500
                                                                                        -----------
                                                                                            295,125
                                                                                        -----------
CHEMICALS - PETRO & INORGANIC -- 1.1%
 Monsanto Corp. ......................................................        3,700         120,250
 Praxair, Inc. .......................................................        2,800         118,300
                                                                                        -----------
                                                                                            238,550
                                                                                        -----------

---------------
Continued

                                                                          SHARES OR
                                                                          PRINCIPAL       MARKET
                         SECURITY DESCRIPTION                              AMOUNT          VALUE
----------------------------------------------------------------------    ---------     -----------
CHEMICALS - SPECIALTY -- 0.6%
 Goodrich (B.F.) Co. .................................................        1,100     $    41,112
 Lubrizol Corp. ......................................................        2,000          60,750
 Morton International, Inc. ..........................................          900          33,525
                                                                                        -----------
                                                                                            135,387
                                                                                        -----------
COMPUTER HARDWARE -- 1.4%
 Adaptec, Inc.(b).....................................................          900          42,638
 Cabletron Systems(b).................................................          400          27,450
 Cisco Systems, Inc.(b)...............................................        1,700          96,262
 Gateway 2000, Inc.(b)................................................        2,400          81,600
 Komag, Inc.(b).......................................................        3,000          79,125
                                                                                        -----------
                                                                                            327,075
                                                                                        -----------
COMPUTERS - MAIN & MINI -- 0.8%
 Hewlett Packard......................................................        1,400         139,475
 Sun Microsystems, Inc.(b)............................................          800          47,100
                                                                                        -----------
                                                                                            186,575
                                                                                        -----------
COMPUTER SERVICES -- 0.2%
 Ceridian Corp.(b)....................................................        1,100          55,550
                                                                                        -----------
COMPUTER SOFTWARE -- 2.7%
 BMC Software, Inc.(b)................................................        1,100          65,725
 Cadence Design Systems, Inc.(b)......................................        2,150          72,563
 Computer Associates, Inc. ...........................................          600          42,750
 Compuware Corp.(b)...................................................        1,700          67,150
 Microsoft Corp.(b)...................................................        1,200         144,150
 Oracle Corp.(b)......................................................        2,250          88,734
 Parametric Technology Corp.(b).......................................        2,700         117,113
                                                                                        -----------
                                                                                            598,185
                                                                                        -----------
CONTAINERS -- 0.8%
 Bemis Co. ...........................................................        1,900          66,500
 Crown Cork & Seal Co., Inc. .........................................        1,100          49,500
 Sonoco Products Co. .................................................        2,100          59,588
                                                                                        -----------
                                                                                            175,588
                                                                                        -----------
COSMETICS & TOILETRIES -- 0.5%
 Avon Products, Inc. .................................................        1,400          63,175
 Gillette Co. ........................................................          700          43,662
                                                                                        -----------
                                                                                            106,837
                                                                                        -----------
DEFENSE -- 1.5%
 General Dynamics Corp. ..............................................          800          49,600
 Lockheed Martin Corp. ...............................................        1,000          84,000
 Rockwell International Corp. ........................................        1,400          80,150
 United Technologies Corp. ...........................................        1,000         115,000
                                                                                        -----------
                                                                                            328,750
                                                                                        -----------
DIVERSIFIED PRODUCTS -- 1.5%
 E.I. du Pont de Nemours..............................................        1,600         126,600
 Olin Corp. ..........................................................        1,100          98,175
 Textron, Inc. .......................................................          800          63,900
 Whitman Corp. .......................................................        2,000          48,250
                                                                                        -----------
                                                                                            336,925
                                                                                        -----------

---------------
Continued

                                                                          SHARES OR
                                                                          PRINCIPAL       MARKET
                         SECURITY DESCRIPTION                              AMOUNT          VALUE
----------------------------------------------------------------------    ---------     -----------
ELECTRICAL EQUIPMENT -- 1.4%
 General Electric.....................................................        2,500     $   216,250
 Honeywell, Inc. .....................................................        1,300          70,850
 Parker Hannifin Corp. ...............................................          800          33,900
                                                                                        -----------
                                                                                            321,000
                                                                                        -----------
ELECTRONIC COMPONENTS -- 2.2%
 Atmel Corp.(b).......................................................        4,700         141,588
 Intel Corp. .........................................................        1,900         139,531
 International Rectifier Corp.(b).....................................        4,100          66,112
 Lattice Semiconductor Corp.(b).......................................        1,700          41,012
 Maxim Integrated Products(b).........................................        1,300          35,506
 Sundstrand Corp. ....................................................        2,200          80,575
                                                                                        -----------
                                                                                            504,324
                                                                                        -----------
ENTERTAINMENT -- 0.7%
 King World Productions, Inc.(b)......................................        1,500          54,562
 The Walt Disney Co. .................................................        1,819         114,370
                                                                                        -----------
                                                                                            168,932
                                                                                        -----------
FINANCIAL SERVICES -- 2.3%
 Bear Stearns Companies, Inc. ........................................        5,000         118,125
 Dean Witter Discover & Co. ..........................................        1,400          80,150
 Edwards (A.G.), Inc. ................................................        2,600          70,525
 Merrill Lynch & Co. .................................................        1,300          84,662
 SouthTrust Corp. ....................................................        2,600          73,125
 SunAmerica, Inc. ....................................................        1,600          90,400
                                                                                        -----------
                                                                                            516,987
                                                                                        -----------
FOOD & RELATED -- 1.3%
 Campbell Soup Co. ...................................................        1,200          84,600
 ConAgra..............................................................        1,800          81,675
 IBP, Inc. ...........................................................        1,500          41,438
 Interstate Bakeries..................................................        1,300          34,775
 Sara Lee Corp. ......................................................        1,600          51,800
                                                                                        -----------
                                                                                            294,288
                                                                                        -----------
FURNITURE & FURNISHINGS -- 0.4%
 Leggett & Platt, Inc. ...............................................        3,100          86,025
                                                                                        -----------
HOTEL MANAGEMENT & RELATED SERVICES -- 0.9%
 HFS, Inc.(b).........................................................        1,200          84,000
 ITT Corp.(b).........................................................          600          39,750
 Marriott International, Inc..........................................        1,300          69,875
                                                                                        -----------
                                                                                            193,625
                                                                                        -----------
HOUSEHOLD - GENERAL PRODUCTS -- 0.9%
 Clorox Co. ..........................................................          700          62,037
 First Brands Corp. ..................................................        1,700          45,900
 Lancaster Colony Corp. ..............................................        1,200          44,850
 Newell Co. ..........................................................        2,000          61,250
                                                                                        -----------
                                                                                            214,037
                                                                                        -----------
HOUSING -- 0.2%
 PHH Corp. ...........................................................          900          51,300
                                                                                        -----------

---------------
Continued

                                                                          SHARES OR
                                                                          PRINCIPAL       MARKET
                         SECURITY DESCRIPTION                              AMOUNT          VALUE
----------------------------------------------------------------------    ---------     -----------
INSURANCE -- 1.5%
 Allstate Insurance...................................................        1,700     $    77,562
 ACE Ltd. ............................................................        1,100          51,700
 CIGNA Corp. .........................................................          500          58,938
 EXEL Ltd. ...........................................................          600          42,300
 Providian Corp. .....................................................        1,400          60,025
 SAFECO Corp. ........................................................        1,200          42,450
                                                                                        -----------
                                                                                            332,975
                                                                                        -----------
LEISURE TIME INDUSTRY -- 1.1%
 Callaway Golf Co. ...................................................        2,600          86,450
 Harley-Davidson, Inc. ...............................................        1,400          57,575
 Mirage Resorts, Inc.(b)..............................................        1,900         102,600
                                                                                        -----------
                                                                                            246,625
                                                                                        -----------
MACHINE - DIVERSIFIED -- 0.4%
 Briggs & Stratton....................................................        1,500          61,688
 Duriron Co. .........................................................        1,500          36,000
                                                                                        -----------
                                                                                             97,688
                                                                                        -----------
MACHINERY & EQUIPMENT -- 0.3%
 Ingersoll-Rand Co. ..................................................          600          26,250
 Novellus Systems, Inc.(b)............................................          900          32,400
                                                                                        -----------
                                                                                             58,650
                                                                                        -----------
MANUFACTURED HOUSING -- 0.4%
 Clayton Homes, Inc. .................................................        4,800          96,000
                                                                                        -----------
MANUFACTURING -- 0.5%
 Harsco Corp. ........................................................          900          60,525
 Measurex Corp. ......................................................        1,900          55,575
                                                                                        -----------
                                                                                            116,100
                                                                                        -----------
MEDICAL EQUIPMENT & SUPPLIES -- 0.5%
 Beckman Instruments, Inc. ...........................................        1,400          53,200
 Becton Dickinson & Co. ..............................................          300          24,075
 DENTSPLY International, Inc. ........................................          800          34,000
                                                                                        -----------
                                                                                            111,275
                                                                                        -----------
MEDICAL - HOSPITAL MANAGEMENT & SERVICE -- 1.5%
 Columbia HCA Healthcare Corp. .......................................          700          37,363
 HEALTHSOUTH Corp.(b).................................................        2,300          82,800
 Healthcare Compare Corp.(b)..........................................        2,500         121,875
 Health Care & Retirement Corp.(b)....................................        2,100          49,875
 U.S. Healthcare, Inc. ...............................................          700          38,500
                                                                                        -----------
                                                                                            330,413
                                                                                        -----------
METAL FABRICATION -- 0.3%
 Danaher Corp. .......................................................        1,300          56,550
                                                                                        -----------
METALS - DIVERSIFIED -- 0.5%
 Phelps Dodge Corp. ..................................................          900          56,138
 Trinity Industries...................................................        1,700          57,800
                                                                                        -----------
                                                                                            113,938
                                                                                        -----------

---------------
Continued

                                                                          SHARES OR
                                                                          PRINCIPAL       MARKET
                         SECURITY DESCRIPTION                              AMOUNT          VALUE
----------------------------------------------------------------------    ---------     -----------
OIL & GAS -- 5.1%
 Atlantic Richfield Co. ..............................................          700     $    82,950
 Consolidated Natural Gas Co. ........................................          700          36,575
 Exxon Corp. .........................................................        1,600         139,000
 Kerr-McGee Corp. ....................................................        1,000          60,875
 Mobil Corp. .........................................................        1,200         134,550
 Noble Drilling Corp.(b)..............................................        2,600          36,075
 Parker & Parsley Petro Co. ..........................................        2,700          74,925
 Phillips Petroleum Co. ..............................................        2,300          96,313
 Reading & Bates Corp.(b).............................................        2,400          53,100
 Royal Dutch Petroleum................................................          600          92,250
 Smith International, Inc.(b).........................................        2,800          84,350
 Texaco, Inc. ........................................................          900          75,488
 Tidewater, Inc. .....................................................        2,100          92,137
 Valero Energy Corp. .................................................        1,700          42,500
 Williams Companies, Inc. ............................................          800          39,600
                                                                                        -----------
                                                                                          1,140,688
                                                                                        -----------
PAPER & PAPER PRODUCTS -- 0.2%
 Temple-Inland, Inc. .................................................        1,000          46,760
                                                                                        -----------
PHARMACEUTICALS -- 4.7%
 Abbott Laboratories..................................................        1,700          73,950
 Bergen Brunswig Corp., Class A.......................................        2,300          63,825
 Bristol-Myers Squibb Co. ............................................        1,500         135,000
 Cardinal Health, Inc. ...............................................        1,300          93,762
 Elan Corp. PLC, ADR(b)...............................................        1,100          62,837
 Johnson & Johnson....................................................        3,100         153,450
 Mallinckrodt Group, Inc. ............................................        1,900          73,862
 Merck & Co, Inc. ....................................................        1,900         122,788
 Pfizer, Inc. ........................................................        1,600         114,200
 Schering-Plough......................................................        1,800         112,950
 Watson Pharmaceutical, Inc.(b).......................................        1,300          49,237
                                                                                        -----------
                                                                                          1,055,861
                                                                                        -----------
PUBLISHING -- 0.8%
 New York Times Co., Class A..........................................        1,700          55,462
 Times Mirror Co., Class A............................................          600          26,100
 Washington Post, Class B.............................................          300          97,200
                                                                                        -----------
                                                                                            178,762
                                                                                        -----------
RAILROAD -- 0.6%
 Illinois Central Corp. ..............................................        1,200          34,050
 Norfolk Southern.....................................................        1,100          93,225
                                                                                        -----------
                                                                                            127,275
                                                                                        -----------
RESTAURANTS -- 0.2%
 Outback Steakhouse, Inc.(b)..........................................        1,300          44,830
                                                                                        -----------
RETAIL - APPAREL -- 2.3%
 Claire's Stores, Inc. ...............................................        2,000          55,250
 Dollar General.......................................................        2,600          76,050
 The Gap, Inc. .......................................................        3,300         106,013
 Liz Claiborne, Inc. .................................................        1,300          45,013
 Nike, Inc., Class B..................................................          500          51,375
 Ross Stores, Inc. ...................................................        2,300          79,925
 TJX Companies, Inc. .................................................        3,400         114,750
                                                                                        -----------
                                                                                            528,376
                                                                                        -----------

---------------
Continued

                                                                          SHARES OR
                                                                          PRINCIPAL       MARKET
                         SECURITY DESCRIPTION                              AMOUNT          VALUE
----------------------------------------------------------------------    ---------     -----------
RETAIL - FOOD STORES -- 0.7%
 American Stores Co. .................................................        1,100     $    45,375
 Safeway, Inc.(b).....................................................        2,200          72,600
 Vons Companies, Inc.(b)..............................................        1,400          52,325
                                                                                        -----------
                                                                                            170,300
                                                                                        -----------
RETAIL - GENERAL MERCHANDISE -- 0.6%
 Dayton-Hudson Corp. .................................................          400          41,250
 Sears Roebuck & Co. .................................................        1,800          87,525
                                                                                        -----------
                                                                                            128,775
                                                                                        -----------
RETAIL - SPECIALTY STORES -- 0.4%
 Staples, Inc.(b).....................................................        4,400          85,800
                                                                                        -----------
STEEL -- 0.5%
 Allegheny Ludlum Corp. ..............................................        3,300          62,287
 Nucor Corp. .........................................................        1,000          50,625
                                                                                        -----------
                                                                                            112,912
                                                                                        -----------
TELECOMMUNICATIONS - EQUIPMENT -- 0.7%
 ADC Telecommunications, Inc.(b)......................................        1,400          63,000
 U.S. Robotics Corp.(b)...............................................        1,000          85,500
                                                                                        -----------
                                                                                            148,500
                                                                                        -----------
TIRES & RUBBER PRODUCTS -- 0.2%
 Goodyear Tire Co. ...................................................        1,000          48,250
                                                                                        -----------
TOBACCO -- 0.9%
 Phillip Morris Co., Inc. ............................................        1,700         176,800
 Schweitzer-Mauduit International, Inc. ..............................           20             563
 Universal Corp. .....................................................        1,000          26,500
                                                                                        -----------
                                                                                            203,863
                                                                                        -----------
TOYS -- 0.2%
 Hasbro, Inc. ........................................................        1,000          35,750
                                                                                        -----------
UTILITIES - ELECTRIC -- 4.2%
 Boston Edison Co. ...................................................        3,400          86,700
 CMS Energy Corp. ....................................................        3,300         101,887
 DQE, Inc. ...........................................................        4,000         110,000
 Edison International.................................................        2,500          44,063
 Florida Progress Corp. ..............................................        3,300         114,675
 FPL Group, Inc. .....................................................        2,100          96,600
 General Public Utilities.............................................        4,500         158,625
 Illinova Corp. ......................................................        3,500         100,625
 NIPSCO Industries....................................................        1,000          40,250
 Northern States Power................................................        1,700          83,938
                                                                                        -----------
                                                                                            937,363
                                                                                        -----------
UTILITIES - GAS & PIPELINE -- 0.5%
 MCN Corp. ...........................................................        2,300          56,062
 NICOR, Inc. .........................................................        1,800          51,075
                                                                                        -----------
                                                                                            107,137
                                                                                        -----------

---------------
Continued

                                                                          SHARES OR
                                                                          PRINCIPAL       MARKET
                         SECURITY DESCRIPTION                              AMOUNT          VALUE
----------------------------------------------------------------------    ---------     -----------
UTILITIES - TELEPHONE -- 3.7%
 Ameritech Corp. .....................................................        1,800     $   106,875
 AT&T Corp. ..........................................................        2,400         148,800
 BellSouth Corp. .....................................................        3,400         144,075
 Frontier Corp. ......................................................        4,000         122,500
 Southern New England Telecommunications..............................        2,800         117,600
 Southwestern Bell Corp. .............................................        2,200         108,350
 Sprint Corp. ........................................................        2,100          88,200
                                                                                        -----------
                                                                                            836,400
                                                                                        -----------
Total Common Stocks...................................................                   14,399,446
                                                                                        -----------
CORPORATE BONDS -- 2.8%
FINANCIAL SERVICES -- 1.3%
 AT&T Capital Corp., 6.14%, 10/19/98..................................    $ 100,000          99,125
 General Electric Capital Corp., 8.10%, 1/26/99.......................      100,000         103,750
 Household Netherlands BV, 6.13%, 3/1/03,
   LOC: Household International.......................................      100,000          95,125
                                                                                        -----------
                                                                                            298,000
                                                                                        -----------
INDUSTRIAL GOODS & SERVICES -- 1.1%
 Heinz Co., 6.88%, 1/15/03............................................      100,000          99,500
 Kellogg Co., 5.90%, 7/15/97..........................................      150,000         149,438
                                                                                        -----------
                                                                                            248,938
                                                                                        -----------
UTILITIES - ELECTRIC -- 0.4%
 Delmarva Power & Light, 6.40%, 7/1/03................................      100,000          95,875
                                                                                        -----------
Total Corporate Bonds.................................................                      642,813
                                                                                        -----------
U.S. TREASURY OBLIGATIONS -- 29.2%
U.S. TREASURY BILLS -- 10.3%
 7/25/96..............................................................    1,424,000       1,419,097
 8/1/96...............................................................       64,000          63,718
 8/22/96..............................................................      831,000         824,847
                                                                                        -----------
Total U.S. Treasury Bills.............................................                    2,307,662
                                                                                        -----------
U.S. TREASURY NOTES -- 18.9%
 6.13%, 5/31/97.......................................................      400,000         401,256
 6.25%, 8/31/00.......................................................    1,370,000       1,360,109
 6.38%, 8/15/02.......................................................    1,160,000       1,150,186
 6.50%, 5/15/05.......................................................    1,365,000       1,346,831
                                                                                        -----------
Total U.S. Treasury Notes.............................................                    4,258,382
                                                                                        -----------
Total U.S. Treasury Obligations.......................................                    6,566,044
                                                                                        -----------

---------------
Continued

                                                                          SHARES OR
                                                                          PRINCIPAL       MARKET
                         SECURITY DESCRIPTION                              AMOUNT          VALUE
----------------------------------------------------------------------    ---------     -----------
U.S. GOVERNMENT AGENCIES -- 7.6%
 Federal Home Loan Mortgage Corp.:
   5.50%, 10/1/98, Pool #G50236.......................................    $ 542,802     $   526,068
 Federal National Mortgage Assoc.:
   6.50%, 1/1/06, Pool #81690.........................................      205,865         198,791
   7.50%, 5/1/07, Pool #124341........................................      481,195         483,308
   5.50%, 12/25/14, Series 1993-155, Class PD.........................      500,000         490,720
                                                                                        -----------
Total U.S. Government Agencies........................................                    1,698,887
                                                                                        -----------
INVESTMENT COMPANIES -- 3.1%
 T. Rowe Price Foreign Equity Fund....................................       44,900         700,440
                                                                                        -----------
Total Investment Companies............................................                      700,440
                                                                                        -----------
TOTAL (COST -- $23,698,505)(A)........................................                  $24,007,630
Liabilities in Excess of Other Assets.................................                   (1,533,385)
                                                                                        -----------
NET ASSETS -- 100.0%..................................................                  $22,474,245
                                                                                        ===========

---------------
Percentages indicated are based on net assets of $22,474,245.
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $2,000. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

           Unrealized appreciation......................................  $  835,910
           Unrealized depreciation......................................    (528,903)
                                                                          ----------
           Net unrealized appreciation..................................  $  307,007
                                                                          ===========

(b) Represents non-income producing securities.
ADR -- American Depositary Receipt
LOC -- Letter of Credit

See Notes to Financial Statements.

TIME HORIZON FUNDS
--------------------------------------------------------------------------------

Notes to Financial Statements
June 30, 1996
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

    Time Horizon Funds (the "Company"), was organized on April 12, 1995 as an open-end management investment company established as a Delaware business trust and is registered under the Investment Company Act of 1940 (the "1940 Act"). Between the date of organization and the date of initial sale of shares to the public, the Company had no operations other than incurring organizational expenses, the sale of initial units of beneficial interest ("shares") and the realization of income earned on the seed money. The Company offers shares of the following funds: Time Horizon Portfolio 1 ("Portfolio 1"), Time Horizon Portfolio 2 ("Portfolio 2"), and Time Horizon Portfolio 3 ("Portfolio 3") (individually, a "Fund" and collectively, the "Funds"), each of which offers Class A and Class B shares. Class A shares are offered at net asset value plus an initial sales charge and are subject to a shareholder servicing fee. Class B shares are offered at net asset value without a sales charge but are subject to a contingent deferred sales charge, plus distribution plan and shareholder servicing fees. Class B shares will convert to Class A shares on the first business day of the month following the eighth anniversary of the date of purchase.

    The Time Horizon Funds' investment objective is to provide long term investors maximum total return over a stated investment time period while also increasingly emphasizing capital preservation as each Fund approaches its target time horizon. The Funds invest primarily in equity and fixed income securities.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses for the period. Actual results could differ from those estimates.

SECURITIES VALUATION:

    Investments in securities that are primarily traded on a domestic exchange or traded on the NASDAQ National Market System are valued at the last sale price on the exchange or market where primarily traded or listed or if there is no recent sale price available, at the last current bid quotation. Securities not so traded are valued at the last current bid quotation if market quotations are available. Except for short-term securities with remaining maturities of 60 days or less ("Short-Term Securities"), fixed income securities are valued by using market quotations, or independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Short-Term Securities are valued at amortized cost, which approximates market value.

    Investments in investment companies are valued at their net asset values as reported by such companies. Other securities for which quotations are not readily available are valued at their fair value under procedures established by the Company's Board of Trustees. The differences between the cost and market values of investments held by the Funds are reflected as either unrealized appreciation or depreciation.

SECURITY TRANSACTIONS AND RELATED INCOME:

    Security transactions are accounted for on the date the security is purchased or sold (trade date ). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net proceeds of sales.

REPURCHASE AGREEMENTS:

    The Funds may acquire repurchase agreements from financial institutions such as banks and broker dealers which Bank of America National Trust and Saving Association ("Bank of America" or the "Manager") deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by each Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at 102% of the repurchase price (including accrued interest). If the seller defaulted on its repurchase obligation, a Fund would suffer a loss to the extent that the proceeds from a sale of the underlying securities were less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the particular Fund's rights with respect to such securities to be delayed or limited. Securities subject to repurchase agreements are held by the Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Funds under the 1940 Act.

ORGANIZATION EXPENSES:

    All costs incurred by the Company in connection with the organization of the Funds and the initial public offering of shares of the Funds, principally professional fees and printing, have been deferred. Upon commencement of investment operations of each Fund, the deferred organization expenses are being amortized on a straight-line basis over a period of five years. In the event that any of the initial shares of the Funds are redeemed during the amortization period by any holder thereof, the redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of said shares being redeemed bears to the number of initial shares that are outstanding at the time of the redemption.

LEGAL FEES:

    Legal counsel to the Funds has agreed not to charge the Funds for services on routine matters for the first year after the effective date of the Funds' registration statement, which was August 4, 1995.

OTHER:

    Expenses that are directly related to one of the Funds are charged directly to that Fund and are allocated to each class of shares based on the relative net assets of each class, except that distribution plan fees are allocated only to Class B Shares. Other operating expenses are prorated to the Funds on the basis of relative net assets.

NOTE 3 -- PURCHASES AND SALES OF SECURITIES

    Purchases and sales of securities (excluding short-term securities) for the period from September 5, 1995 (commencement of operations) through June 30, 1996 are as follows:

                              PURCHASES         SALES
                             -----------     -----------
Portfolio 1..............    $35,213,207     $10,337,186
Portfolio 2..............     33,859,413       8,972,607
Portfolio 3..............     27,581,438       6,436,312

NOTE 4 -- DIVIDENDS TO SHAREHOLDERS

    Dividends from net investment income are declared and paid annually and distributable net realized capital gains, if any, are declared and distributed at least annually for Class A Shares and Class B Shares of the Funds.

    Dividends from net investment income and net realized capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

NOTE 5 -- FEDERAL INCOME TAXES

    It is the policy of each of the Funds to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

NOTE 6 -- RELATED PARTY TRANSACTIONS

    Bank of America National Trust and Savings Association ("Bank of America") serves as the Funds' Manager, providing investment advisory and administrative services. Bank of America is a subsidiary of BankAmerica Corporation, a registered bank holding company. Under the terms of the management agreement with the Company, Bank of America is entitled to receive fees based on a percentage of the average net assets of each Fund.

    Pursuant to the authority granted in its management agreement, Bank of America has entered into a Sub-Administration Agreement with BISYS Fund Services, Inc. ("BISYS"), under which BISYS will perform certain of the services to be provided under the management agreement.

    BYSIS Fund Services Ohio, Inc. serves as fund accountant and transfer and dividend disbursing agent of the Funds. Fund accounting fees are computed based upon the greater of $2,500 monthly or the following annual fee schedule: 0.0125% of average net assets between $10 million and $50 million; 0.025% of average net assets between $50 million and $200 million; 0.020% of next $200 million and $500 million of average net assets; and 0.015% of average net assets greater than $500 million. In addition, an annual maintenance fee of $20 per account will be charged for transfer and disbursing agent services.

    Concord Financial Group, Inc. (the "Distributor") serves as distributor of the Funds' shares. For the period from September 5, 1995, through June 30, 1996, the Distributor received $690,123 from commissions earned on sales of shares of the Funds, $614,110 of which was reallowed to other broker/dealers.

    BISYS, BISYS Fund Services Ohio, Inc. and the Distributor are each wholly owned subsidiaries of The BISYS Group, Inc.

    The Company has adopted a Shareholder Service Plan for Class A shares and Class B shares, under which the Class A shares and Class B shares of the Funds reimburse the Distributor and Service Organizations for shareholder servicing fees incurred. Under the Shareholder Service Plan, payments by a Fund for shareholder servicing expenses may not exceed an annual rate of 0.25% of the Fund's average daily net assets. The Company has also adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, under which the Class B shares of each Fund compensate the Distributor for services rendered and costs incurred in connection with distribution of the Class B shares. Under the Distribution Plan, payments by the Class B shares of a Fund for distribution expenses are incurred at the annual rate of 0.75% of the average daily net assets of the Fund attributable to the Class B shares.

    Certain officers of the Company are affiliated with BISYS. Such persons are not paid directly by the Company for serving in those capacities.

    Bank of America has agreed to voluntarily reduce its fees, absorb and/or reimburse operating expenses for the first twelve months of the Funds' operations to ensure that the operating expenses for each Fund do not exceed 1.00% and 1.75% (annualized) of the average net assets of each Fund's Class A and Class B Shares, respectively.

    Information regarding related party transactions is as follows for the period from September 5, 1995 through June 30, 1996:

                                                                         PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                             1               2               3
                                                                         ---------       ---------       ---------
MANAGEMENT FEES:
Annual fee before voluntary fee reductions (Percentage of average net
 assets)...............................................................       .60%            .60%            .60%
Voluntary fee reductions...............................................  $ 66,867        $ 60,070        $ 49,313
12B-1 FEES (CLASS B):
Annual fee (Percentage of average net assets)..........................       .75%            .75%            .75%
SHAREHOLDER SERVICES FEES:
Annual fee before voluntary fee reductions (Percentage of average net
 assets)...............................................................       .25%            .25%            .25%
Voluntary fee reductions (Class A).....................................  $  7,774        $  8,058        $  6,118
Voluntary fee reductions (Class B).....................................  $ 16,851        $ 14,167        $ 11,998
EXPENSES REIMBURSED:...................................................  $121,917        $117,138        $101,252
TRANSFER AGENT FEES:
Voluntary fee reductions...............................................  $ 53,202        $ 57,938        $ 58,181

NOTE 7 -- CAPITAL SHARE TRANSACTIONS

    Transactions in capital shares for the Funds are summarized below (amounts in thousands):

                                         PORTFOLIO 1                PORTFOLIO 2                PORTFOLIO 3
                                    ----------------------     ----------------------     ----------------------
                                      SEPTEMBER 5, 1995          SEPTEMBER 5, 1995          SEPTEMBER 5, 1995
                                              TO                         TO                         TO
                                       JUNE 30, 1996(A)           JUNE 30, 1996(A)           JUNE 30, 1996(A)
                                    ----------------------     ----------------------     ----------------------
                                    SHARES         AMOUNT      SHARES         AMOUNT      SHARES         AMOUNT
                                    ------         -------     ------         -------     ------         -------
Class A Shares
   Issued.........................    741          $7,708        786          $8,218        587          $6,216
   Reinvested.....................      1              13          1              14          1               7
   Redeemed.......................    (68)           (722)       (98)         (1,036)       (37)           (402)
                                    ------         -------     ------         -------     ------         -------
Net increase -- Class A...........    674           6,999        689           7,196        551           5,821
                                    ------         -------     ------         -------     ------         -------
Class B Shares
   Issued.........................  1,908          19,757      1,798          18,814      1,644          17,430
   Reinvested.....................      2              26          2              19          1              14
   Redeemed.......................   (148)         (1,558)       (83)           (877)      (136)         (1,457)
                                    ------         -------     ------         -------     ------         -------
Net increase -- Class B...........  1,762          18,225      1,717          17,956      1,509          15,987
                                    ------        -------     ------         -------     ------         -------
Net increase in Fund..............  2,436         $25,224      2,406         $25,152      2,060         $21,808
                                    ======        =======     ======         =======     ======         =======

---------------
(a) Period from commencement of operations.

NOTE 8 -- FEDERAL INCOME TAX INFORMATION

    The Time Horizon Funds designate the following eligible distributions for the dividends received deduction for corporations for the taxable year ended June 30, 1996 for Portfolio 1 and the taxable year ended April 30, 1996 for Portfolio 2 and Portfolio 3:

                                                                                                      DIVIDEND
                                                                                     DIVIDEND          INCOME
                                                                                      INCOME          PER SHARE
                                                                                     --------         ---------
Portfolio 1........................................................................  $61,857
   Class A.........................................................................                      .007
   Class B.........................................................................                      .006
Portfolio 2........................................................................  $38,878
   Class A.........................................................................                      .009
   Class B.........................................................................                      .008
Portfolio 3........................................................................  $43,680
   Class A.........................................................................                      .012
   Class B.........................................................................                      .010

TIME HORIZON FUNDS
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                              PORTFOLIO 1
                                                     ------------------------------
                                                       CLASS A           CLASS B
                                                     ------------      ------------
                                                     SEPTEMBER 5,      SEPTEMBER 5,
                                                       1995 TO           1995 TO
                                                       JUNE 30,          JUNE 30,
                                                       1996(A)           1996(A)
                                                     ------------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD..............     $  10.04(d)       $  10.04(d)
                                                     ------------      ------------
Investment Activities:
  Net investment income...........................         0.22              0.18
  Net realized and unrealized gains on
    investments...................................         0.45              0.43
                                                     ------------      ------------
                                                           0.67              0.61
                                                     ------------      ------------
Distributions:
  Net investment income...........................        (0.06)            (0.05)
                                                     ------------      ------------
NET ASSET VALUE, END OF PERIOD....................     $  10.65          $  10.60
                                                     ============      ============
Total Return (excludes sales and redemption
  charges)........................................         6.68%(b)          6.09%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets at end of period (000)...............     $  7,172          $ 18,681
  Ratio of expenses to average net assets.........         0.49%(c)          1.29%(c)
  Ratio of net investment income to average net
    assets........................................         3.96%(c)          3.16(c)
  Ratio of expenses to average net assets*........         2.95%(c)          3.65%(c)
  Ratio of net investment income to average net
    assets*.......................................         1.50%(c)          0.80%(c)
  Portfolio turnover**............................           72%               72%
  Average commission rate paid(e).................     $ 0.0652          $ 0.0652

---------------

   * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

  ** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

 (a) Period from commencement of operations.

 (b) Not annualized.

 (c) Annualized.

 (d) Net asset value includes the effect of income earned on initial seed money for the period from July 28, 1995 (initial seed date) through September 4, 1995 (initial sale of shares to public).

 (e) Represents the dollar amount of commissions paid on portfolio transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged and is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

See Notes to Financial Statements.

TIME HORIZON FUNDS
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                              PORTFOLIO 2
                                                     ------------------------------
                                                       CLASS A           CLASS B
                                                     ------------      ------------
                                                     SEPTEMBER 5,      SEPTEMBER 5,
                                                       1995 TO           1995 TO
                                                       JUNE 30,          JUNE 30,
                                                       1996(A)           1996(A)
                                                     ------------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD..............     $  10.04(d)       $  10.04(d)
                                                     ------------      ------------
Investment Activities:
  Net investment income...........................         0.21              0.15
  Net realized and unrealized gains on
    investments...................................         0.54              0.54
                                                     ------------      ------------
                                                           0.75              0.69
                                                     ------------      ------------
Distributions:
  Net investment income...........................        (0.06)            (0.05)
                                                     ------------      ------------
NET ASSET VALUE, END OF PERIOD....................     $  10.73          $  10.68
                                                     ============      ============
Total Return (excludes sales and redemption
  charges)........................................         7.48%(b)          6.88%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets at end of period (000)...............     $  7,389          $ 18,350
  Ratio of expenses to average net assets.........         0.50%(c)          1.32%(c)
  Ratio of net investment income to average net
    assets........................................         3.72%(c)          2.92%(c)
  Ratio of expenses to average net assets*........         3.12%(c)          3.87%(c)
  Ratio of net investment income to average net
    assets*.......................................         1.10%(c)          0.37%(c)
  Portfolio turnover**............................           72%               72%
  Average commission rate paid(e).................     $ 0.0592          $ 0.0592

---------------

   * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

  ** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

 (a) Period from commencement of operations.

 (b) Not annualized.

 (c) Annualized.

 (d) Net asset value includes the effect of income earned on initial seed money for the period from July 28, 1995 (initial seed date) through September 4, 1995 (initial sale of shares to public).

 (e) Represents the dollar amount of commissions paid on portfolio transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged and is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

See Notes to Financial Statements.

TIME HORIZON FUNDS
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                              PORTFOLIO 3
                                                     ------------------------------
                                                       CLASS A           CLASS B
                                                     ------------      ------------
                                                     SEPTEMBER 5,      SEPTEMBER 5,
                                                       1995 TO           1995 TO
                                                       JUNE 30,          JUNE 30,
                                                       1996(A)           1996(A)
                                                     ------------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD..............     $  10.04(d)       $  10.04(d)
                                                     ------------      ------------
Investment Activities:
  Net investment income...........................         0.18              0.12
  Net realized and unrealized gains on
    investments...................................         0.77              0.78
                                                     ------------      ------------
                                                           0.95              0.90
                                                     ------------      ------------
Distributions:
  Net investment income...........................        (0.05)            (0.04)
                                                     ------------      ------------
NET ASSET VALUE, END OF PERIOD....................     $  10.94          $  10.90
                                                     ============      ============
Total Return (excludes sales and redemption
  charges)........................................         9.46%(b)          8.98%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets at end of period (000)...............     $  6,033          $ 16,441
  Ratio of expenses to average net assets.........         0.51%(c)          1.34%(c)
  Ratio of net investment income to average net
    assets........................................         3.29%(c)          2.47%(c)
  Ratio of expenses to average net assets*........         3.32%(c)          4.08%(c)
  Ratio of net investment income to average net
    assets*.......................................         0.48%(c)         (0.27)%(c)
  Portfolio turnover**............................           66%               66%
  Average commission rate paid(e).................     $ 0.0584          $ 0.0584

---------------

   * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

  ** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

 (a) Period from commencement of operations.

 (b) Not annualized.

 (c) Annualized.

 (d) Net asset value includes the effect of income earned on initial seed money for the period from July 28, 1995 (initial seed date) through September 4, 1995 (initial sale of shares to public).

 (e) Represents the dollar amount of commissions paid on portfolio transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged and is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

See Notes to Financial Statements.

                         REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of Time Horizon Funds

    We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Time Horizon Portfolio 1, Time Horizon Portfolio 2 and Time Horizon Portfolio 3, series of Time Horizon Funds (collectively the "Funds"), as of June 30, 1996, and the related statements of operations, changes in net assets, and the financial highlights for the period from September 5, 1995 (commencement of operations) to June 30, 1996. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of the Funds as of June 30, 1996, and the results of their operations, changes in their net assets, and the financial highlights for the period from September 5, 1995 (commencement of operations) to June 30, 1996, in conformity with generally accepted accounting principles.

August 19, 1996


                                        /s/ Ernst & Young LLP

                               TIME HORIZON FUNDS

                                    FORM N-1A

                            PART C: OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

         a.    FINANCIAL STATEMENTS:


               (i)  Financial Statements included in Part A of the Registration
                    Statement: [Not applicable]



               (ii) Financial Statements included in Part B of the Registration
                    Statement:



                    Statement of Assets and Liabilities as of December 31, 1996 (unaudited).


                    Statement of Operations for the period ended December 31, 1996 (unaudited).


                    Statement of Changes in net assets for the period ended December 31, 1996 (unaudited)


                    Portfolio of Investments as of December 31, 1996
                    (unaudited).


                    Notes to financial statements.


                    Statement of Assets and Liabilities as of June 30, 1996. Statement of Operations for the period ended June 30, 1996. Statement of Changes in net assets for the period ended June
                      30, 1996.
                    Portfolio of Investments as of June 30, 1996.
                    Notes to financial statements.
                    Report of Independent Auditors


               Schedules II, III, IV and V have been omitted as the required information is not present. Schedule I has been omitted as the required information is presented in the portfolio of investments.

         b.    EXHIBITS:



         (1.1) Certificate of Trust of Registrant.(1)

         (1.2) Amended and Restated Declaration of Trust of Registrant.(2)

         (2)   Bylaws of Registrant.(1)


         (3)   None.

         (4)   None.


         (5)   Management Agreement between Registrant and Bank of America.(3)

         (6) Distribution Agreement between Registrant and Concord Financial Group, Inc.(3)


         (7)   None.


         (8)   Custodian Services Agreement between Registrant and PNC Bank,
               N.A.(3)

         (9.1) Accounting Services Agreement between Registrant and BISYS Fund
               Services.(3)

         (9.2) Transfer Agency and Service Agreement between Registrant and
               BISYS Fund Services.(3)


         (9.3) Shareholder Service Plan (Class A, Class B and Class K).(6)

         (9.4) Sub-Administration Agreement between Registrant and BISYS Fund
               Services.(3)


         (10)  Opinion and consent of counsel



         (11)  Consent of independent accountants.



         (12)  Not applicable.

         (13)     Investment Letter of initial investor in Registrant.(2)


         (14)     None.


         (15.1)   Distribution Service Plan (Class B Shares).(5)


         (15.2)   Distribution and Administrative Services Plan (Class K
                  Shares).(5)

         (15.3)   Administrative Services Plan (Class K Shares) (6)


         (15.4)   Distribution  Service Plan (Class M Shares).


         (15.5)   Administrative Service Plan (Class M Shares).


         (16)     Performance Calculations.(4)

         (17)     Limited Powers of Attorney of Trustees.(2)


         (18)     Multi-Class Plan.


         (19)     Not applicable.


         (27)     Financial Data Schedule.


------------------------------------

(1)      Filed as exhibit to initial Registration Statement on April 21, 1995.

(2)      Filed as exhibit to Pre-Effective Amendment No. 1 on July 31, 1995.

(3) Form of agreement filed as exhibit to Pre-Effective Amendment No. 1 on July 31, 1995.

(4)      Filed as exhibit to Post-Effective Amendment No. 1 on February 5, 1996.

(5)      Filed as exhibit to Post-Effective Amendment No. 2 on June 4, 1996.

(6)      Filed as exhibit to Post-Effective Amendment No. 3 on October 31,
         1996.



ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

         Inapplicable.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.


         As of April 1, 1997, the number of record holders of each series of Registrant was as follows:

            TITLE OF SERIES                             NUMBER OF RECORD HOLDERS
            --------------------------------------------------------------------
            Time Horizon Portfolio 1: Class A                      516
                                      Class B                     1222
                                      Class K                        2
                                      Class M                        0
            Time Horizon Portfolio 2: Class A                      733
                                      Class B                     1855
                                      Class K                        2
                                      Class M                        0
            Time Horizon Portfolio 3: Class A                      1073
                                      Class B                      2238
                                      Class K                         2
                                      Class M                         0


ITEM 27. INDEMNIFICATION.


         Article V of Registrant's Declaration of Trust, Exhibit 1 hereto, provides for the indemnification of Registrant's trustees, officers, employees and agents against liabilities incurred by them in connection with the defense or disposition of any action or proceeding in which they may be involved or with which they may be threatened, while in office or thereafter, by reason of being or having been in such office, except with respect to matters as to which it has been determined that they acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office ("Disabling Conduct").

         Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

         Bank of America National Trust and Savings Association ("Bank of America") performs investment advisory services for Registrant. Bank of America and its predecessors have been in the business of managing investments of fiduciary and other accounts since 1904. In addition to its trust business, Bank of America provides commercial and consumer banking services.

         To the knowledge of Registrant, none of the directors or officers of Bank of America, except those set forth below, is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of Bank of America also hold various positions with, and engage in business for, BankAmerica Corporation (which owns all the outstanding stock of Bank of America) or other subsidiaries of BankAmerica Corporation. Set forth below are the names and principal businesses of the directors of Bank of America and the directors and certain of the senior executive officers of Bank of America who are engaged in any business, profession, vocation or employment of a substantial nature other than with BankAmerica Corporation.

POSITION WITH
BANK OF AMERICA                           PRINCIPAL
NT&SA                                     NAME                                  OCCUPATION TYPE OF BUSINESS
-----------------------------------------------------------------------------------------------------------
Director       Joseph F. Alibrandi        Chairman of the Board and CEO,        Manufacturer of Aerospace
                                          Whittaker Corporation                 and Communications Products

Director       Jill Elikann Barad         President and Chief                   Toy Manufacturer
                                          Operating Officer,                    and Distributor
                                          Mattel, Inc.

Director       Peter B. Bedford           Chairman and CEO, Bedford             California based Real
                                          Property Investors, Inc.              Estate Investment Trust

Director       Andrew F. Brimmer          President, Brimmer & Co. Inc.         Consulting

Director       Richard A. Clarke          Retired Chairman of the               Utility Company
                                          Board, Pacific Gas and
                                          Electric Company

Director       David A. Coulter           Chairman of the Board,                Banking
                                          Chief Executive Officer and
                                          President, Bank America
                                          Corporation and Bank of America
                                          NT&SA

Director       Timm F. Crull              Chairman, Hallmark                    Greeting Cards
                                          International

Director       Kathleen Feldstein         President, Economic                   Economic Consulting
                                          Studies, Inc.

Director       Donald E. Guinn            Chairman Emeritus,                    Telecommunications and
                                          Pacific Telesis Group                 Diversified Holding Company

Director       Frank L. Hope, Jr.         Consulting Architect                  Architectural and
                                                                                Engineering Consulting

Director       Ignacio E. Lozano, Jr.     Chairman,                             Newspaper Publishing
                                          "La Opinion"

Director       Walter E. Massey, Ph.D.    President,                            Higher Education
                                          Morehouse College

Director       John M. Richman            Of Counsel, Wachtell,                 Law Firm
                                          Lipton, Rosen & Katz

POSITION WITH
BANK OF AMERICA                           PRINCIPAL
NT&SA                                     NAME                                  OCCUPATION TYPE OF BUSINESS
-----------------------------------------------------------------------------------------------------------
Director       Richard M. Rosenberg       Retired Chairman of the               Banking
                                          Board and CEO,
                                          Bank America Corporation
                                          and Bank America NT&SA

Director       A. Michael Spense          Dean of the Graduate                  Higher Education
                                          School of Business,
                                          Stanford University

Director       Solomon D. Trujillo        President and CEO,                    Telecommunications
                                          U.S. West
                                          Communications Group

ITEM 29. PRINCIPAL UNDERWRITERS.

         (a) Concord Financial Group, Inc. ("Concord") acts as principal underwriter for the Company. Concord also acts as principal underwriter or exclusive distributor for Pacific Horizon Funds, Inc., and Seafirst Retirement Funds.

         (b) For information as to the business, profession, vocation or employment of a substantial nature of each of Concord, its officers and directors, reference is made to the Form BD filed by Concord (File No. 8-37601), which is incorporated by reference herein. Information as to the positions or offices of each of Concord, its officers and directors is as follows. Unless otherwise noted, the address for each person is 3435 Stelzer Road, Columbus, Ohio 43219-3036.

                            POSITION WITH                       POSITION WITH
NAME AND ADDRESS            CONCORD                             REGISTRANT
-----------------------------------------------------------------------------
Lynn J. Mangum              Chairman of the Board               None
150 Clove Road              and CEO
Little Falls, NJ 07424

Irimga McKay                President                           Vice President
1230 Columbia Street
5th Floor, Suite 500
San Diego, CA 92037


Robert J. McMullan          Executive Vice President            None
150 Clove Road              and Treasurer
Little Falls, NJ 07424

Dennis Sheehan              Senior Vice President                None
125 W. 55th Street
New York, NY 10019

Michael D. Burns            Vice President                      None

Stephen G. Mintos           Executive Vice President            None

George O. Martinez          Senior Vice President               Secretary

Kevin J. Dell               Vice President, General             None
                            Counsel and Secretary

Mark J. Rybarczyk           Senior Vice President               None

John Gilliam                Vice President                      None

Annamaria Porcaro           Assistant Secretary                 None

Robert Tuck                 Assistant Secretary                 None

                            POSITION WITH                       POSITION WITH
NAME AND ADDRESS            CONCORD                             REGISTRANT
-----------------------------------------------------------------------------
Dale Smith                  Vice President                      None
1230 Columbia Street
5th Floor, Suite 500
San Diego, CA 92101

               (c)  Not applicable.

ITEM 30.       LOCATION OF ACCOUNTS AND RECORDS.

         (1) Concord Financial Group, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to the Distributor).

         (2) Bank of America National Trust and Savings Association, 555 California Street, San Francisco, California 94104 (records relating to the Manager).

         (3) 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to the Transfer Agent).

         (4) 222 N. LaSalle, 26th Floor, Chicago, Illinois 60601 (Registrant's Declaration of Trust, By-Laws and minute books).

         (5) PNC Bank, N.A., Broad and Chestnut Streets, Philadelphia, PA 19101 (records relating to the Custodian).

         (6) 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to the Sub-Administrator).

         (7) 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to the Accounting Services Agreement).

ITEM 31.       MANAGEMENT SERVICES.

               Not Applicable.

ITEM 32.       UNDERTAKINGS.

               Registrant hereby undertakes that if it is requested by the holders of at least 10% of its outstanding shares to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee, it will do so and will assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

               Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES



         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, State of Ohio, on the 2nd day of May, 1997.


                                            TIME HORIZON FUNDS


                                            By: /s/ J. David Huber
                                                --------------------------------
                                                J. David Huber, President



         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/ J. David Huber                  President                May 2, 1997
--------------------------
J. David Huber

/s/ Kevin Martin                    Treasurer                May 2, 1997
--------------------------
Kevin Martin

/s/ Robert E. Greeley*              Trustee                  May 2, 1997
--------------------------
Robert E. Greeley

/s/ John Privat*                    Trustee                  May 2, 1997
--------------------------
John Privat

/s/ Edward S. Bottum*               Trustee                  May 2, 1997
--------------------------
Edward S. Bottum

/s/ William P. Carmichael*          Trustee                  May 2, 1997
--------------------------
William P. Carmichael

*By /s/ J. David Huber
--------------------------
    J. David Huber
    Attorney-in-fact

                                  EXHIBIT INDEX
                               TIME HORIZON FUNDS
                        FORM N-1A REGISTRATION STATEMENT
                                FILE NO. 811-9024


Exhibit No.                                                Title of Exhibit
-----------                                                ----------------

     (1.1)          Certificate of Trust of Registrant.(1)

     (1.2)          Amended and Restated Declaration of Trust of Registrant.(2)

     (2)            Bylaws of Registrant.(1)


     (3)            None.

     (4)            None.


     (5)            Management Agreement between Registrant and Bank of
                    America.(3)

     (6) Distribution Agreement between Registrant and Concord Financial Group, Inc.(3)


     (7)            None.


     (8)            Custodian Services Agreement between Registrant and PNC
                    Bank, N.A.(3)

     (9.1) Accounting Services Agreement between Registrant and BISYS Fund Services.(3)

     (9.2) Transfer Agency and Service Agreement between Registrant and BISYS Fund Services.(3)


     (9.3)          Shareholder Service Plan (Class A, Class B and Class K).(6)


     (9.4) Sub-Administration Agreement between Registrant and BISYS Fund Services.(3)





     (10)           Opinion and consent of counsel.



     (11)           Consent of independent auditors.


     (12)           Not applicable.


     (13)           Investment Letter of initial investor in Registrant.(2)


     (14)           None.


     (15.1)         Distribution Service Plan (Class B Shares).(5)


     (15.2)         Distribution and Administrative Services Plan (Class K
                    Shares).(5)


     (15.3)         Administrative Services Plan (Class K Shares). (6)



     (15.4)         Distribution Service Plan (Class M).


     (15.5)         Administrative Service Plan (Class M Shares).


     (16)           Performance Calculations.(4)

     (17)           Limited Powers of Attorney of Trustees.(2)


     (18)           Multi-Class Plan.


     (19)           Not applicable.

     (27)           Financial Data Schedule.



----------------------



     (1)            Filed as exhibit to initial Registration Statement on April
                    21, 1995.

     (2)            Filed as exhibit to Pre-Effective Amendment No. 1 on July
                    31, 1995.

     (3) Form of agreement filed as exhibit to Pre-Effective Amendment No. 1 on July 31, 1995.

     (4)            Filed as exhibit to Post-Effective Amendment No. 1 on
                    February 5, 1996.

     (5)            Filed as exhibit to Post-Effective Amendment No. 2 on June
                    4, 1996.

     (6)            Filed as exhibit to Post-Effective Amendment No. 3 on
                    October 31, 1996.